FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Schedule of Investments, August 31, 2023 (unaudited)

K2 Alternative Strategies Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 26.3%
Aerospace & Defense 0.0%†
[a]Eve Holding Inc., 5/09/27, wts.	United States	152,130	$116,379
[a]Satellogic Inc., 1/25/27, wts.	United States	2,058	223

			116,602

Airlines 0.0%†
[a]American Airlines Group Inc.	United States	696	10,252

Automobile Components 0.1%
[a]The Goodyear Tire & Rubber Co.	United States	85,101	1,098,654

Automobiles 0.0%†
[a],[b]Fisker Inc.	United States	3,699	21,713
[a]Livewire Group Inc., 9/26/27, wts.	United States	96,052	45,144
[a],bLucid Group Inc.	United States	1,817	11,411

			78,268

Beverages 0.3%
Davide Campari-Milano NV	Italy	49,629	648,404
[a,c]Monster Beverage Corp.	United States	25,057	1,438,523

			2,086,927

Biotechnology 1.9%
[a]Abcam PLC, ADR	United Kingdom	42,046	951,081
[a]Eqrx Inc.	United States	244,792	560,574
[a]Gossamer Bio Inc.	United States	100	104
[a]Horizon Therapeutics PLC	United States	70,892	7,992,364
[a]Karyopharm Therapeutics Inc.	United States	1,000	1,280
[a,d]Seagen Inc.	United States	24,988	5,149,277
[a]Trisalus Life Sciences Inc., 8/10/28, wts.	United States	16,455	3,702

			14,658,382

Building Products 0.0%†
[a]Pgt Innovations Inc.	United States	3,542	99,849

Capital Markets 0.7%
[a]Focus Financial Partners Inc., A	United States	24,930	1,321,290
Greenhill & Co. Inc.	United States	134,095	1,977,901
[c]Moody’s Corp.	United States	4,812	1,620,682
Sculptor Capital Management Inc., A	United States	21,841	253,792

			5,173,665

Chemicals 0.9%
[a]Aspen Aerogels Inc.	United States	32,407	197,358
The Sherwin-Williams Co.	United States	18,899	5,135,236
Sociedad Quimica y Minera de Chile SA, ADR	Chile	25,769	1,612,882
[a]Tronox Holdings PLC, A	United States	26,276	358,405

			7,303,881

Commercial Services & Supplies 0.9%
[a]Bitcoin Depot Inc., 6/30/28, wts.	United States	12,581	2,360
[c]Cintas Corp.	United States	4,892	2,466,399
[a]Digital Transformation Opportunities Corp., A, 3/31/28, wts.	United States	9,795	2,253
Republic Services Inc., A	United States	30,305	4,367,860
[a]Shapeways Holdings Inc., 9/29/26, wts.	United States	13,286	263

			6,839,135

Communications Equipment 0.0%†
[a]Riverbed Technology Inc.	United States	5,404	2,378

Construction & Engineering 1.0%
[a]Fluor Corp.	United States	10	350

Quarterly Consolidated Schedule of Investments | See Notes to the Consolidated Schedule of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Construction & Engineering (continued)
[a,c]Mastec Inc.	United States	40,746	$4,053,820
[c]Quanta Services Inc.	United States	19,736	4,141,994

			8,196,164

Consumer Finance 0.3%
[a]NeoGames S.A.	Israel	77,390	2,074,052

Containers & Packaging 0.2%
Ball Corp.	United States	20,996	1,143,232
Crown Holdings Inc.	United States	2,775	257,132

			1,400,364

Diversified Financial Services 0.7%
[a]7GC & Co. Holdings Inc., A, 12/28/27, wts.	United States	3,244	338
[a]Accor Acquisition Co. SA, B, 7/08/26, wts.	France	19,332	—
[a,c]Accretion Acquisition Corp.	United States	35,312	370,599
[a]African Gold Acquisition Corp., A, 3/31/28, wts.	United States	4,750	1
[a,b]Altc Acquisition Corp., A	United States	4,549	47,128
[a,b]Andretti Acquisition Corp., A	United States	4,486	48,224
[a]Apollo Strategic Growth Capital II, A, 2/12/28, wts.	United States	5,405	628
[a]Ares Acquisition Corp. II	United States	41,297	422,468
[a]Ares Acquisition Corp. II, 6/12/28, wts.	United States	42,181	14,679
[a]Athena Consumer Acquisition Corp., A, 7/31/28, wts.	United States	13,194	4,813
[a]Athena Technology Acquisition Corp. II, A, 10/17/28, wts.	United States	19,317	819
[a]Atlantic Coastal Acquisition Corp., A, 3/02/26, wts.	United States	5,443	—
[a,c]Beard Energy Transition Acquisition Corp., A	United States	2,492	26,477
[a]Bellevue Life Sciences Acquisition Corp.	United States	22,684	235,460
[a,c]C5 Acquisition Corp., A	United States	35,364	382,638
[a]Capitalworks Emerging Markets Acquisition Corp., A, 11/19/26, wts.	United States	7,737	503
[a]CC Neuberger Principal Holdings III, 2/05/26, wts.	United States	7,027	1,502
[a]Churchill Capital Corp. VI, A	United States	9,074	94,370
[a]Churchill Capital Corp. VII, A	United States	37,869	394,974
[a]Climate Transition Capital Acquisition I BV, A, 6/29/26, wts.	Netherlands	17,720	—
[a,c]Concord Acquisition Corp. II, A	United States	23,280	237,456
[a]Conx Corp., A, 10/30/27, wts.	United States	14,679	2,202
[a]Corner Growth Acquisition Corp., A, 4/09/26, wts.	United States	5,737	479
[a]Corner Growth Acquisition Corp., A, 12/31/27, wts.	United States	7,606	848
[a]Crown PropTech Acquisitions, 2/11/26, wts.	United States	12,844	2,248
[a]DHC Acquisition Corp., A, 2/25/26, wts.	United States	241	11
[a,c]EF Hutton Acquisition Corp. I	United States	35,442	372,495
[a]Energy Transition Partners BV	Netherlands	3,372	36,381
[a]Energy Transition Partners BV, 7/16/26, wts.	Netherlands	1,124	61
[a]Fast Acquisition Corp. II, A, 3/16/26, wts.	United States	180	88
[a]Focus Impact Acquisition Corp., A, 10/28/26, wts.	United States	6,618	354
[a,c]Forest Road Acquisition Corp. II, A	United States	32,625	335,385
[a,c]Four Leaf Acquisition Corp., A	United States	39,000	406,770
[a,c]Four Leaf Acquisition Corp., A, 3/15/28, wts.	United States	39,000	3,311
[a]FTAC Zeus Acquisition Corp., A	United States	6,342	66,528
[a,c]Fusion Acquisition Corp. II, A, 2/29/28, wts.	United States	5,297	318
[a]Global Partner Acquisition Corp. II, A, 1/14/28, wts.	United States	2,950	118
[a]Growth For Good Acquisition Corp., Contingent Value, rts., 6/14/23	United States	5,118	1,152
[a]Inflection Point Acquisition Corp. II, A	United States	20,111	204,328
[a]Inflection Point Acquisition Corp. II, A, 8/31/29, wts.	United States	27,958	5,731
[a]Investcorp Europe Acqusition Corp. I, A, 12/15/26, wts.	United States	65,608	17,715
[a]Jaws Mustang Acquisition Corp., A, 1/30/26, wts.	United States	8,196	450
[a]Keen Vision Acquisition Corp.	United States	16,110	164,000

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Landcadia Holdings IV Inc., A, 3/29/28, wts.	United States	1,171	$129
[a]Learn CW Investment Corp., A	United States	19,726	208,504
[a]Learn CW Investment Corp., A, 10/08/26, wts.	United States	9,863	296
[a]Live Oak Crestview Climate Acquisition Corp., A, 9/27/28, wts.	United States	452	18
[a]M3-Brigade Acquisition II Corp., A, 3/09/26, wts.	United States	7,608	516
[a]Nabors Energy Transition Corp. II	United States	47,333	484,216
[a]Northern Star Investment Corp. II, A, 1/31/28, wts.	United States	3,083	137
[a,c]Oak Woods Acquisition Corp., A	Canada	46,800	485,550
[a]Oak Woods Acquisition Corp., A, 3/23/28, wts.	Canada	46,800	1,760
[a]Oak Woods Acquisition Corp., Contingent Value, rts., 12/31/99	Canada	46,800	12,198
[a,b]Patria Latin American Opportunity Acquisition Corp.	Cayman Islands	13,116	143,227
[a,e]Pershing Square Tontine Holdings Ltd., A	United States	42,829	8,566
[a]Rigel Resource Acquisition Corp., A, 11/05/26, wts.	United States	4,071	580
[a]RMG Acquisition Corp. III, A, 2/08/26, wts.	United States	557	48
[a,c]Rosecliff Acquisition Corp. I, A, 2/11/26, wts.	United States	19,875	3,574
[a]Screaming Eagle Acquisition Corp., A	United States	28,444	296,386
[a]Screaming Eagle Acquisition Corp., A, 1/05/27, wts.	United States	20,384	3,873
[a]Slam Corp., A, 2/23/26, wts.	United States	7,928	1,538
[a]Social Leverage Acquisition Corp. I, A	United States	13,866	140,324
[a]Social Leverage Acquisition Corp. I, A, 2/17/28, wts.	United States	3,466	346
[a]Southport Acquisition Corp., 5/24/28, wts.	United States	4,946	185
[a]Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	81
[a]Target Global Acquisition I Corp., A, 12/08/26, wts.	Israel	3,516	179
[a]Teract SA, 11/16/25, wts.	France	3,920	150
[a]Twelve Seas Investment Co. II, A, 3/02/28, wts.	United States	1,629	69
[a]Vahanna Tech Edge Acquisition I Corp., A, 11/30/28, wts.	United States	3,958	396

			5,696,896

Electric Utilities 2.5%
Constellation Energy Corp.	United States	34,991	3,644,663
Duke Energy Corp.	United States	161	14,297
[c]Edison International	United States	52,603	3,621,717
[a]Energy Harbor Corp.	United States	54,523	4,307,317
[c]NextEra Energy Inc.	United States	27,313	1,824,508
Origin Energy Ltd.	Australia	266,996	1,501,468
[a,c]PG&E Corp.	United States	156,874	2,557,046
[c]PNM Resources Inc.	United States	31,351	1,389,163
PPL Corp.	United States	1,537	38,302
[a]Talen Energy Supply LLC, A	United States	16,117	890,464

			19,788,945

Electrical Equipment 1.9%
[a]Amprius Technologies Inc., 9/14/27, wts.	United States	129,731	40,632
[a]Array Technologies Inc.	United States	190,513	4,738,058
Eaton Corp. PLC	United States	656	151,123
[a],bElectriq Power Holdings Inc.	United States	9,876	18,468
Emerson Electric Co.	United States	7,751	761,536
[a,c]Enovix Corp.	United States	19,772	272,458
[a,c]Fluence Energy Inc., A	United States	82,844	2,182,939
[a]Nextracker Inc., A	United States	48,702	2,051,328
[a]Plug Power Inc.	United States	58,872	498,057
[a]Sunrun Inc.	United States	63,923	999,117
[c]Vertiv Holdings Co., A	United States	85,623	3,372,690

			15,086,406

Electronic Equipment, Instruments & Components 0.2%
[a]Hollysys Automation Technologies Ltd.	China	62,384	1,175,314

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Electronic Equipment, Instruments & Components (continued)
[a]Movella Holdings Inc., A, 2/10/28, wts.	United States	5,567	$228
[a]Presto Automation Inc., 9/21/27, wts.	United States	18,090	1,333

			1,176,875

Energy Equipment & Services 0.0%†
[a]Helix Energy Solutions Group Inc.	United States	9,000	91,260
[a,c]Transocean Ltd., 6/13/26, wts.	United States	11,501	51,409

			142,669

Entertainment 0.8%
[c,d]Activision Blizzard Inc.	United States	39,800	3,661,202
[a]AMC Entertainment Holdings Inc., A	United States	52,416	657,815
[a]Kahoot! ASA	Norway	104,769	338,483
[a,d]Manchester United PLC, A	United Kingdom	41,440	945,246
[a]SciPlay Corp., A	United States	565	12,826
[a]Sea Ltd., ADR	Singapore	1,100	41,393
[d]World Wrestling Entertainment Inc., A	United States	7,675	741,021

			6,397,986

Equity Real Estate Investment Trusts (REITs) 0.0%†
[a]Braemar Hotels & Resorts Inc.	United States	47	128

Food & Staples Retailing 1.1%
Albertsons Cos. Inc., A	United States	87,984	1,970,842
[c]Costco Wholesale Corp.	United States	10,167	5,584,530
The Kroger Co.	United States	29,565	1,371,520

			8,926,892

Food Products 0.7%
[a]Benson Hill Inc., 9/29/26, wts.	United States	5,669	399
Chocoladefabriken Lindt & Spruengli AG	Switzerland	81	968,175
Costa Group Holdings Ltd.	Australia	318,485	586,021
The Hershey Co.	United States	6,241	1,340,941
[a]Hostess Brands Inc., A	United States	4,961	141,289
[a]Sovos Brands Inc.	United States	5,259	117,801
[a]United Malt GRP Ltd.	Australia	834,972	2,661,346

			5,815,972

Ground Transportation 0.4%
Canadian Pacific Kansas City Ltd.	Canada	41,070	3,260,137

Health Care Equipment & Supplies 0.1%
[a]Cutera Inc.	United States	8,797	100,110
[a]Envista Holdings Corp.	United States	18,083	579,018

			679,128

Health Care Providers & Services 0.1%
Synlab AG	Germany	51,314	525,264

Health Care Technology 0.2%
Emis Group PLC	United Kingdom	76,944	1,865,628

Hotels, Restaurants & Leisure 0.0%†
[a]F45 Training Holdings Inc.	United States	120,050	5,642
[a]HomeToGo SE, 2/18/26, wts.	Luxembourg	716	8
[a]Sonder Holdings Inc., 1/18/27, wts.	United States	3,948	173
[a]Target Hospitality Corp.	United States	30	477

			6,300

Household Products 0.0%†
[a]Spectrum Brands Holdings Inc.	United States	3,500	291,095

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Independent Power & Renewable Electricity Producers 1.0%
The AES Corp.	United States	217,904	$3,907,019
Clearway Energy Inc., A	United States	6,506	152,501
[c]NextEra Energy Partners LP	United States	27,000	1,346,760
RWE AG	Germany	17,922	737,969
[a,c]Sunnova Energy International Inc.	United States	150,416	2,092,286

			8,236,535

Industrial Conglomerates 0.7%
General Electric Co.	United States	35,716	4,088,053
Hitachi Ltd.	Japan	19,359	1,286,643

			5,374,696

Insurance 0.9%
[a]American Equity Investment Life Holding Co.	United States	5,010	268,937
[a]Aon PLC, A	United States	8,060	2,687,124
Arthur J Gallagher & Co.	United States	5,913	1,362,828
The Progressive Corp.	United States	9,805	1,308,673
W.R. Berkley Corp.	United States	22,008	1,361,415

			6,988,977

Interactive Media & Services 0.2%
[a]Alphabet Inc., A	United States	9,689	1,319,351
[a]Wejo Group Ltd., 11/18/26, wts.	United States	3,488	5

			1,319,356

Internet & Direct Marketing Retail 0.0%†
[a]Cazoo Group Ltd., 8/26/26, wts.	Cayman Islands	19,178	39

IT Services 0.9%
[a]Core Scientific Inc., 1/19/27, wts.	United States	1,383	180
International Business Machines Corp.	United States	12,984	1,906,441
MasterCard Inc., A	United States	5,283	2,179,977
[a],fNetwork International Holdings PLC, 144A	United Arab Emirates	648,982	3,189,868
[a]VNET Group Inc., ADR	China	28,400	106,500

			7,382,966

Life Sciences Tools & Services 1.0%
[a,d]Illumina Inc.	United States	2,800	462,616
[a]Mettler-Toledo International Inc.	United States	3,596	4,363,674
[a]Syneos Health Inc., A	United States	44,184	1,887,982
Thermo Fisher Scientific Inc.	United States	2,239	1,247,347

			7,961,619

Media 0.1%
[a,c]Altice USA Inc., A	United States	31,159	95,658
[a]Clear Channel Outdoor Holdings Inc., A	United States	192,601	279,271
[a,b]Dish Network Corp., A	United States	13,810	82,860
[a]Iheartmedia Inc., A	United States	36,986	133,520
[a]Innovid Corp., A, 11/30/26, wts.	Israel	69	6

			591,315

Metals & Mining 0.1%
Freeport-McMoRan Inc.	United States	9,297	371,043
[a]Iamgold Corp.	Burkina Faso	196,486	483,356
United States Steel Corp.	United States	5,201	161,699

			1,016,098

Multi-Utilities 0.0%†
CenterPoint Energy Inc.	United States	236	6,582

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Multi-Utilities (continued)
CMS Energy Corp.	United States	578	$32,478

			39,060

Oil, Gas & Consumable Fuels 0.3%
[a]Denbury Inc.	United States	8,394	768,723
[a,e]Gazprom PJSC	Russia	615,160	—
[c]New Fortress Energy Inc., A	United States	32,708	1,015,256
[c]Targa Resources Corp.	United States	6,090	525,262

			2,309,241

Personal Products 0.5%
L’Oreal SA	France	8,679	3,812,098

Pharmaceuticals 0.6%
[a]Avadel Pharmaceuticals PLC, ADR	United States	42,988	580,768
Dechra Pharmaceuticals PLC	United Kingdom	43,833	2,107,318
[d]Johnson & Johnson	United States	1,408	227,645
Novo Nordisk AS, ADR	Denmark	1,963	364,372
[a,c],[d]Reata Pharmaceuticals Inc., A	United States	8,694	1,469,286

			4,749,389

Professional Services 0.0%†
Applus Services SA	Spain	17,650	181,226

Real Estate Management & Development 0.0%†
[a,b]Redfin Corp.	United States	4,700	44,744

Road & Rail 0.8%
[c]CSX Corp.	United States	88,694	2,678,559
[c]Hertz Corp. Escrow	United States	1,982,000	178,380
[a]Uber Technologies Inc.	United States	33,971	1,604,450
[c]Union Pacific Corp.	United States	7,969	1,757,722

			6,219,111

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV, G	Netherlands	1,492	985,511
[a]Emagin Corp.	United States	274,867	549,734
[d]Silicon Motion Technology Corp., ADR	Taiwan	13,852	752,302

			2,287,547

Software 1.8%
[f]ALFA Financial Software Holdings PLC, 144A	United Kingdom	176,724	340,289
[a]Black Knight Inc.	United States	22,864	1,732,177
[a]Blackline Inc.	United States	19	1,141
[a]Esi Group	France	2,197	354,965
Infomedia Ltd.	Australia	497,543	540,975
[a]Kaleyra Inc.	Italy	34,428	235,832
[c]Microsoft Corp.	United States	15,913	5,215,645
[a]New Relic Inc.	United States	4,943	420,698
Simcorp A/S	Denmark	20,114	2,138,638
[a]VMware Inc., A	United States	19,157	3,233,318

			14,213,678

Specialty Retail 1.0%
[a]Autozone Inc.	United States	647	1,637,771
[a]Carvana Co., A	United States	1	50
The Home Depot Inc.	United States	15,254	5,038,396
Murphy USA Inc.	United States	4,398	1,396,981
[a]Warby Parker Inc., A	United States	2,446	29,376

			8,102,574

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights		Value

Common Stocks and Other Equity Interests (continued)
Technology Hardware, Storage & Peripherals 0.2%
Apple Inc.	United States	7,548		$1,418,043

Textiles, Apparel & Luxury Goods 0.5%
[a]Capri Holdings Ltd.	United States	22,494		1,180,710
Hermes International	France	948		1,949,739
LVMH Moet Hennessy Louis Vuitton SE	France	1,190		1,006,333

				4,136,782

Trading Companies & Distributors 0.3%
[c]Herc Holdings Inc.	United States	18,464		2,402,905

Water Utilities 0.0%†
Guangdong Investment Ltd.	China	229,203		178,921

Wireless Telecommunication Services 0.1%
[c]Vodafone Group PLC, ADR	United Kingdom	75,799		706,447

Total Common Stocks and Other Equity Interests (Cost $165,991,910)				208,472,261

Exchange Traded Funds 0.4%
iShares MSCI Brazil Capped ETF	Brazil	49,549		1,528,587
SPDR S&P Oil & Gas Exploration & Production ETF	United States	8,042		1,195,685
VanEck Oil Services ETF	United States	1,687		574,811

Total Exchange Traded Funds (Cost $3,319,360)				3,299,083

Preferred Stocks 0.0%†
Banks 0.0%†
Silvergate Capital Corp., 5.375%, pfd., A	United States	7,481		71,070

Communications Equipment 0.0%†
[a]Riverbed Technology Inc., pfd., A	United States	3,699		943

Thrifts & Mortgage Finance 0.0%†
FHLMC, 8.375%, pfd., Z	United States	8,177		17,989
FNMA, 8.25%, pfd., S	United States	15,150		34,845

				52,834

Total Preferred Stocks (Cost $243,690)				124,847

		Principal Amount*

Convertible Bonds 12.8%
Aerospace & Defense 0.2%
Kaman Corp., senior note, 3.25%, 5/01/24	United States	1,576,000		1,519,264
[f]Virgin Galactic Holdings Inc., senior note, 144A, 2.50%, 2/01/27	United States	111,000		54,389

				1,573,653

Airlines 0.4%
[f]Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	32,034	EUR	611,162
American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	223,000		255,335
[f]Cathay Pacific Finance III Ltd., senior note, Reg S, 2.75%, 2/05/26	Hong Kong	8,000,000	HKD	1,072,128
[f]GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	977,000		806,737
Jetblue Airways Corp., senior note, 0.50%, 4/01/26	United States	186,000		147,052

				2,892,414

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Automobiles 0.2%
[f]Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	1,094,000		$559,773
Ford Motor Co., senior note, zero cpn., 3/15/26	United States	22,000		21,571
[c,f]Lucid Group Inc., senior note, 144A, 1.25%, 12/15/26	United States	365,000		238,619
NIO Inc., senior note,
4.50%, 2/01/24	China	178,000		215,599
zero cpn., 2/01/26	China	76,000		73,439
Winnebago Industries Inc., senior note, 1.50%, 4/01/25	United States	576,000		677,376

				1,786,377

Biotechnology 0.6%
Apellis Pharmaceuticals Inc., senior note, 3.50%, 9/15/26	United States	297,000		397,071
[f]Avid SPV LLC, senior note, 144A, 1.25%, 3/15/26	United States	579,000		508,072
[c]Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	1,135,000		749,100
[c]Dynavax Technologies Corp., senior note, 2.50%, 5/15/26	United States	1,111,000		1,668,167
Insmed Inc., senior note, 0.75%, 6/01/28	United States	285,000		254,220
Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	139,000		88,960
[f]Mirum Pharmaceuticals Inc., senior note, 144A, 4.00%, 5/01/29	United States	22,000		25,314
[f]Pharming Group NV, senior note, Reg S, 3.00%, 1/21/25	Netherlands	400,000	EUR	417,300
[c]Travere Therapeutics Inc., senior note, 2.25%, 3/01/29	United States	490,000		386,181

				4,494,385

Chemicals 0.2%
[f]Danimer Scientific Inc., senior note, 144A, 3.25%, 12/15/26	United States	551,000		192,850
Livent Corp., senior note, 4.125%, 7/15/25	United States	455,000		1,164,800
[f]Purecycle Technologies Inc., senior note, 144A, 7.25%, 8/15/30	United States	114,000		108,357

				1,466,007
Commercial Services & Supplies 0.0%†
[f]TETRA Tech Inc., senior note, 144A, 2.25%, 8/15/28	United States	11,000		11,185

Communications Equipment 0.1%
Harmonic Inc., senior note, 2.00%, 9/01/24	United States	428,000		558,283

Construction & Engineering 0.0%†
[f]Granite Construction Inc., senior note, 144A, 3.75%, 5/15/28	United States	55,000		60,794

Consumer Finance 0.2%
EZCORP Inc., senior note,
2.875%, 7/01/24	United States	618,000		641,175
[f]144A, 3.75%, 12/15/29	United States	582,000		576,180
[f]SoFi Technologies Inc., senior note, 144A, zero cpn., 10/15/26	United States	585,000		462,150
[f]Zip Co. Ltd., senior note, Reg S, 5.00%, 4/23/28	Australia	380,000	AUD	141,577

				1,821,082

Consumer Non-Durables 0.1%
Encore Capital Group Inc., senior note,
3.25%, 10/01/25	United States	371,000		477,292
[f]144A, 4.00%, 3/15/29	United States	643,000		614,020

				1,091,312

Diversified Consumer Services 0.1%
Chegg Inc., senior note, 0.125%, 3/15/25	United States	268,000		243,076
Marathon Digital Holdings Inc., senior note, 1.00%, 12/01/26	United States	758,000		476,630
Sabre GLBL Inc., senior note, 4.00%, 4/15/25	United States	288,000		290,333

				1,010,039

Diversified Financial Services 0.1%
[f]Bread Financial Holdings Inc., senior note, 144A, 4.25%, 6/15/28	United States	399,000		465,074
Lendingtree Inc., senior note, 0.50%, 7/15/25	United States	593,000		480,330
Upstart Holdings Inc., senior note, 0.25%, 8/15/26	United States	207,000		138,163
[f]Wisdomtree Inc., senior note, 144A, 5.75%, 8/15/28	United States	94,000		100,063

				1,183,630

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
Diversified Telecommunication Services 0.1%
[c,f]Match Group Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	877,000	$799,210
[b,f]Match Group Financeco 3 Inc., senior bond, 144A, 2.00%, 1/15/30	United States	111,000	104,551

			903,761

Electric Utilities 0.0%†
[f]Alliant Energy Corp., senior note, 144A, 3.875%, 3/15/26	United States	22,000	21,527

Electrical Equipment 0.2%
[c]Plug Power Inc., senior note, 3.75%, 6/01/25	United States	734,000	1,268,939

Electronic Equipment, Instruments & Components 0.0%†
Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	21,000	22,142

Energy Equipment & Services 0.2%
[c]Helix Energy Solutions Group Inc., senior note, 6.75%, 2/15/26	United States	1,012,000	1,620,212
Transocean Inc., senior note, 4.625%, 9/30/29	United States	133,000	344,643

			1,964,855

Entertainment 0.3%
Cinemark Holdings Inc., senior note, 4.50%, 8/15/25	United States	213,000	288,082
[c,f]The Marcus Corp., senior note, 144A, 5.00%, 9/15/25	United States	473,000	720,852
[c]Sea Ltd., senior note,
2.375%, 12/01/25	Singapore	741,000	695,429
0.25%, 9/15/26	Singapore	758,000	604,505

			2,308,868

Equity Real Estate Investment Trusts (REITs) 0.3%
Braemar Hotels & Resorts Inc., senior note, 4.50%, 6/01/26	United States	323,000	265,054
[f]Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A,
[b]3.75%, 8/15/28	United States	262,000	260,035
zero cpn., 5/01/25	United States	504,000	480,060
[c]Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	962,000	821,933
Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	409,000	336,402
[f]Ventas Realty LP, senior note, 144A, 3.75%, 6/01/26	United States	11,000	10,984

			2,174,468

Financial Services 0.1%
Block Inc., senior note, 0.125%, 3/01/25	United States	592,000	549,672

Food & Staples Retailing 0.1%
[f]The Chefs’ Warehouse Inc., senior note, 144A, 2.375%, 12/15/28	United States	617,000	579,363

Food Products 0.1%
[f]Freshpet Inc., senior note, 144A, 3.00%, 4/01/28	United States	334,000	434,116

Health Care Equipment & Supplies 0.4%
Alphatec Holdings Inc., senior note, 0.75%, 8/01/26	United States	224,000	247,251
[f]CONMED Corp., senior note, 144A, 2.25%, 6/15/27	United States	292,000	293,898
Cutera Inc., senior note,
2.25%, 3/15/26	United States	176,000	140,096
2.25%, 6/01/28	United States	268,000	174,200
Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	557,000	514,891
[b]NuVasive Inc., senior note, 0.375%, 3/15/25	United States	638,000	585,046
[f]Shockwave Medical Inc., senior note, 144A, 1.00%, 8/15/28	United States	22,000	22,374
[f]Tandem Diabetes Care Inc., senior note, 144A, 1.50%, 5/01/25	United States	494,000	463,785
[c]Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	880,000	1,017,544

			3,459,085

Health Care Providers & Services 0.2%
Inotiv Inc., senior note, 3.25%, 10/15/27	United States	607,000	303,500
NeoGenomics Inc., senior note, 1.25%, 5/01/25	United States	508,000	478,790

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Health Care Providers & Services (continued)
PetIQ Inc., A, senior note, 4.00%, 6/01/26	United States	641,000		$620,953

				1,403,243

Health Care Technology 1.3%
8x8 Inc., senior note, 4.00%, 2/01/28	United States	390,000		304,707
Bill Holdings Inc., senior note, zero cpn., 12/01/25	United States	780,000		804,863
Blackline Inc., senior note,
0.125%, 8/01/24	United States	338,000		345,808
zero cpn., 3/15/26	United States	749,000		648,821
Cerence Inc., senior note,
3.00%, 6/01/25	United States	400,000		409,218
[f]144A, 1.50%, 7/01/28	United States	322,000		296,562
Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	557,000		479,020
Confluent Inc., senior note, zero cpn., 1/15/27	United States	114,000		95,258
Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	1,160,000		899,696
Evolent Health Inc., senior note, 1.50%, 10/15/25	United States	820,000		856,408
Five9 Inc., senior note, 0.50%, 6/01/25	United States	653,000		618,391
Health Catalyst Inc., senior note, 2.50%, 4/15/25	United States	709,000		686,879
Hubspot Inc., senior note, 0.375%, 6/01/25	United States	583,000		1,143,555
Model N Inc., senior note, 2.625%, 6/01/25	United States	60,000		64,530
[c]MongoDB Inc., senior note, 0.25%, 1/15/26	United States	761,000		1,413,748
[f]Nextgen Healthcare Inc., senior note, 144A, 3.75%, 11/15/27	United States	165,000		169,125
[c]Unity Software Inc., senior note, zero cpn., 11/15/26	United States	1,113,000		884,835

				10,121,424

Hotels, Restaurants & Leisure 0.4%
[f]Basic-Fit NV, senior note, Reg S, 1.50%, 6/17/28	Netherlands	600,000	EUR	559,906
Carnival Corp., senior note,
5.75%, 10/01/24	United States	557,000		945,229
[f]144A, 5.75%, 12/01/27	United States	171,000		252,468
Marriott Vacations Worldwide Corp., senior note,
[b],f144A, 3.25%, 12/15/27	United States	372,000		334,986
zero cpn., 1/15/26	United States	559,000		503,458
Penn Entertainment Inc., senior note, 2.75%, 5/15/26	United States	714,000		881,433
Royal Caribbean Cruises Ltd., senior note, 6.00%, 8/15/25	United States	44,000		92,685

				3,570,165

Household Durables 0.1%
LCI Industries, senior note, 1.125%, 5/15/26	United States	583,000		560,846

Independent Power & Renewable Electricity Producers 0.0%†
[b]Sunnova Energy International Inc., senior note, 2.625%, 2/15/28	United States	11,000		7,899

Interactive Media & Services 0.2%
Snap Inc., senior note,
0.25%, 5/01/25	United States	497,000		465,341
0.75%, 8/01/26	United States	703,000		634,755
0.125%, 3/01/28	United States	771,000		547,477

				1,647,573

Internet & Direct Marketing Retail 1.3%
Airbnb Inc., senior note, zero cpn., 3/15/26	United States	223,000		196,017
[f]Cornwall Jersey Ltd., senior note, Reg S, 0.75%, 4/16/26	United Kingdom	500,000	GBP	430,712
[f]Delivery Hero AG, senior note, Reg S,
1.50%, 1/15/28	South Korea	200,000	EUR	156,021
A, 1.00%, 4/30/26	South Korea	500,000	EUR	453,678
[f]Delivery Hero SE, senior note, Reg S,
1.00%, 1/23/27	South Korea	900,000	EUR	763,786
3.25%, 2/21/30	South Korea	200,000	EUR	204,854
Etsy Inc., senior note,
0.125%, 10/01/26	United States	174,000		189,660

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Internet & Direct Marketing Retail (continued)
Etsy Inc., senior note, (continued)
[b]0.25%, 6/15/28	United States	126,000		$97,146
Fiverr International Ltd., senior note, zero cpn., 11/01/25	United States	982,000		847,564
[c]Fubotv Inc., senior note, 3.25%, 2/15/26	United States	21,000		13,686
Groupon Inc., senior note, 1.125%, 3/15/26	United States	110,000		58,850
[f]Just Eat Takeaway.com NV, senior note, Reg S,
1.25%, 4/30/26	United Kingdom	600,000	EUR	547,702
B, 0.625%, 2/09/28	United Kingdom	700,000	EUR	506,859
Mercadolibre Inc., senior note, 2.00%, 8/15/28	Brazil	842,000		2,640,933
[f]Porch Group Inc., senior note, 144A, 0.75%, 9/15/26	United States	1,428,000		502,513
Q2 Holdings Inc., senior note,
0.125%, 11/15/25	United States	495,000		436,838
0.75%, 6/01/26	United States	884,000		780,130
[c]The Realreal Inc., senior note, 1.00%, 3/01/28	United States	557,000		250,650
[c]Spotify USA Inc., senior note, zero cpn., 3/15/26	United States	747,000		639,525
Techtarget Inc., senior note, zero cpn., 12/15/26	United States	111,000		89,081
Wayfair Inc., senior note,
1.00%, 8/15/26	United States	23,000		19,909
[f]144A, 3.25%, 9/15/27	United States	113,000		150,290
Wix.Com Ltd., senior note, zero cpn., 8/15/25	Israel	594,000		528,363

				10,504,767

IT Services 0.4%
3d Systems Corp., senior note, zero cpn., 11/15/26	United States	390,000		290,355
Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	933,000		815,255
[f]Repay Holdings Corp., A, senior note, 144A, zero cpn., 2/01/26	United States	489,000		408,608
Shift4 Payments Inc., senior note,
0.50%, 8/01/27	United States	58,000		48,314
[c]zero cpn., 12/15/25	United States	817,000		812,915
[c]Shopify Inc., senior note, 0.125%, 11/01/25	Canada	1,115,000		1,018,553

				3,394,000

Leisure Products 0.4%
NCL Corp. Ltd., senior note,
6.00%, 5/15/24	United States	291,000		384,993
5.375%, 8/01/25	United States	700,000		822,850
[c]1.125%, 2/15/27	United States	532,000		447,572
2.50%, 2/15/27	United States	125,000		109,125
Peloton Interactive Inc., senior note, zero cpn., 2/15/26	United States	1,069,000		807,054
[c]Topgolf Callaway Brands Corp., senior note, 2.75%, 5/01/26	United States	581,000		694,348

				3,265,942

Life Sciences Tools & Services 0.1%
Repligen Corp., senior note, 0.375%, 7/15/24	United States	384,000		594,970

Machinery 0.3%
Bloom Energy Corp., senior note,
2.50%, 8/15/25	United States	446,000		524,050
[f]144A, 3.00%, 6/01/28	United States	380,000		407,778
[f]Desktop Metal Inc., senior note, 144A, 6.00%, 5/15/27	United States	464,000		559,120
[b]The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	770,000		756,063

				2,247,011

Media 0.5%
DISH Network Corp., senior bond,
3.375%, 8/15/26	United States	639,000		389,790
senior note, 2.375%, 3/15/24	United States	304,000		288,420
senior note, zero cpn., 12/15/25	United States	129,000		83,695
[f]Liberty Broadband Corp., senior bond, 144A, 3.125%, 3/31/53	United States	301,000		316,802

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Media (continued)
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	1,179,000		$306,540
senior note, 3.75%, 2/15/30	United States	1,969,000		516,863
[f]Liberty Media Corp., 144A,
[c]senior bond, 2.75%, 12/01/49	United States	1,149,000		1,088,678
senior bond, 0.50%, 12/01/50	United States	934,000		1,004,610
senior note, 3.75%, 3/15/28	United States	22,000		24,541

				4,019,939

Metals & Mining 0.4%
ATI Inc., senior note, 3.50%, 6/15/25	United States	434,000		1,286,810
Century Aluminum Co., senior note, 2.75%, 5/01/28	United States	514,000		361,342
[c,f]Ivanhoe Mines Ltd., senior note, 144A, 2.50%, 4/15/26	Canada	465,000		614,950
Lithium Americas Corp., senior note, 1.75%, 1/15/27	Canada	262,000		196,238
U.S. Steel Corp., senior note, 5.00%, 11/01/26	United States	228,000		540,246

				2,999,586

Mortgage Real Estate Investment Trusts (REITs) 0.3%
[f]Arbor Realty Trust Inc., senior note, 144A, 7.50%, 8/01/25	United States	796,000		830,825
PennyMac Corp., senior note,
5.50%, 11/01/24	United States	72,000		69,464
[c]5.50%, 3/15/26	United States	585,000		522,873
Redwood Trust Inc., senior note, 7.75%, 6/15/27	United States	318,000		295,939
Two Harbors Investment Corp., senior note, 6.25%, 1/15/26	United States	314,000		292,020

				2,011,121

Multi-Utilities 0.0%†
[f]CenterPoint Energy Inc., senior note, 144A, 4.25%, 8/15/26	United States	22,000		21,868

Oil, Gas & Consumable Fuels 0.2%
[b]Array Technologies Inc., senior note, 1.00%, 12/01/28	United States	773,000		954,269
Enphase Energy Inc., senior note, zero cpn., 3/01/26	United States	23,000		20,424
Green Plains Inc., senior note, 2.25%, 3/15/27	United States	292,000		348,210
[f]MBT Systems GmbH, senior note, Reg S, 3.50%, 7/08/27	Switzerland	300,000	EUR	337,408

				1,660,311

Personal Products 0.1%
[f]The Beauty Health Co., senior note, 144A, 1.25%, 10/01/26	United States	731,000		568,353

Pharmaceuticals 0.4%
[f]Collegium Pharmaceutical Inc., senior note, 144A, 2.875%, 2/15/29	United States	635,000		571,881
[f]Herbalife Nutrition Ltd., senior note, 144A, 4.25%, 6/15/28	United States	268,000		302,840
Innoviva Inc., senior note, 2.125%, 3/15/28	United States	866,000		719,038
Mannkind Corp., senior note, 2.50%, 3/01/26	United States	595,000		665,656
[b]Pacira Biosciences Inc., senior note, 0.75%, 8/01/25	United States	941,000		862,780
Revance Therapeutics Inc., senior note, 1.75%, 2/15/27	United States	334,000		299,932

				3,422,127

Professional Services 0.0%†
Upwork Inc., senior note, 0.25%, 8/15/26	United States	91,000		75,648

Real Estate Management & Development 0.5%
[f]Fastighets AB Balder, senior note, Reg S, 3.50%, 2/23/28	Sweden	400,000	EUR	413,710
[f]Opendoor Technologies Inc., senior note, 144A, 0.25%, 8/15/26	United States	1,186,000		833,853
Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 0.25%, 6/15/26	United States	1,228,000		898,037
Redfin Corp., senior note,
0.50%, 4/01/27	United States	967,000		618,880
zero cpn., 10/15/25	United States	72,000		58,572
[f]Storagevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	184,000	CAD	119,834

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Real Estate Management & Development (continued)
Zillow Group Inc., senior note, 0.75%, 9/01/24	United States	547,000		$693,049

				3,635,935

Semiconductors & Semiconductor Equipment 0.4%
[f]ams-OSRAM AG, senior note, Reg S, 2.125%, 11/03/27	Austria	900,000	EUR	697,780
[f]Camtek Ltd., senior note, 144A, zero cpn., 12/01/26	Israel	23,000		27,155
Maxeon Solar Technologies Ltd., senior note, 6.50%, 7/15/25	United States	655,000		748,665
[f]Semtech Corp., senior note, 144A, 1.625%, 11/01/27	United States	295,000		283,200
SMART Global Holdings Inc., senior note, 2.00%, 2/01/29	United States	234,000		322,803
Veeco Instruments Inc., senior note,
3.50%, 1/15/25	United States	75,000		99,374
3.75%, 6/01/27	United States	198,000		437,637
[f]144A, 2.875%, 6/01/29	United States	82,000		99,774
Wolfspeed Inc., senior note, 0.25%, 2/15/28	United States	402,000		298,083

				3,014,471

Software 0.8%
Alteryx Inc., senior note, 0.50%, 8/01/24	United States	399,000		376,057
Bentley Systems Inc., senior note, 0.375%, 7/01/27	United States	22,000		19,217
Datadog Inc., senior note, 0.125%, 6/15/25	United States	684,000		834,480
Docusign Inc., senior note, zero cpn., 1/15/24	United States	581,000		569,064
[f]Dye & Durham Ltd., senior note, 144A, 3.75%, 3/01/26	Canada	1,191,000	CAD	690,343
Envestnet Inc., senior note, 0.75%, 8/15/25	United States	532,000		485,450
Everbridge Inc., senior note,
0.125%, 12/15/24	United States	225,000		208,125
[b]zero cpn., 3/15/26	United States	285,000		238,153
[c]Guidewire Software Inc., senior note, 1.25%, 3/15/25	United States	417,000		415,123
i3 Verticals LLC, senior note, 1.00%, 2/15/25	United States	572,000		535,178
Pagerduty Inc., senior note, 1.25%, 7/01/25	United States	230,000		227,562
Pegasystems Inc., senior note, 0.75%, 3/01/25	United States	700,000		645,400
Ringcentral Inc., senior note, zero cpn., 3/15/26	United States	449,000		379,674
Splunk Inc., senior note, 1.125%, 6/15/27	United States	21,000		18,533
Workiva Inc., senior note,
1.125%, 8/15/26	United States	94,000		138,979
[f]144A, 1.25%, 8/15/28	United States	23,000		24,093
Zscaler Inc., senior note, 0.125%, 7/01/25	United States	700,000		849,100

				6,654,531

Specialty Retail 0.3%
Burlington Stores Inc., senior note, 2.25%, 4/15/25	United States	456,000		478,515
The Cheesecake Factory Inc., senior note, 0.375%, 6/15/26	United States	233,000		192,225
[f]Guess? Inc., senior note, 144A, 3.75%, 4/15/28	United States	777,000		869,774
National Vision Holdings Inc., senior note, 2.50%, 5/15/25	United States	725,000		699,625
[f]Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000		40,560

				2,280,699

Trading Companies & Distributors 0.0%†
Xometry Inc., senior note, 1.00%, 2/01/27	United States	164,000		123,398

Transportation Infrastructure 0.2%
Eagle Bulk Shipping Inc., senior note, 5.00%, 8/01/24	United States	1,311,000		1,927,170

Total Convertible Bonds (Cost $108,883,278)				101,368,954

Convertible Bonds in Reorganization (Cost $785,398) 0.0%†
Chemicals 0.0%†
[g]Amyris Inc., senior note, 1.50%, 11/15/26	United States	1,108,000		127,420

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes 8.3%
Banks 1.1%
[f,h]Australia & New Zealand Banking Group Ltd., senior note, Reg S, 6.75%, Perpetual	Australia	200,000		$195,917
[f,h]Bangkok Bank PCL, senior bond, Reg S, 5.00%, Perpetual	Thailand	200,000		188,732
[f]Bank Gospodarstwa Krajowego, secured bond, 144A, 5.375%, 5/22/33	Poland	800,000		782,640
[h]Barclays, junior sub. note, 7.75%, Perpetual	United Kingdom	790,000		791,920
[f]BBVA Bancomer SA, junior sub. bond, 144A, 8.45%, 6/29/38	Mexico	740,000		740,889
[f]Canara Bank, E, senior note, Reg S, 3.875%, 3/28/24	India	966,000		954,244
[f]Freedom Mortgage Corp., senior note, 144A,
8.125%, 11/15/24	United States	6,000		5,973
8.25%, 4/15/25	United States	124,000		122,326
7.625%, 5/01/26	United States	550,000		506,477
[h]HSBC Holdings PLC, junior sub. note, Perpetual
6.375%	United Kingdom	200,000		194,098
8.00% to 3/07/28, FRN thereafter	United Kingdom	200,000		199,970
Indonesia Eximbank, senior note, 3.875%, 4/06/24	Indonesia	1,000,000		986,535
[c],[f]Intesa Sanpaolo SpA, sub. bond, 144A, 5.017%, 6/26/24	Italy	290,000		283,651
[f]Oversea-Chinese Banking Corp. Ltd., junior sub. bond, Reg S, 4.25%, 6/19/24	Singapore	500,000		493,614
Siam Commercial Bank, senior note, 3.90%, 2/11/24	Thailand	1,200,000		1,189,710
State Bank of India, senior note, 4.375%, 1/24/24	India	1,000,000		993,790
[f,h]UBS Group AG, senior bond, Reg S, 7.00%, Perpetual	Switzerland	200,000		198,800
[h]Westpac Banking Corp., junior sub. note, 5.00% to 9/21/27, FRN thereafter, Perpetual	Australia	200,000		176,491

				9,005,777

Biotechnology 0.0%†
[f]Cidron Aida Finco Sarl, senior secured note, Reg S, 6.25%, 4/01/28	Luxembourg	234,000	GBP	261,112

Capital Markets 0.2%
Blackstone Private Credit Fund, senior note,
[c]2.625%, 12/15/26	United States	298,000		256,557
3.25%, 3/15/27	United States	343,000		299,002
[f]eG Global Finance PLC, senior secured note, Reg S, 6.25%, 10/30/25	United Kingdom	462,357	EUR	489,778
[f]Huarong Finance 2017 Co. Ltd., senior bond, Reg S, 5.50%, 4/27/47	China	200,000		133,280
[f]Huarong Finance 2019 Co. Ltd., E, senior bond, Reg S, 4.50%, 5/29/29	China	200,000		147,250
[f]Huarong Finance II Co. Ltd., EMTN, senior bond, Reg S, 4.875%, 11/22/26	China	200,000		164,750

				1,490,617

Chemicals 0.0%†
Olympus Water US Holding Corp., senior note, 9.625%, 11/15/28	United States	200,000		217,509
[f]senior secured note, 144A, 9.75%, 11/15/28	United States	28,000		28,240

				245,749

Construction & Engineering 0.0%†
[f]Artera Services LLC, senior secured note, 144A, 9.033%, 12/04/25	United States	144,000		134,122

Consumer Finance 0.2%
[f]Muthoot Finance Ltd., senior secured note, Reg S, 4.40%, 9/02/23	India	256,000		255,329

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Consumer Finance (continued)
[f]Shriram Transport Finance Co. Ltd., senior note, Reg S, 4.40%, 3/13/24	India	1,000,000		$979,425

				1,234,754

Diversified Financial Services 0.4%
[f]Gaci First Investment Co., senior bond, Reg S, 5.125%, 2/14/53	Saudi Arabia	1,350,000		1,173,493
[c,f]Global Atlantic Finance Co., senior bond, 144A, 7.95%, 6/15/33	United States	463,000		454,850
[f]Intrum AB, senior note, Reg S, 4.875%, 8/15/25	Sweden	144,000	EUR	136,280
NWD MTN Ltd., senior note, 4.125%, 7/18/29	Hong Kong	200,000		127,100
[f]Rec Ltd., senior note, Reg S, 5.25%, 11/13/23	India	1,000,000		997,810

				2,889,533

Diversified Telecommunication Services 0.5%
[f]Frontier Communications Holdings LLC, senior secured note, 144A,
[c]5.875%, 10/15/27	United States	2,373,000		2,163,469
[c]5.00%, 5/01/28	United States	367,000		314,810
[c]8.75%, 5/15/30	United States	336,000		326,901
8.625%, 3/15/31	United States	212,000		204,357
[f],iLigado Networks LLC, senior secured note, 144A, PIK, 15.50%, 11/01/23	United States	1,228,350		426,859
[f]VMED O2 UK Financing I PLC, senior secured note, Reg S, 4.00%, 1/31/29	United Kingdom	412,000	GBP	419,054

				3,855,450

Electric Utilities 0.5%
[c,e]Bruce Mansfield Escrow, senior bond, zero cpn., 6/01/34	United States	6,394,000		15,985
Edison International, junior sub. bond, 8.125%, 6/15/53	United States	1,088,000		1,109,357
[f]EP Infrastructure AS, senior note, Reg S,
1.659%, 4/26/24	Czech Republic	147,000	EUR	153,961
1.698%, 7/30/26	Czech Republic	514,000	EUR	483,507
NTPC Ltd., senior note, 3.75%, 4/03/24	India	500,000		493,377
Power Finance Corp. Ltd., senior note, 3.75%, 6/18/24	India	600,000		589,004
[f]Saudi Electricity Sukuk Programme Co., senior bond, Reg S, 5.684%, 4/11/53	Saudi Arabia	870,000		835,602

				3,680,793

Energy Equipment & Services 0.4%
[c,f]Shelf Drilling Holdings Ltd., senior note, 144A, 8.25%, 2/15/25	United Arab Emirates	698,000		688,123
[f]Transocean Inc., senior note, 144A,
[c]7.25%, 11/01/25	United States	864,000		853,200
7.50%, 1/15/26	United States	384,000		380,444
11.50%, 1/30/27	United States	812,000		857,919
8.00%, 2/01/27	United States	34,000		33,202

				2,812,888

Equity Real Estate Investment Trusts (REITs) 0.2%
[c,f]Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, senior secured note, 144A, 10.50%, 2/15/28	United States	1,268,000		1,266,142
[f]Westfield America Management Ltd., senior note, Reg S, 2.125%, 3/30/25	France	163,000	GBP	191,190

				1,457,332

Food & Staples Retailing 0.1%
Jbs USA Lux SA / Jbs USA Food Co. / Jbs USA Finance Inc., senior note, 3.00%, 2/02/29	United States	35,000		30,057
[f]Market Bidco Finco PLC, senior note, 144A, 5.50%, 11/04/27	United Kingdom	1,000,000		998,467

				1,028,524

Gas Utilities 0.0%†
[f]Eustream AS, senior note, Reg S, 1.625%, 6/25/27	Slovak Republic	356,000	EUR	297,906

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Health Care Providers & Services 0.0%†
[f]Catalent Pharma Solutions Inc., senior note, Reg S, 2.375%, 3/01/28	United States	300,000	EUR	$273,223

Hotels, Restaurants & Leisure 0.3%
[c,f]Carnival Holdings Bermuda Ltd., senior note, 144A, 10.375%, 5/01/28	United States	1,891,000		2,058,343

Household Durables 0.1%
[c,f]K. Hovnanian Enterprises Inc., senior secured note, 144A,
7.75%, 2/15/26	United States	232,000		229,834
10.50%, 2/15/26	United States	850,000		876,643

				1,106,477

Industrial Conglomerates 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note, 6.375%, 12/15/25	United States	1,005,000		959,318

Insurance 0.1%
[f]QBE Insurance Group Ltd., junior sub. bond, Reg S, 7.50% to 11/24/23, FRN thereafter, 11/24/43	Australia	250,000		250,550
[f,h]Tongyang Life Insurance Co. Ltd., junior sub. note, Reg S, 5.25% to 9/22/25, FRN thereafter, Perpetual	South Korea	200,000		179,340

				429,890

Interactive Media & Services 0.0%†
[f]Tencent Holdings Ltd., senior bond, Reg S, 3.94%, 4/22/61	China	500,000		334,074

Internet & Direct Marketing Retail 0.1%
[f]Prosus NV, senior bond, Reg S, 2.778%, 1/19/34	China	821,000	EUR	649,301
[f]Rakuten Group Inc., senior note, 144A, 10.25%, 11/30/24	Japan	328,000		331,280

				980,581

IT Services 0.1%
[f]Hurricane Finance PLC, senior secured note, Reg S, 8.00%, 10/15/25	United Kingdom	358,000	GBP	435,170

Media 0.8%
[c],fAdvantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	1,357,000		1,184,342
[f]Clear Channel Outdoor Holdings Inc., 144A,
senior note, 7.75%, 4/15/28	United States	352,000		277,180
senior note, 7.50%, 6/01/29	United States	194,000		144,761
[c]senior secured note, 9.00%, 9/15/28	United States	1,500,000		1,508,850
[f]Clear Channel Worldwide Holdings Inc., senior secured note, 144A, 5.125%, 8/15/27	United States	40,000		35,864
[c,f]CSC Holdings LLC, 144A,
senior bond, 5.50%, 4/15/27	United States	1,755,000		1,516,899
senior note, 11.25%, 5/15/28	United States	491,000		484,727
DISH DBS Corp.,
senior note, 5.875%, 11/15/24	United States	186,000		173,179
[f]senior secured note, 144A, 5.25%, 12/01/26	United States	739,000		624,322
[f]Gannett Holdings LLC, senior secured note, 144A, 6.00%, 11/01/26	United States	146,000		125,370

				6,075,494

Metals & Mining 0.1%
JSW Steel Ltd., senior bond, 5.95%, 4/18/24	India	1,000,000		991,250

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Service Properties Trust, senior note, 7.50%, 9/15/25	United States	650,000		642,927

Oil, Gas & Consumable Fuels 1.3%
[c,f]Civitas Resources Inc., senior note, 144A, 8.375%, 7/01/28	United States	339,000		349,594

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA, senior note, 8.625%, 1/19/29	Colombia	2,185,000		$2,230,356
Greensaif Pipelines Bidco SARL, senior bond, 6.51%, 2/23/42	Saudi Arabia	1,030,000		1,045,599
[c,f]Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	2,210,000		2,117,663
10.50%, 5/15/27	United States	843,000		837,290
Petrobras Global Finance BV, senior bond, 6.50%, 7/03/33	Brazil	1,288,000		1,258,929
[c]Talos Production Inc., senior secured note, 12.00%, 1/15/26	United States	902,000		941,246
[f]TMS Issuer Sarl, senior secured note, Reg S, 5.78%, 8/23/32	Saudi Arabia	850,000		865,910
[f]YPF Sociedad Anonima, senior note, Reg S,
8.75%, 4/04/24	Argentina	542,800		524,587
8.50%, 3/23/25	Argentina	411,500		389,215

				10,560,389

Pharmaceuticals 0.1%
[f]Bausch Health Cos. Inc., senior secured note, 144A, 5.50%, 11/01/25	United States	1,226,000		1,105,447

Real Estate Management & Development 0.1%
[f,h]Agile Group Holdings Ltd., senior note, Reg S, 7.875% to 7/31/24, FRN thereafter, Perpetual	China	200,000		8,500
[f]Blackstone Property Partners Europe Holdings Sarl, E, senior note, Reg S, 2.00%, 10/20/25	Luxembourg	422,000	GBP	469,744
[f]CFLD Cayman Investment Ltd., senior note, Reg S,
zero cpn., 1/31/31	China	21,792		436
2.50%, 1/31/31	China	394,400		19,986
[f]China Aoyuan Group Ltd., senior secured note, Reg S, 5.98%, 8/18/25	China	200,000		5,500
[f]China South City Holdings Ltd., senior secured note, Reg S, 9.00%, 7/20/24	China	180,000		86,490
[f]Country Garden Holdings Co. Ltd., senior secured bond, Reg S, 5.625%, 12/15/26	China	200,000		18,760
[f,h]NWD Finance BVI Ltd., senior note, Reg S, 6.15% to 3/16/25, FRN thereafter, Perpetual	Hong Kong	200,000		140,014
[f]SBB Treasury OYJ, E, senior note, Reg S, 1.125%, 11/26/29	Sweden	144,000	EUR	86,558
[f]Sino-Ocean Land Treasure II Ltd., senior bond, Reg S, 5.95%, 2/04/27	China	200,000		18,506
[f,h]Sino-Ocean Land Treasure III Ltd., senior note, Reg S, 6.876% to 9/21/27, FRN thereafter, Perpetual	China	330,000		5,904

				860,398

Specialty Retail 0.9%
[f]Carvana Co., senior note, 144A,
[c]5.625%, 10/01/25	United States	2,574,000		2,240,787
5.50%, 4/15/27	United States	355,000		261,200
[c]5.875%, 10/01/28	United States	507,000		312,386
[c]4.875%, 9/01/29	United States	575,000		343,726
[c]10.25%, 5/01/30	United States	2,192,000		1,701,486
[f]China Grand Automotive Services Ltd., E, senior note, Reg S, 9.125%, 1/30/24	China	333,000		287,978
[f]Douglas GMBH, senior secured note, Reg S, 6.00%, 4/08/26	Germany	1,211,000	EUR	1,261,115
[c,f]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	325,000		297,716
[f]Mitchells & Butlers Finance PLC, B2, senior secured bond, Reg S, 6.013%, 12/15/28	United Kingdom	456,843	GBP	532,004

				7,238,398

Telecommunications 0.2%
America Movil SAB de CV, senior note, 9.50%, 1/27/31	Mexico	25,980,000j	MXN	1,469,480

Tobacco 0.2%
[c,f]Vector Group Ltd., senior note, 144A, 10.50%, 11/01/26	United States	1,566,000		1,572,507

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Transportation 0.1%
Canadian Pacific Railway Co., senior bond, 2.45%, 12/02/31	Canada	860,000	$763,511

Total Corporate Bonds and Notes (Cost $67,110,367)			66,251,434

Corporate Bonds and Notes in Reorganization 0.2%
Banks 0.1%
[g]SVB Financial Group, senior note,
1.80%, 10/28/26	United States	748,000	501,860
2.10%, 5/15/28	United States	418,000	269,037

			770,897

Media 0.0%†
[b,f,g]WESCO Aircraft Holdings Inc., senior secured note, 144A, 8.50%, 11/15/24	United States	644,000	28,980

Metals & Mining 0.1%
[f,g]Samarco Mineracao SA, senior bond, Reg S,
4.125%, 11/01/22	Brazil	925,000	624,995
5.75%, 10/24/23	Brazil	384,000	281,280

			906,275

Real Estate Management & Development 0.0%†
[f,g]China Evergrande Group, senior note, Reg S, 8.75%, 6/28/25	China	200,000	9,856
[g]Kaisa Group Holdings Ltd., senior note, 11.95%, 10/22/22	China	399,000	19,451
[f]senior secured note, Reg S, 8.50%, 6/30/22	China	692,000	33,735
[f]senior secured note, Reg S, 11.95%, 11/12/23	China	200,000	9,750
[f]senior secured note, Reg S, 11.25%, 4/16/25	China	1,092,000	53,235
[f,g]Logan Group Co. Ltd., senior note, Reg S, 5.25%, 10/19/25	China	200,000	15,500
[f,g]Ronshine China Holdings Ltd., senior secured note, Reg S, 8.10%, 6/09/23	China	200,000	7,700
[f,g]Shimao Group Holdings Ltd., senior bond, Reg S, 4.60%, 7/13/30	China	400,000	22,328
[f,g]Sunac China Holdings Ltd., Reg S,
senior note, 6.80%, 10/20/24	China	300,000	34,875
senior secured note, 8.35%, 4/19/23	China	200,000	22,000
[f,g]Times China Holdings Ltd., senior secured note, Reg S, 5.55%, 6/04/24	China	200,000	6,500
[f,g]Yuzhou Group Holdings Co. Ltd., senior secured note, Reg S, 8.375%, 10/30/24	China	200,000	10,588
[g]Zhenro Properties Group Ltd., senior note, 8.00%, 3/06/23	China	981,000	8,584
[f]Reg S, 6.63%, 1/07/26	China	203,000	2,625

			256,727

Total Corporate Bonds and Notes in Reorganization (Cost $4,468,560)			1,962,879

[k]Senior Floating Rate Interests 0.6%
Communications Equipment 0.0%†
CommScope Holding Company Inc., Initial Term Loan, 8.696%, (1-Month SOFR + 3.36%), 4/06/26	United States	332,776	306,945
[i]Riverbed Technology Inc., Exit Term Loan, PIK, 9.742%, (1- Month SOFR + 4.75%), 7/01/28	United States	56,208	34,111

			341,056

Construction Materials 0.0%†
Oldcastle BuildingEnvelope Inc., Term Loan RC,
[l]8.659%, (1-Month SOFR + 3.75%), 4/29/27	United States	13,742	12,574

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

[k]Senior Floating Rate Interests (continued)
Construction Materials (continued)
Oldcastle BuildingEnvelope Inc., Term Loan RC, (continued)
9.004%, (1-Month SOFR + 3.75%), 4/29/27	United States	76,795		$70,267
9.018%, (1-Month SOFR + 3.75%), 4/29/27	United States	23,443		21,450
Trinseo, Term Loan B-1, 7.538%, (1-Month USD LIBOR + 2.00%), 9/06/24	United States	34,671		34,229

				138,520

Consumer Discretionary Services 0.1%
IRB Holding Corp., Term Loan B, 8.431%, (1-Month SOFR + 3.10%), 12/15/27	United States	1,022,622		1,018,521

Diversified Telecommunication Services 0.0%†
Frontier Communications Corp., Term Loan DIP, 9.196%, (1- Month USD LIBOR + 3.75%), 5/01/28	United States	23,250		22,701
Ligado Networks LLC, TBD, 15.50%, TBD, 11/01/23	United States	31,510		31,510

				54,211

Equity Real Estate Investment Trusts (REITs) 0.0%†
McCarthy & Stone PLC, Term Loan B, 7.00%, (1-Month USD LIBOR + 7.00%), 2/02/26	United Kingdom	155,190	GBP	181,850

Food & Staples Retailing 0.1%
[l]Upfield Group BV, Term Loan RC, 7.881%, (3-Month EURIBOR + 3.00%), 1/02/25	Netherlands	588,420		628,119

Leisure Products 0.0%†
[l]Hercules Achievement Inc., Initial Term Loan, 10.446%, (1- Month SOFR + 5.00%), 12/15/26	United States	88,563		86,516

Media 0.1%
CSC Holdings LLC, Term Loan B,
7.675%, (1-Month USD LIBOR + 2.25%), 7/17/25	United States	766,911		741,027
[l]9.811%, (1-Month USD LIBOR + 2.25%), 1/18/28	United States	13,963		13,189

				754,216

Oil, Gas & Consumable Fuels 0.0%†
[l]Euro Garage Ltd., Term Loan B-1, 7.636%, (3-Month EURIBOR + 4.00%), 2/07/28	Germany	353,201		370,667

Pharmaceuticals 0.1%
[l]Bausch Health Cos. Inc., Term Loan B, 10.664%, (1-Month SOFR + 5.25%), 2/01/27	United States	559,105		457,999

Software 0.1%
Polaris Newco LLC, First Lien Dollar Term Loan, 9.538%, (1- Month USD LIBOR + 4.00%), 6/02/28	United States	1,022,596		994,689

Specialty Retail 0.1%
[l]Peloton Interactive Inc., Initial Term Loan, 12.263%, (1-Month SOFR + 6.50%), 5/25/27	United States	551,498		549,775

Total Senior Floating Rate Interests (Cost $5,590,032)				5,576,139

Foreign Government and Agency Securities 5.4%
[f]Government of Angola, senior bond, Reg S, 9.375%, 5/08/48	Angola	1,205,000		923,464
Government of Argentina, senior bond,
[m]FRN, zero cpn., 12/15/35	Argentina	11,100,000		277,389
[m]FRN, zero cpn., 12/15/35	Argentina	4,450,000	EUR	208,994
3.625%, 7/09/46	Argentina	3,442,000		1,030,197
4.25%, 1/09/38	Argentina	2,504,557		882,564
Government of Chile, senior bond, 5.30%, 11/01/37	Chile	2,105,000,000	CLP	2,420,117
Government of Colombia, senior bond,
2.25%, 4/18/29	Colombia 5,228,297,097		COP	1,149,868

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
Government of Colombia, senior bond, (continued)
B, 7.00%, 6/30/32	Colombia	11,879,900,000	COP	$2,328,054
B, 13.25%, 2/09/33	Colombia	849,500,000	COP	238,682
B, 7.25%, 10/26/50	Colombia	7,472,400,000	COP	1,253,885
Government of Egypt, senior bond,
7.625%, 5/29/32	Egypt	777,000		448,759
[f]Reg S, 6.375%, 4/11/31	Egypt	1,816,000	EUR	1,089,426
[f]Reg S, 7.30%, 9/30/33	Egypt	865,000		480,168
[f]Reg S, 7.50%, 2/16/61	Egypt	1,156,000		586,323
[f]Government of Germany, senior bond, Reg S,
zero cpn., 2/15/32	Germany	155,660	EUR	138,341
1.70%, 8/15/32	Germany	547,200	EUR	560,241
[f]Government of Ghana, senior bond, Reg S, 10.75%, 10/14/30	Ghana	2,718,000		1,865,709
[f]Government of Guatemala, senior bond, 144A, 6.60%, 6/13/36	Guatemala	1,340,000		1,343,208
Government of Indonesia, senior bond, 7.125%, 6/15/38	Indonesia	38,136,000,000	IDR	2,658,202
[c]Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000		336,664
Government of Mexico, senior bond,
7.75%, 5/29/31	Mexico	16,940,000j	MXN	908,752
6.338%, 5/04/53	Mexico	1,649,000		1,650,168
Government of Pakistan,
senior bond, 7.875%, 3/31/36	Pakistan	100,000		46,596
senior note, 8.25%, 4/15/24	Pakistan	978,000		795,320
[f]Government of Paraguay, senior bond,
144A, 5.85%, 8/21/33	Paraguay	580,000		572,113
Reg S, 5.00%, 4/15/26	Paraguay	980,000		961,360
[f]Government of Peru, senior note, 144A, 7.30%, 8/12/33	Peru	3,029,000	PEN	854,593
Government of Poland, senior bond, 5.50%, 4/04/53	Poland	1,216,000		1,184,720
Government of Romania, senior bond, 7.625%, 1/17/53	Romania	2,368,000		2,552,891
Government of South Africa, senior bond,
8.25%, 3/31/32	South Africa	46,737,419	ZAR	2,098,420
8.50%, 1/31/37	South Africa	44,304,496	ZAR	1,794,232
7.30%, 4/20/52	South Africa	1,610,000		1,364,235
[f]Government of Tunisian Republic, senior note, Reg S, 5.625%, 2/17/24	Tunisia	658,000	EUR	612,813
[f]Government of Ukraine, Reg S,
senior bond, 7.75%, 9/01/26	Ukraine	998,000		289,807
senior bond, 7.375%, 9/25/34	Ukraine	2,610,000		699,751
senior bond, 7.75%, 8/01/41	Ukraine	6,337,000		2,908,670
senior note, 8.994%, 2/01/26	Ukraine	200,000		60,548
Government of Uruguay, senior bond, 9.75%, 7/20/33	Uruguay	21,518,600	UYU	591,661
[f]Government of Zambia, Reg S,
senior bond, 5.375%, 9/20/22	Zambia	417,000		205,581
senior bond, 8.97%, 7/30/27	Zambia	302,000		158,841
[f]Provincia de Buenos Aires, senior bond, Reg S, 6.375%, 9/01/37	Argentina	6,125,775		2,318,523

Total Foreign Government and Agency Securities (Cost $40,059,483)				42,849,850

U.S. Government and Agency Securities 1.9%
U.S. Treasury Bond,
3.875%, 5/15/43	United States	908,000		844,724
2.875%, 5/15/52	United States	1,325,700		1,029,437
3.625%, 2/15/53	United States	2,796,000		2,519,677
U.S. Treasury Note,
4.75%, 7/31/25	United States	602,000		600,424

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

U.S. Government and Agency Securities (continued)
U.S. Treasury Note, (continued) 4.375%, 8/15/26	United States	415,000	$413,136
4.125%, 10/31/27	United States	3,476,000	3,444,091
3.625%, 5/31/28	United States	240,600	234,026
4.00%, 6/30/28	United States	106,000	104,741
4.125%, 7/31/28	United States	2,162,000	2,149,501
4.00%, 7/31/30	United States	103,000	101,793
3.50%, 2/15/33	United States	801,300	763,238
3.375%, 5/15/33	United States	3,036,000	2,860,481

Total U.S. Government and Agency Securities (Cost $15,332,937)			15,065,269

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 0.1%
Diversified Financial Services 0.1%
[f]Diamond Resorts Owner Trust, 2019-1A, B, 144A, 3.53%, 2/20/32	United States	15,632	14,861
[f]Flagship Credit Auto Trust, 2019-4, D, 144A, 3.12%, 1/15/26	United States	90,000	87,616
[f]MVW Owner Trust, 144A, 2019-1A, C,
3.33%, 11/20/36	United States	27,839	26,224
2023-1A, C, 6.54%, 10/20/40	United States	92,345	90,467
[k]SLM Private Credit Student Loan Trust, 2003-B, A3, FRN, 6.944%, (28-Day T-Bill + 1.00%), 3/15/33	United States	100,000	98,169
[f]Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%, 2/25/44	United States	46,406	45,867
[f]Sunnova Helios XI Issuer LLC, 2023-A, B, 144A, 5.60%, 5/20/50	United States	98,239	92,252
[f]Wave Trust, 2017-1A, A, 144A, 3.844%, 11/15/42	United States	37	30

			455,486

Total Asset-Backed Securities and Commercial Mortgage- Backed Securities (Cost $465,563)			455,486

	Number of Contracts	Notional Amount#

Options Purchased 0.3%

Calls - Exchange-Traded 0.1%
3 Month SONIA, December Strike Price 94.25 GBP, Expires 12/15/23	10	2,357,250	6,492
Abcam PLC, October Strike Price $25.00, Expires 10/20/23	26	58,812	260
Activision Blizzard Inc., November Strike Price $90.00, Expires 11/17/23	79	726,721	35,155
Akamai Technologies Inc., September Strike Price $105.00,
Expires 9/15/23	6	63,054	960
AMC Entertainment Holdings Inc., September Strike Price
$40.91, Expires 9/05/23	321	44,314	35
Amyris Inc., January Strike Price $3.00, Expires 1/19/24	16	64	16
Anywhere Real Estate Inc., December Strike Price $7.50,
Expires 12/15/23	21	13,776	1,207
Anywhere Real Estate Inc., December Strike Price $10.00,
Expires 12/15/23	13	8,528	163
Apellis Pharmaceuticals Inc., September Strike Price $50.00,
Expires 9/15/23	11	46,431	770
BlackBerry Ltd., January Strike Price $4.00, Expires 1/19/24	94	52,264	17,390
Burford Capital Ltd., October Strike Price $12.50, Expires 10/20/23	5	6,885	1,025

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Calls - Exchange-Traded (continued)
Burford Capital Ltd., October Strike Price $15.00, Expires 10/20/23	455	626,535	$38,675
CBOE Volatility Index, September Strike Price $17.00, Expires 9/20/23	57	77,349	3,078
CBOE Volatility Index, September Strike Price $18.00, Expires 9/20/23	58	78,706	2,436
CBOE Volatility Index, September Strike Price $19.00, Expires 9/20/23	50	67,850	1,650
CBOE Volatility Index, October Strike Price $18.00, Expires 10/18/23	55	74,635	7,260
CBOE Volatility Index, October Strike Price $19.00, Expires 10/18/23	56	75,992	6,440
CBOE Volatility Index, October Strike Price $20.00, Expires 10/18/23	103	139,771	10,506
CBOE Volatility Index, November Strike Price $19.00, Expires 11/15/23	51	69,207	8,925
Chewy Inc., October Strike Price $30.00, Expires 10/20/23	144	345,312	2,592
Covestro AG, December Strike Price 54.00 EUR, Expires 12/15/23	36	176,184	10,891
Ebix Inc., September Strike Price $20.00, Expires 9/15/23	130	217,100	9,750
Ebix Inc., September Strike Price $25.00, Expires 9/15/23	65	108,550	1,885
Ebix Inc., September Strike Price $30.00, Expires 9/15/23	18	30,060	270
Ebix Inc., September Strike Price $35.00, Expires 9/15/23	174	290,580	870
Eos Energy Enterprises Inc., September Strike Price $5.00, Expires 9/05/23	328	106,600	3,280
Eos Energy Enterprises Inc., September Strike Price $4.00, Expires 9/15/23	401	130,325	22,055
Esperion Therapeutics Inc., September Strike Price $2.50, Expires 9/15/23	986	157,760	4,930
Fluor Corp., September Strike Price $35.00, Expires 9/15/23	22	76,978	1,870
Horizon Therapeutics PLC, November Strike Price $110.00, Expires 11/17/23	82	924,468	50,840
Hostess Brands Inc., October Strike Price $29.00, Expires 10/20/23	158	449,984	22,120
iRobot Corp., September Strike Price $40.00, Expires 9/15/23	27	105,003	2,227
Kenvue Inc., November Strike Price $25.00, Expires 11/17/23	45	103,725	2,475
Manchester United PLC, December Strike Price $25.00, Expires 12/15/23	59	134,579	14,750
Nikola Corp., January Strike Price $3.00, Expires 1/19/24	60	7,080	900
Nikola Corp., January Strike Price $3.50, Expires 1/19/24	20	2,360	240
Nikola Corp., January Strike Price $2.00, Expires 1/17/25	82	9,676	3,608
Nikola Corp., January Strike Price $3.00, Expires 1/17/25	20	2,360	780
NIO Inc., September Strike Price $12.00, Expires 9/15/23	23	23,621	322
Porch Group Inc., January Strike Price $2.50, Expires 1/19/24	21	1,775	105
Redfin Corp., January Strike Price $13.00, Expires 1/19/24	23	21,896	1,725
Silicon Motion Technology Corp., September Strike Price $65.00, Expires 9/15/23	60	325,860	600
Silicon Motion Technology Corp., September Strike Price $70.00, Expires 9/15/23	362	7,864,088	1,810
Snap Inc., September Strike Price $12.00, Expires 9/15/23	33	34,155	132
Target Hospitality Corp., January Strike Price $15.00, Expires 1/19/24	640	1,017,600	192,000
Teck Resources Ltd., October Strike Price $45.00, Expires 10/20/23	193	797,476	16,405
Teck Resources Ltd., January Strike Price $45.00, Expires 1/19/24	22	90,904	5,434

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Purchased (continued)

Calls - Exchange-Traded (continued)
United States Steel Corp., September Strike Price $32.00, Expires 9/15/23	53	164,777		$2,597

				519,906

Calls - Over-the-Counter 0.0%†
EURO STOXX 50 Index, Counterparty BNPP, September Strike Price 4,300.00 EUR, Expires 9/15/23	172	739,103		9,104
Nasdaq 100 Index, Counterparty BNPP, September Strike Price $15,610.00, Expires 9/05/23	48	744,051		504
S&P 500 Index, Counterparty JPHQ, September Strike Price $4,445.00, Expires 9/28/23	225	1,014,224		24,467
Taiwan Stock Exchange Weighted Index, Counterparty MSCO, September Strike Price 16,980.00 TWD, Expires 9/07/23	1,783	29,659,331		1,431
Taiwan Stock Exchange Weighted Index, Counterparty JPHQ, October Strike Price 16,690.00 TWD, Expires 10/02/23	1,847	30,723,940		471

				35,977

Currency Options 0.0%†
AUD/NZD, Counterparty JPHQ, October Strike Price 1.10 NZD, Expires 10/04/23	1	3,000,000	AUD	4,938
USD/TWD, Counterparty JPHQ, September Strike Price 32.00 TWD, Expires 9/20/23	1	179,400		57,213

				62,151

Puts - Exchange-Traded 0.2%
1 Year SOFR, September Strike Price $95.00, Expires 9/15/23	76	18,142,150		1,425
1 Year SOFR, September Strike Price $95.75, Expires 9/15/23	30	7,161,375		23,063
1 Year SOFR, September Strike Price $96.50, Expires 9/15/23	38	9,071,075		96,663
3 Month EURIBOR, December Strike Price 96.50 EUR, Expires 12/18/23	30	7,210,500		31,921
3 Month SOFR, September Strike Price $94.13, Expires 9/15/23	100	23,646,875		625
3 Month SOFR, September Strike Price $94.38, Expires 9/15/23	100	23,646,875		625
3 Month SOFR, December Strike Price $93.50, Expires 12/15/23	44	10,406,000		550
3 Month SOFR, December Strike Price $95.00, Expires 12/15/23	29	6,858,500		33,350
3M Co., January Strike Price $75.00, Expires 1/19/24	56	597,352		2,240
Allego NV, September Strike Price $2.50, Expires 9/15/23	8	1,408		720
Allego NV, October Strike Price $2.50, Expires 10/20/23	136	23,936		40,800
Amprius Technologies Inc., September Strike Price $4.00, Expires 9/15/23	10	4,920		300
Amprius Technologies Inc., September Strike Price $5.00, Expires 9/15/23	875	430,500		78,750
Amyris Inc., January Strike Price $1.00, Expires 1/19/24	518	2,072		33,670
Amyris Inc., January Strike Price $1.50, Expires 1/19/24	152	608		22,420
Amyris Inc., April Strike Price $1.00, Expires 4/19/24	288	1,152		28,080
Anavex Life Sciences Corp., October Strike Price $5.00, Expires 10/20/23	116	91,640		1,160
Anavex Life Sciences Corp., October Strike Price $6.00, Expires 10/20/23	130	102,700		3,575
Anavex Life Sciences Corp., October Strike Price $7.00, Expires 10/20/23	936	739,440		51,480
Aspen Aerogels Inc., February Strike Price $7.50, Expires 2/16/24	572	348,348		108,680
Barclays PLC, January Strike Price $3.00, Expires 1/19/24	82	61,582		410
Barclays PLC, January Strike Price $5.00, Expires 1/19/24	128	96,128		2,560
Bread Financial Holdings Inc., January Strike Price $20.00, Expires 1/19/24	8	30,064		200

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Puts - Exchange-Traded (continued)
Broadcom Inc., November Strike Price $840.00, Expires 11/17/23	7	646,023	$15,043
Capri Holdings Ltd., February Strike Price $50.00, Expires 2/16/24	74	388,426	10,212
Capri Holdings Ltd., June Strike Price $50.00, Expires 6/21/24	150	787,350	28,500
Carnival Corp., January Strike Price $5.00, Expires 1/19/24	465	735,630	930
CBOE Volatility Index, September Strike Price $17.00, Expires 9/20/23	122	165,554	30,012
CBOE Volatility Index, September Strike Price $18.00, Expires 9/20/23	120	162,840	39,960
CBOE Volatility Index, September Strike Price $19.00, Expires 9/20/23	102	138,414	44,064
CBOE Volatility Index, October Strike Price $18.00, Expires 10/18/23	115	156,055	33,005
Cinemark Holdings Inc., September Strike Price $5.00, Expires 9/15/23	504	820,512	2,520
Cinemark Holdings Inc., January Strike Price $5.00, Expires 1/19/24	417	678,876	4,170
Cipher Mining Inc., September Strike Price $3.00, Expires 9/15/23	697	222,343	10,455
DISH Network Corp., December Strike Price $7.50, Expires 12/19/25	65	39,000	22,750
Ebix Inc., September Strike Price $14.00, Expires 9/05/23	73	121,910	365
Ebix Inc., September Strike Price $14.50, Expires 9/05/23	5	8,350	25
Ebix Inc., September Strike Price $10.00, Expires 9/15/23	1,340	2,237,800	18,760
Ebix Inc., September Strike Price $10.50, Expires 9/15/23	202	337,340	3,030
Ebix Inc., October Strike Price $12.50, Expires 10/20/23	130	217,100	19,500
Encore Capital Group Inc., December Strike Price $22.50, Expires 12/15/23	41	192,126	922
Encore Capital Group Inc., December Strike Price $37.50, Expires 12/15/23	4	18,744	950
Envestnet Inc., December Strike Price $40.00, Expires 12/15/23	7	38,241	472
Fluor Corp., January Strike Price $20.00, Expires 1/19/24	138	482,862	1,380
The GEO Group Inc., January Strike Price $3.00, Expires 1/19/24	8	5,792	48
The GEO Group Inc., January Strike Price $5.00, Expires 1/19/24	440	318,560	5,500
Groupon Inc., September Strike Price $4.00, Expires 9/15/23	15	18,555	45
Groupon Inc., October Strike Price $4.00, Expires 10/20/23	7	8,659	35
Guess? Inc., September Strike Price $11.00, Expires 9/15/23	77	185,262	385
Guess? Inc., January Strike Price $10.00, Expires 1/17/25	37	89,022	2,590
Hannon Armstrong Sustainable Infrastructure Capital Inc., December Strike Price $15.00, Expires 12/15/23	31	69,347	1,317
Horizon Therapeutics PLC, November Strike Price $90.00, Expires 11/17/23	364	4,103,736	54,600
Horizon Therapeutics PLC, November Strike Price $95.00, Expires 11/17/23	19	214,206	3,420
Horizon Therapeutics PLC, November Strike Price $100.00, Expires 11/17/23	45	507,330	9,225
Horizon Therapeutics PLC, January Strike Price $90.00, Expires 1/19/24	195	2,198,430	34,125
Horizon Therapeutics PLC, January Strike Price $95.00, Expires 1/19/24	1	11,274	215
Illumina Inc., December Strike Price $160.00, Expires 12/15/23	34	561,748	30,940

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Puts - Exchange-Traded (continued)
Industrial Select Sector SPDR Fund, December Strike Price $103.00, Expires 12/15/23	192	2,078,016	$26,880
Integra LifeSciences Holdings Corp., December Strike Price $25.00, Expires 12/15/23	16	68,064	3,880
Invesco QQQ Trust Series 1, September Strike Price $355.00, Expires 9/15/23	60	2,267,940	2,520
Invesco QQQ Trust Series 1, December Strike Price $358.00, Expires 12/15/23	24	907,176	17,736
iShares iBoxx High Yield Corporate Bond ETF, September Strike Price $73.00, Expires 9/15/23	180	1,355,040	900
Johnson & Johnson, September Strike Price $210.00, Expires 9/15/23	14	226,352	66,710
Lincoln National Corp., January Strike Price $20.00, Expires 1/19/24	290	744,140	26,100
Lincoln National Corp., June Strike Price $17.50, Expires 6/21/24	256	656,896	28,160
MGM Resorts International, December Strike Price $44.00, Expires 12/15/23	135	593,730	35,640
Natera Inc., January Strike Price $25.00, Expires 1/19/24	30	176,190	7,125
NextEra Energy Partners LP, January Strike Price $35.00, Expires 1/19/24	15	74,820	900
Organon & Co., January Strike Price $20.00, Expires 1/19/24	99	217,404	8,663
Parsons Corp., September Strike Price $25.00, Expires 9/15/23	4	22,808	80
Royal Caribbean Cruises Ltd., January Strike Price $30.00, Expires 1/19/24	168	1,662,192	840
Russell 2000 Index, December Strike Price $1,800.00, Expires 12/29/23	14	2,659,546	49,350
S&P 500 E-Mini Index, December Strike Price $4,100.00, Expires 12/15/23	12	2,739,450	19,200
S&P 500 Index, December Strike Price $4,250.00, Expires 12/29/23	7	3,155,362	36,799
Seagen Inc., June Strike Price $190.00, Expires 6/21/24	126	2,596,482	151,200
Southwest Airlines Co., January Strike Price $22.50, Expires 1/19/24	95	300,200	2,375
Southwest Airlines Co., January Strike Price $27.50, Expires 1/19/24	44	139,040	3,784
SPDR S&P 500 ETF Trust, September Strike Price $385.00, Expires 9/15/23	207	9,322,245	1,863
SPDR S&P 500 ETF Trust, December Strike Price $430.00, Expires 12/15/23	26	1,170,910	15,288
Target Hospitality Corp., January Strike Price $12.50, Expires 1/19/24	399	634,410	31,920
Transocean Ltd., January Strike Price $1.50, Expires 1/19/24	892	729,656	2,676
Transocean Ltd., January Strike Price $2.50, Expires 1/19/24	174	142,332	348
Transocean Ltd., January Strike Price $3.00, Expires 1/17/25	50	339,100	950
U.S. Treasury 10 Yr. Note, September Strike Price $109.50, Expires 9/22/23	20	2,220,625	4,688
U.S. Treasury 2 Yr. Note, November Strike Price $101.00, Expires 11/24/23	85	17,323,398	21,250
U.S. Treasury 5 Yr. Note, September Strike Price $104.50, Expires 9/22/23	40	4,276,875	938
U.S. Treasury 5 Yr. Note, September Strike Price $104.75, Expires 9/22/23	40	4,276,875	1,250
U.S. Treasury 5 Yr. Note, September Strike Price $106.00, Expires 9/22/23	20	2,138,438	3,750
U.S. Treasury 5 Yr. Note, September Strike Price $106.50, Expires 9/22/23	20	2,138,438	6,719

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Puts - Exchange-Traded (continued)
United Rentals Inc., November Strike Price $440.00, Expires 11/17/23	21	1,000,734	$33,390
United States Steel Corp., September Strike Price $25.00, Expires 9/22/23	17	52,853	162
United States Steel Corp., January Strike Price $15.00, Expires 1/19/24	48	149,232	480
Veradigm Inc., September Strike Price $10.00, Expires 9/15/23	113	151,194	565
Vodafone Group PLC, September Strike Price 75.00 GBP, Expires 9/15/23	1,102	991,800	38,390
Vodafone Group PLC, October Strike Price 70.00 GBP, Expires 10/20/23	731	657,900	16,206
Vodafone Group PLC, November Strike Price 70.00 GBP, Expires 11/17/23	457	411,300	14,473
Wayfair Inc., January Strike Price $15.00, Expires 1/19/24	112	774,032	840
Wayfair Inc., January Strike Price $17.50, Expires 1/19/24	16	110,576	160
Westrock Coffee Co., December Strike Price $10.00, Expires 12/15/23	13	13,052	1,137
Westrock Coffee Co., September Strike Price $10.00, Expires 9/15/23	696	698,784	17,400

			1,696,422

Puts - Over-the-Counter 0.0%†
3M Co., Counterparty GSCO, January Strike Price $75.00, Expires 1/19/24	150	1,600,050	5,473
3M Co., Counterparty GSCO, January Strike Price $85.00, Expires 1/19/24	112	1,194,704	9,520
3M Co., Counterparty CITI, January Strike Price $95.00, Expires 1/19/24	79	842,693	17,231
DJ EURO STOXX 50 Index, Counterparty GSCO, September Strike Price 4,200.00 EUR, Expires 9/15/23	17	730,509	3,245
EURO STOXX 50 Index, Counterparty BNPP, September Strike Price 4,300.00 EUR, Expires 9/15/23	172	730,509	8,864
Nasdaq 100 Index, Counterparty BNPP, September Strike Price $15,610.00, Expires 9/05/23	48	744,051	5,593
Ping An Insurance Group Co. of China Ltd., Counterparty BOFA, December Strike Price 40.00 HKD, Expires 12/28/23	126	2,957,850	8,829
S&P 500 Index, Counterparty JPHQ, September Strike Price $4,445.00, Expires 9/28/23	225	1,014,224	6,716
Taiwan Stock Exchange Weighted Index, Counterparty MSCO, September Strike Price 16,980.00 TWD, Expires 9/07/23	1,783	29,659,331	19,716
Taiwan Stock Exchange Weighted Index, Counterparty JPHQ, October Strike Price 16,690.00 TWD, Expires 10/02/23	1,847	30,723,940	492

			85,679

Currency Options 0.0%†
USD/JPY, Counterparty GSCO, December Strike Price 131.00 JPY, Expires 12/18/23	1	4,170,000	8,672

Total Options Purchased (Cost $3,723,308)			2,408,807

Total Investments before Short Term Investments (Cost $415,973,886)			447,962,429

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Short Term Investments 31.5%

Money Market Funds 31.2%
[n,o]Dreyfus Government Cash Management, Institutional, 5.21%	United States	140,663,725	$140,663,725
[n]Fidelity Investments Money Market Government Portfolio, Institutional, 5.21%	United States	107,183,667	107,183,667

Total Money Market Funds (Cost $247,847,392)			247,847,392

Investments from Cash Collateral Received for Loaned Securities (Cost $2,253,000) 0.3%

Money Market Funds 0.3%
[n,p]Institutional Fiduciary Trust Money Market Portfolio, 5.07%	United States	2,253,000	2,253,000

Total Investments (Cost $666,074,278) 88.0%			698,062,821

Options Written (0.1)%			(616,441)

Securities Sold Short (15.2)%			(120,378,395)

Other Assets, less Liabilities 27.3%			216,648,686

Net Assets 100.0%			$793,716,671

	Number of Contracts	Notional Amount#

Options Written (0.1)%
Calls - Exchange-Traded (0.0)%†
3 Month SONIA, December Strike Price 94.50 GBP, Expires 12/15/23	20	4,714,500	(5,384)
Activision Blizzard Inc., November Strike Price $95.00, Expires 11/17/23	79	726,721	(790)
Amprius Technologies Inc., October Strike Price $12.50, Expires 10/20/23	5	2,460	(25)
Amprius Technologies Inc., January Strike Price $12.50, Expires 1/19/24	542	266,664	(2,710)
Amprius Technologies Inc., March Strike Price $12.50, Expires 3/15/24	5	2,460	(25)
BlackBerry Ltd., January Strike Price $6.00, Expires 1/19/24	94	52,264	(5,922)
Broadcom Inc., September Strike Price $900.00, Expires 9/15/23	7	646,023	(29,750)
Eos Energy Enterprises Inc., September Strike Price $4.50, Expires 9/15/23	407	132,275	(18,315)
Eve Holding Inc., January Strike Price $12.50, Expires 1/19/24	734	541,692	(3,670)
Hostess Brands Inc., September Strike Price $30.00, Expires 9/15/23	145	412,960	(10,150)
Illumina Inc., December Strike Price $195.00, Expires 12/15/23	7	115,654	(2,975)
Johnson & Johnson, September Strike Price $210.00, Expires 9/15/23	14	226,352	(14)
Kenvue Inc., November Strike Price $30.00, Expires 11/17/23	45	103,725	(337)
Manchester United PLC, December Strike Price $30.00, Expires 12/15/23	59	134,579	(6,490)
Reata Pharmaceuticals Inc., November Strike Price $175.00, Expires 11/17/23	10	169,000	(650)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Calls - Exchange-Traded (continued)
Seagen Inc., June Strike Price $230.00, Expires 6/21/24	126	2,596,482	$(4,410)
Silicon Motion Technology Corp., September Strike Price $80.00, Expires 9/15/23	228	1,238,268	(4,560)
World Wrestling Entertainment Inc., September Strike Price $115.00, Expires 9/15/23	6	57,930	(180)

			(96,357)

Calls - Over-the-Counter (0.0)%†

Currency Options (0.0)%†
USD/TWD, Counterparty JPHQ, September Strike Price 32.00 TWD, Expires 9/20/23	1	89,700	(28,607)

Puts - Exchange-Traded (0.1)%
1 Year SOFR, September Strike Price $95.38, Expires 9/15/23	60	14,322,750	(10,875)
1 Year SOFR, September Strike Price $95.50, Expires 9/15/23	114	27,213,225	(37,763)
1 Year SOFR, December Strike Price $96.00, Expires 12/15/23	23	5,510,225	(24,438)
3 Month EURIBOR, December Strike Price 96.00 EUR, Expires 12/18/23	60	14,421,000	(10,979)
3 Month SOFR, September Strike Price $94.25, Expires 9/15/23	200	47,293,750	(1,250)
3 Month SOFR, December Strike Price $94.00, Expires 12/15/23	116	27,434,000	(2,900)
Broadcom Inc., November Strike Price $740.00, Expires 11/17/23	7	646,023	(4,228)
Capri Holdings Ltd., February Strike Price $40.00, Expires 2/16/24	74	388,426	(4,070)
Covestro AG, December Strike Price 40.00 EUR, Expires 12/15/23	36	176,184	(4,060)
Horizon Therapeutics PLC, November Strike Price $80.00, Expires 11/17/23	45	507,330	(4,275)
Horizon Therapeutics PLC, November Strike Price $85.00, Expires 11/17/23	19	214,206	(2,707)
Horizon Therapeutics PLC, December Strike Price $60.00, Expires 12/15/23	35	394,590	(1,050)
Horizon Therapeutics PLC, January Strike Price $60.00, Expires 1/19/24	319	3,596,406	(12,760)
Horizon Therapeutics PLC, January Strike Price $65.00, Expires 1/19/24	1	11,274	(57)
Horizon Therapeutics PLC, January Strike Price $70.00, Expires 1/19/24	197	2,220,978	(17,237)
Industrial Select Sector SPDR Fund, September Strike Price $63.00, Expires 9/15/23	1,291	8,128,136	(73,587)
Industrial Select Sector SPDR Fund, December Strike Price $61.00, Expires 12/15/23	830	5,225,680	(89,640)
Invesco QQQ Trust Series 1, September Strike Price $340.00, Expires 9/15/23	30	1,133,970	(540)
Kenvue Inc., November Strike Price $20.00, Expires 11/17/23	45	103,725	(810)
MGM Resorts International, December Strike Price $40.00, Expires 12/15/23	72	316,656	(9,000)
Nikola Corp., January Strike Price $1.50, Expires 1/19/24	80	9,440	(6,000)
Nikola Corp., January Strike Price $1.00, Expires 1/17/25	82	9,676	(4,838)
Nikola Corp., January Strike Price $1.50, Expires 1/17/25	20	2,360	(1,940)
Plug Power Inc., December Strike Price $7.50, Expires 12/15/23	110	93,060	(7,480)
Russell 2000 Index, December Strike Price $1,600.00, Expires 12/29/23	26	4,939,158	(27,820)
S&P 500 E-Mini Index, December Strike Price $3,600.00, Expires 12/15/23	20	4,565,750	(10,500)
S&P 500 Index, December Strike Price $3,750.00, Expires 12/29/23	17	7,663,022	(29,750)
Seagen Inc., June Strike Price $140.00, Expires 6/21/24	99	2,040,093	(23,760)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Puts - Exchange-Traded (continued)
Silicon Motion Technology Corp., September Strike Price $60.00, Expires 9/15/23	52	282,412	$(30,160)
Teck Resources Ltd., October Strike Price $36.00, Expires 10/20/23	48	198,336	(1,752)
Teck Resources Ltd., January Strike Price $35.00, Expires 1/19/24	22	90,904	(2,420)
TUI AG, December Strike Price 6.00 EUR, Expires 12/15/23	292	160,074	(25,330)
U.S. Treasury 10 Yr. Note, September Strike Price $108.00, Expires 9/22/23	30	3,330,938	(1,875)
U.S. Treasury 5 Yr. Note, September Strike Price $105.00, Expires 9/22/23	60	6,415,313	(2,813)
U.S. Treasury 5 Yr. Note, September Strike Price $105.25, Expires 9/22/23	40	4,276,875	(2,813)

			(491,477)

Total Options Written (Premiums Received $1,179,454)			(616,441)

	Country	Shares

Securities Sold Short (15.2)%

Common Stocks (6.8)%
Aerospace & Defense (0.0)%†
Virgin Galactic Holdings Inc.	United States	6,035	(15,208)

Airlines (0.1)%
American Airlines Group Inc.	United States	9,158	(134,897)
Cathay Pacific Airways Ltd.	Hong Kong	623,100	(663,985)
Jetblue Airways Corp.	United States	887	(5,251)

			(804,133)

Automobile Components (0.0)%†
LCI Industries	United States	1,877	(235,151)

Automobiles (0.1)%
Fisker Inc.	United States	20,629	(121,092)
Ford Motor Co.	United States	35,135	(426,188)
Lucid Group Inc.	United States	3,709	(23,292)
NIO Inc., ADR	China	12,901	(132,493)
Winnebago Industries Inc.	United States	6,554	(425,027)

			(1,128,092)

Biotechnology (0.3)%
Apellis Pharmaceuticals Inc.	United States	4,472	(188,763)
Avid Bioservices Inc.	United States	14,380	(169,684)
Coherus Biosciences Inc.	United States	31,030	(165,390)
Dynavax Technologies Corp.	United States	90,564	(1,300,499)
Gossamer Bio Inc.	United States	100	(104)
Insmed Inc.	United States	6,327	(138,498)
Karyopharm Therapeutics Inc.	United States	4,941	(6,325)
Mannkind Corp.	United States	79,417	(366,112)
Mirum Pharmaceuticals Inc.	United States	559	(14,774)
Pharming Group NV	Netherlands	62,352	(79,215)
Travere Therapeutics Inc.	United States	10,492	(149,826)

			(2,579,190)

Building Products (0.0)%†
Carrier Global Corp.	United States	4,402	(252,895)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Capital Markets (0.3)%
Ares Capital Corp.	United States	36,223	$(705,986)
Blue Owl Capital Corp.	United States	88,759	(1,235,525)
Brookfield Asset Management Ltd., A	Canada	1,002	(34,619)
Wisdomtree Inc.	United States	6,921	(50,524)

			(2,026,654)

Chemicals (0.3)%
Albemarle Corp.	United States	4,317	(857,831)
Danimer Scientific Inc.	United States	15,970	(31,142)
Livent Corp.	United States	50,496	(1,084,149)
Purecycle Technologies Inc.	United States	5,497	(49,088)
The Sherwin-Williams Co.	United States	2,365	(642,618)

			(2,664,828)

Commercial Services & Supplies (0.0)%†
TETRA Tech Inc.	United States	33	(5,193)

Communications Equipment (0.1)%
Harmonic Inc.	United States	40,499	(432,529)

Construction & Engineering (0.0)%†
Granite Construction Inc.	United States	816	(33,693)

Consumer Finance (0.2)%
Encore Capital Group Inc.	United States	14,577	(683,078)
EZCORP Inc., A	United States	69,310	(582,897)
SoFi Technologies Inc.	United States	13,212	(114,416)
Upstart Holdings Inc.	United States	237	(7,624)
Zip Co. Ltd.	Australia	22,641	(4,535)

			(1,392,550)

Diversified Financial Services (0.0)%†
Bread Financial Holdings Inc.	United States	8,033	(301,880)

Electric Utilities (0.0)%†
Alliant Energy Corp.	United States	24	(1,204)

Electrical Equipment (0.4)%
Array Technologies Inc.	United States	28,089	(698,573)
Bloom Energy Corp., A	United States	28,610	(428,864)
Eos Energy Enterprises Inc.	United States	13,500	(43,875)
Plug Power Inc.	United States	134,079	(1,134,308)
Rockwell Automation Inc.	United States	1,571	(490,278)
Shoals Technologies Group Inc., A	United States	23,413	(460,768)

			(3,256,666)

Electronic Equipment, Instruments & Components (0.0)%†
Vishay Intertechnology Inc.	United States	246	(6,750)

Energy Equipment & Services (0.2)%
Helix Energy Solutions Group Inc.	United States	142,145	(1,441,350)
Transocean Ltd.	United States	37,204	(304,329)

			(1,745,679)

Entertainment (0.3)%
AMC Entertainment Holdings Inc., A	United States	52,415	(657,808)
Cinemark Holdings Inc.	United States	11,935	(194,302)
Live Nation Entertainment Inc.	United States	5,792	(489,598)
The Marcus Corp.	United States	39,810	(604,714)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Entertainment (continued)
Sea Ltd., ADR	Singapore	2,807	$(105,627)

			(2,052,049)

Equity Real Estate Investment Trusts (REITs) (0.0)%†
Braemar Hotels & Resorts Inc.	United States	21,916	(59,611)
Pebblebrook Hotel Trust	United States	16,738	(242,199)
Summit Hotel Properties Inc.	United States	10,597	(61,569)

			(363,379)

Financial Services (0.0)%†
Block Inc., A	United States	729	(42,027)

Food & Staples Retailing (0.0)%†
The Chefs’ Warehouse Inc.	United States	9,461	(270,017)

Food Products (0.0)%†
Freshpet Inc.	United States	4,030	(304,305)

Health Care Equipment & Supplies (0.2)%
Alphatec Holdings Inc.	United States	8,726	(142,670)
CONMED Corp.	United States	1,233	(137,430)
Cutera Inc.	United States	13,166	(149,829)
Envista Holdings Corp.	United States	14,769	(472,904)
Shockwave Medical Inc.	United States	53	(11,681)
Varex Imaging Corp.	United States	29,354	(577,393)

			(1,491,907)

Health Care Providers & Services (0.0)%†
NeoGenomics Inc.	United States	3,752	(56,392)
PetIQ Inc., A	United States	12,798	(244,186)

			(300,578)

Health Care Technology (0.1)%
Evolent Health Inc., A	United States	12,660	(322,957)
Health Catalyst Inc.	United States	3,577	(41,815)
Nextgen Healthcare Inc.	United States	3,809	(69,362)

			(434,134)

Hotels, Restaurants & Leisure (0.3)%
Airbnb Inc., A	United States	125	(16,444)
fBasic-Fit NV, 144A	Netherlands	2,823	(86,027)
Carnival Corp.	United States	60,672	(959,831)
The Cheesecake Factory Inc.	United States	312	(9,937)
Marriott Vacations Worldwide Corp.	United States	1,508	(163,904)
Norwegian Cruise Line Holdings Ltd.	United States	51,091	(846,578)
Penn National Gaming Inc.	United States	21,376	(506,397)
Royal Caribbean Cruises Ltd.	United States	837	(82,813)

			(2,671,931)

Household Products (0.0)%†
Spectrum Brands Holdings Inc.	United States	3,500	(291,095)

Independent Power & Renewable Electricity Producers (0.0)%†
Sunnova Energy International Inc.	United States	218	(3,032)

Interactive Media & Services (0.1)%
Match Group Inc.	United States	3,980	(186,542)
Snap Inc., A	United States	24,039	(248,804)

			(435,346)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Internet & Direct Marketing Retail (0.4)%
[f]Delivery Hero SE, 144A	South Korea	2,697	$(98,380)
Etsy Inc.	United States	1,428	(105,058)
Groupon Inc., A	United States	958	(11,850)
MercadoLibre Inc.	Brazil	1,849	(2,537,494)
Wayfair Inc., A	United States	1,626	(112,373)

			(2,865,155)

IT Services (0.3)%
Cloudflare Inc., A	United States	864	(56,186)
i3 Verticals Inc., A	United States	3,571	(84,454)
MongoDB Inc., A	United States	3,233	(1,232,743)
Repay Holdings Corp., A	United States	2,412	(22,239)
Sabre Corp.	United States	30,301	(151,505)
Shift4 Payments Inc., A	United States	5,496	(312,118)
Shopify Inc., A	Canada	1,494	(99,336)
VNET Group Inc., ADR	China	28,400	(106,500)

			(2,065,081)

Leisure Products (0.1)%
Topgolf Callaway Brands Corp.	United States	23,407	(408,218)

Life Sciences Tools & Services (0.1)%
Inotiv Inc.	United States	1,871	(6,998)
Repligen Corp.	United States	3,040	(528,686)

			(535,684)

Machinery (0.2)%
3d Systems Corp.	United States	2,272	(14,337)
Caterpillar Inc.	United States	1,710	(480,732)
Desktop Metal Inc., A	United States	229,766	(413,579)
The Greenbrier Cos. Inc.	United States	8,954	(381,082)

			(1,289,730)

Marine (0.2)%
Eagle Bulk Shipping Inc.	United States	37,199	(1,627,828)

Media (0.0)%†
Charter Communications Inc., A	United States	369	(161,666)
Dish Network Corp., A	United States	2,871	(17,226)
Liberty Media Corp., A	United States	515	(12,375)
Techtarget Inc.	United States	130	(3,738)

			(195,005)

Metals & Mining (0.3)%
ATI Inc.	United States	27,586	(1,250,474)
Century Aluminum Co.	United States	19,196	(142,818)
Ivanhoe Mines Ltd., A	Canada	50,831	(452,182)
Lithium Americas Corp.	Canada	1,860	(34,075)
United States Steel Corp.	United States	15,852	(492,839)

			(2,372,388)

Mortgage Real Estate Investment Trusts (REITs) (0.1)%
Arbor Realty Trust Inc.	United States	26,881	(429,021)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	United States	5,584	(124,914)
PennyMac Mortgage Investment Trust	United States	6,182	(82,901)
Redwood Trust Inc.	United States	16,518	(132,309)

			(769,145)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Oil, Gas & Consumable Fuels (0.4)%
ENI SpA	Italy	27,230	$(421,030)
Exxon Mobil Corp.	United States	7,050	(783,889)
Green Plains Inc.	United States	7,266	(225,537)
Kinder Morgan Inc.	United States	27,782	(478,406)
TC Energy Corp.	Canada	23,662	(854,578)
The Williams Cos. Inc.	United States	15,226	(525,754)

			(3,289,194)

Personal Products (0.0)%†
The Beauty Health Co.	United States	3,558	(21,917)
Herbalife Nutrition Ltd.	United States	12,583	(188,997)

			(210,914)

Pharmaceuticals (0.2)%
Avadel Pharmaceuticals PLC, ADR	United States	42,988	(580,768)
Collegium Pharmaceutical Inc.	United States	12,715	(297,785)
Innoviva Inc.	United States	12,440	(158,610)
Pacira Biosciences Inc.	United States	2,102	(74,201)
Revance Therapeutics Inc.	United States	5,938	(104,687)

			(1,216,051)

Real Estate Management & Development (0.1)%
Anywhere Real Estate Inc.	United States	11,289	(74,056)
Fastighets AB Balder, B	Sweden	44,511	(212,746)
Redfin Corp.	United States	6,184	(58,871)
Storagevault Canada Inc.	Canada	9,955	(33,743)
Zillow Group Inc., C	United States	8,098	(422,392)

			(801,808)

Semiconductors & Semiconductor Equipment (0.6)%
ams-OSRAM AG	Austria	10,036	(70,344)
Broadcom Inc.	United States	1,810	(1,670,431)
Camtek Ltd.	Israel	319	(19,236)
Enphase Energy Inc.	United States	9,566	(1,210,386)
Maxeon Solar Technologies Ltd.	United States	22,410	(353,182)
Meyer Burger Technology AG	Switzerland	419,577	(188,408)
Semtech Corp.	United States	5,201	(136,006)
SMART Global Holdings Inc.	United States	9,513	(245,721)
SolarEdge Technologies Inc.	United States	408	(66,328)
Veeco Instruments Inc.	United States	18,002	(525,478)
Wolfspeed Inc.	United States	1,665	(79,620)

			(4,565,140)

Software (0.5)%
8x8 Inc.	United States	39,530	(128,472)
Bentley Systems Inc., B	United States	126	(6,289)
Bill Holdings Inc.	United States	2,676	(308,543)
Blackline Inc.	United States	1,457	(87,507)
Cerence Inc.	United States	10,189	(265,933)
Confluent Inc., A	United States	238	(7,875)
Datadog Inc., A	United States	5,270	(508,450)
Dye & Durham Ltd.	Canada	3,064	(40,908)
Envestnet Inc.	United States	576	(31,467)
Five9 Inc.	United States	1,164	(84,239)
Guidewire Software Inc.	United States	1,131	(97,752)
HubSpot Inc.	United States	1,925	(1,052,051)
Marathon Digital Holdings Inc.	United States	6,664	(83,766)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Software (continued)
Mitek Systems Inc.	United States	14,401	$(160,859)
Model N Inc.	United States	1,001	(27,027)
Pagerduty Inc.	United States	2,410	(62,082)
Porch Group Inc.	United States	950	(803)
Q2 Holdings Inc.	United States	3,560	(122,500)
Splunk Inc.	United States	29	(3,517)
Unity Software Inc.	United States	321	(11,899)
Workiva Inc., A	United States	1,134	(126,838)
Zscaler Inc.	United States	3,169	(494,522)

			(3,713,299)

Specialty Retail (0.2)%
Burlington Stores Inc.	United States	934	(151,551)
Guess? Inc.	United States	22,726	(546,788)
The Home Depot Inc.	United States	1,465	(483,889)
National Vision Holdings Inc.	United States	7,251	(132,766)

			(1,314,994)

Trading Companies & Distributors (0.0)%†
Xometry Inc., A	United States	1,454	(27,699)

Water Utilities (0.1)%
American Water Works Co. Inc.	United States	7,590	(1,053,037)

Total Common Stocks (Proceeds $62,372,379)			(53,862,465)

Exchange Traded Funds (5.4)%
ARK Innovation ETF	United States	4,986	(218,138)
Consumer Staples Select Sector SPDR ETF	United States	6,854	(498,697)
Industrial Select Sector SPDR Fund	United States	26,685	(2,888,118)
Invesco QQQ Series 1 ETF	United States	2,993	(1,131,324)
iShares 20+ Year Treasury Bond ETF	United States	9,957	(962,244)
iShares iBoxx High Yield Corporate Bond ETF	United States	42,648	(3,210,541)
iShares Russell 1000 ETF	United States	106,604	(26,415,405)
Utilities Select Sector SPDR Fund	United States	117,680	(7,409,133)

Total Exchange Traded Funds (Proceeds $43,046,965)			(42,733,600)

		Principal Amount*

Convertible Bonds (0.1)%
Construction & Engineering (0.0)%†
[f]Fluor Corp., senior note, 144A, 1.125%, 8/15/29	United States	111,000	(112,304)

Electric Utilities (0.0)%†
[f]Duke Energy Corp., senior note, 144A, 4.125%, 4/15/26	United States	56,000	(54,712)
[f]PPL Capital Funding Inc., senior note, 144A, 2.875%, 3/15/28	United States	114,000	(106,248)

			(160,960)

Health Care Equipment & Supplies (0.0)%†
[f]Envista Holdings Corp., senior note, 144A, 1.75%, 8/15/28	United States	223,000	(216,809)

Internet & Direct Marketing Retail (0.0)%†
Wayfair Inc., A, senior note, 0.625%, 10/01/25	United States	108,000	(94,230)

IT Services (0.0)%†
Akamai Technologies Inc., senior note, 0.375%, 9/01/27	United States	111,000	(115,218)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

Convertible Bonds (continued)
Multi-Utilities (0.0)%†
[f]CMS Energy Corp., senior note, 144A, 3.375%, 5/01/28	United States	56,000	$(54,012)

Total Convertible Bonds (Proceeds $740,224)			(753,533)

Corporate Bonds and Notes (2.3)%
Auto Manufacturers (0.2)%
[f]Nissan Motor Co. Ltd., 144A,
senior bond, 4.81%, 9/17/30	Japan	607,000	(536,021)
senior note, 4.345%, 9/17/27	Japan	786,000	(720,660)

			(1,256,681)

Automobiles (0.0)%†
[f,m]Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, senior secured note, 144A, FRN, 10.931%, (6-Month USD LIBOR + 5.63%), 10/15/26	United States	374,000	(374,633)

Banks (0.1)%
First Horizon Bank, junior sub. bond, 5.75%, 5/01/30	United States	403,000	(374,408)
[f,h]Industrial & Commercial Bank of China Ltd., junior sub. note, Reg S, 3.20% to 9/24/26, FRN thereafter, Perpetual	China	761,000	(700,120)

			(1,074,528)

Chemicals (0.1)%
Celanese US Holdings LLC, senior note, 6.33%, 7/15/29	United States	1,053,000	(1,047,469)

Commercial Services & Supplies (0.1)%
United Rentals North America Inc., senior bond, 4.875%, 1/15/28	United States	879,000	(837,191)

Communications Equipment (0.1)%
[f]Equipmentshare.Com Inc., senior secured note, 144A, 9.00%, 5/15/28	United States	824,000	(818,850)
[f]Viasat Inc., senior note, 144A, 5.625%, 9/15/25	United States	114,000	(107,980)

			(926,830)

Construction Materials (0.1)%
[f]Camelot Return Merger Sub Inc., senior secured note, 144A, 8.75%, 8/01/28	United States	718,000	(716,934)

Consumer Finance (0.0)%†
OneMain Finance Corp., senior note, 7.125%, 3/15/26	United States	45,000	(44,321)

Diversified Financial Services (0.2)%
[f]Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior note, 144A, 7.00%, 12/31/27	Canada	664,000	(585,017)
Lincoln National Corp., senior bond,
3.35%, 3/09/25	United States	221,000	(212,140)
3.625%, 12/12/26	United States	273,000	(255,949)
3.80%, 3/01/28	United States	239,000	(219,021)
[f]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	327,000	(245,307)

			(1,517,434)

Food Products (0.1)%
B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	555,000	(543,333)

Health Care Providers & Services (0.0)%†
[f]RP Escrow Issuer LLC, senior secured note, 144A, 5.25%, 12/15/25	United States	60,000	(46,282)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Health Care Technology (0.1)%
[f]Cloud Software Group Holdings Inc., senior secured note, 144A, 9.00%, 9/30/29	United States	849,000		$(759,785)

Independent Power & Renewable Electricity Producers (0.1)%
NRG Energy Inc., senior note, 5.75%, 1/15/28	United States	517,000		(489,586)

Industrial Conglomerates (0.2)%
3M Co., senior bond, 2.25%, 9/19/26	United States	163,000		(150,117)
senior bond, 2.875%, 10/15/27	United States	691,000		(636,506)
senior bond, 3.625%, 9/14/28	United States	175,000		(163,883)
senior bond, 3.625%, 10/15/47	United States	423,000		(315,660)
senior note, 2.65%, 4/15/25	United States	541,000		(516,468)

				(1,782,634)

Insurance (0.2)%
MetLife Inc., senior bond, 6.50%, 12/15/32	United States	596,000		(646,612)
6.375%, 6/15/34	United States	591,000		(635,237)

				(1,281,849)

Media (0.1)%
Grupo Televisa Sab, senior bond, 6.125%, 1/31/46	Mexico	471,000		(461,611)

Oil, Gas & Consumable Fuels (0.1)%
Southwestern Energy Co., senior bond, 4.75%, 2/01/32	United States	104,000		(92,243)
[f]Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., senior bond, 144A, 6.00%, 12/31/30	United States	777,000		(695,993)

				(788,236)

Pharmaceuticals (0.1)%
[f]Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	855,000		(729,232)

Professional Services (0.0)%†
[f]Corelogic Inc., senior secured note, 144A, 4.50%, 5/01/28	United States	146,000		(119,487)

Telecommunications (0.4)%
AT&T Inc., senior bond, 5.40%, 2/15/34	United States	850,000		(825,778)
4.50%, 5/15/35	United States	844,000		(750,478)
Rogers Communications Inc., senior bond, 4.55%, 3/15/52	Canada	596,000		(462,327)
senior note, 3.80%, 3/15/32	Canada	294,000		(251,553)
Verizon Communications Inc., senior bond, 4.862%, 8/21/46	United States	765,000		(673,664)
3.55%, 3/22/51	United States	382,000		(267,949)

				(3,231,749)

Total Corporate Bonds and Notes (Proceeds $18,122,705)				(18,029,805)

Foreign Government and Agency Securities (0.3)%
[f]Government of Italy, senior bond, Reg S, 0.95%, 6/01/32	Italy	467,000	EUR	(396,646)
2.50%, 12/01/32	Italy	833,000	EUR	(802,589)
Government of Turkey, senior bond, 7.375%, 2/05/25	Turkey	1,289,000		(1,300,085)

Total Foreign Government and Agency Securities (Proceeds $2,500,559)				(2,499,320)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

[k] Senior Floating Rate Interests (Proceeds $262,052) (0.0)%†

Professional Services (0.0)%†
CoreLogic Inc., Term Loan B, 4.00%, (1-Month USD LIBOR + 3.50%), 6/02/28	United States	294,028	$(274,969)

U.S. Government and Agency Securities (0.3)%
U.S. Treasury Bond, 3.625%, 2/15/53	United States	1,330,100	(1,198,649)
U.S. Treasury Note, 4.75%, 7/31/25	United States	378,000	(377,011)
3.625%, 5/31/28	United States	240,600	(234,026)
4.00%, 6/30/28	United States	106,000	(104,741)
4.125%, 7/31/28	United States	5,000	(4,971)
4.00%, 7/31/30	United States	103,000	(101,793)
3.375%, 5/15/33	United States	216,000	(203,512)

Total U.S. Government and Agency Securities (Proceeds $2,260,174)			(2,224,703)

Total Securities Sold Short (Proceeds $129,305,058)			$(120,378,395)

† Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security is on loan at August 31, 2023.

cA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At August 31, 2023, the aggregate value of these securities and/or cash pledged amounted to $180,092,033, representing 22.7% of net assets.

dA portion or all of the security is held in connection with written option contracts open at period end.

eFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

fSecurity was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the net value of these securities was $88,161,769, representing 11.1% of net assets.

gDefaulted security or security for which income has been deemed uncollectible.

hPerpetual security with no stated maturity date.

iIncome may be received in additional securities and/or cash.

jPrincipal amount is stated in 100 Mexican Peso Units.

kThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

lSee Note 3 regarding unfunded loan commitments.

mThe coupon rate shown represents the rate at period end.

nThe rate shown is the annualized seven-day effective yield at period end.

oA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

pSee Note 4 regarding investment in affiliated management investment companies.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At August 31, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	41	$2,228,093	9/18/23	$(33,884)
Aluminum	Short	41	2,228,093	9/18/23	119,557
Aluminum	Long	10	546,938	10/16/23	(8,021)
Aluminum	Short	10	546,938	10/16/23	9,267
Aluminum	Short	25	1,385,781	12/18/23	9,171
Brent Crude Oil	Long	26	2,257,580	9/29/23	58,429
Canola	Long	26	311,223	11/14/23	40,528
Canola	Long	4	48,188	1/12/24	2,647
Canola	Long	1	12,071	3/14/24	1,575
Cocoa	Short	2	74,589	9/14/23	(11,537)
Cocoa	Long	15	560,559	12/12/23	45,829
Cocoa	Short	10	373,706	12/12/23	(53,468)
Cocoa	Long	19	691,220	12/13/23	37,441
Cocoa	Short	41	1,491,580	12/13/23	(114,060)
Cocoa	Short	11	402,461	3/13/24	(35,283)
Cocoa	Short	1	36,330	5/15/24	(550)
Coffee	Long	4	231,750	12/18/23	281
Coffee	Short	25	1,448,437	12/18/23	7,849
Coffee	Long	1	58,369	3/18/24	1,500
Copper	Long	20	4,210,000	9/18/23	(6,889)
Copper	Short	20	4,210,000	9/18/23	(87,663)
Copper	Long	2	421,400	12/18/23	(32)
Copper	Short	13	2,739,100	12/18/23	(6,465)
Copper	Short	10	955,500	12/27/23	(9,165)
Corn	Short	56	1,339,099	12/14/23	58,256
Corn	Short	1	24,700	3/14/24	5,125
Cotton	Long	25	1,097,750	12/06/23	46,488
Cotton	Long	1	43,865	3/06/24	4,995
Feeder Cattle	Short	5	633,188	9/28/23	(16,862)
Feeder Cattle	Short	7	896,088	10/26/23	(26,262)
Feeder Cattle	Short	4	515,300	11/16/23	(22,162)
Frozen Concentrate Orange Juice	Long	2	95,565	11/09/23	5,100
Gasoline	Long	26	2,801,963	9/29/23	(72,244)
Gasoline	Short	3	323,303	9/29/23	(13,314)
Gasoline	Short	1	104,173	10/31/23	2,314
Gold 100 Oz	Short	20	3,931,800	12/27/23	(15,534)
Hard Red Winter Wheat	Long	27	981,788	12/14/23	(92,875)
Hard Red Winter Wheat	Short	26	945,425	12/14/23	29,451
Hard Red Winter Wheat	Long	5	183,438	3/14/24	(10,600)
Hard Red Winter Wheat	Long	1	36,875	5/14/24	(4,050)
Lean Hogs	Short	13	429,260	10/13/23	3,258
Lean Hogs	Short	13	386,490	12/14/23	6,530
Lean Hogs	Short	5	157,400	2/14/24	660
Lean Hogs	Short	2	67,240	4/12/24	(2,370)
Live Cattle	Long	20	1,446,600	10/31/23	1,576
Live Cattle	Short	25	1,808,250	10/31/23	(23,550)
Live Cattle	Short	15	1,108,800	12/29/23	(17,410)
Live Cattle	Short	8	604,320	2/29/24	(4,100)
Live Cattle	Short	4	308,280	4/30/24	(1,640)
Low Sulphur Gas Oil	Long	4	358,200	9/12/23	46,625
Low Sulphur Gas Oil	Long	28	2,473,100	10/12/23	16,112
Low Sulphur Gas Oil	Long	1	85,675	11/10/23	(1,650)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a] (continued)
Milling Wheat	Long	39	$500,075	12/11/23	$(27,477)
Milling Wheat	Long	9	118,574	3/11/24	(2,887)
Milling Wheat	Long	2	26,729	5/10/24	(1,016)
Milling Wheat	Long	1	13,053	9/10/24	(40)
Natural Gas	Long	9	249,120	9/27/23	4,830
Natural Gas	Short	50	1,384,000	9/27/23	12,023
Natural Gas	Long	2	62,940	10/27/23	490
Nickel	Long	7	844,746	9/18/23	(54,789)
Nickel	Short	7	844,746	9/18/23	68,209
Nickel	Short	3	366,318	12/18/23	12,712
NY Harbor Ultra Low Sulfur Diesel	Long	22	2,876,504	9/29/23	49,773
NY Harbor Ultra Low Sulfur Diesel	Long	2	255,032	10/31/23	18,686
NY Harbor Ultra Low Sulfur Diesel	Long	1	123,295	11/30/23	2,419
Palladium	Short	3	365,610	12/27/23	6,550
Platinum	Long	16	779,520	10/27/23	33,765
Platinum	Long	2	98,120	1/29/24	5,545
Rapeseed	Short	1	25,414	10/31/23	745
Robusta Coffee	Long	17	423,130	11/24/23	4,750
Robusta Coffee	Long	4	95,440	1/25/24	1,530
Robusta Coffee	Long	1	23,280	3/22/24	110
Silver	Long	11	1,364,660	12/27/23	3,310
Silver	Short	5	620,300	12/27/23	(7,140)
Soybean Meal	Long	21	848,400	12/14/23	(49)
Soybean Oil	Short	6	230,148	10/13/23	(8,946)
Soybean Oil	Long	18	674,784	12/14/23	11,037
Soybean Oil	Short	21	787,248	12/14/23	(77,754)
Soybean Oil	Short	2	74,208	1/12/24	96
Soybean Oil	Short	2	73,452	3/14/24	(570)
Soybean Oil	Short	1	36,420	5/14/24	732
Soybeans	Long	34	2,326,875	11/14/23	(26,907)
Soybeans	Short	16	1,095,000	11/14/23	(38,463)
Soybeans	Short	2	138,200	1/12/24	(2,387)
Soybeans	Short	1	69,263	3/14/24	375
Soybeans	Short	1	69,338	5/14/24	600
Sugar	Long	58	1,627,898	9/29/23	17,922
Sugar	Short	34	954,285	9/29/23	(33,275)
Sugar	Short	11	313,298	2/29/24	(14,638)
Sugar	Short	2	53,805	4/30/24	(3,024)
Wheat	Short	69	2,076,900	12/14/23	236,714
Wheat	Short	2	62,875	3/14/24	7,963
Wheat	Short	1	32,275	5/14/24	7,325
Wheat	Short	1	32,725	7/12/24	3,225
White Sugar	Short	9	321,840	9/15/23	(28,405)
White Sugar	Short	4	140,620	11/15/23	(6,170)
White Sugar	Short	2	69,430	2/14/24	(2,935)
WTI Crude Oil	Long	30	2,508,900	9/20/23	80,482
WTI Crude Oil	Short	3	250,890	9/20/23	(16,200)
WTI Crude Oil	Short	1	82,960	10/20/23	(1,610)
WTI Crude Oil	Long	3	246,780	11/20/23	1,145
Zinc	Long	26	1,573,975	9/18/23	(18,556)
Zinc	Short	26	1,573,975	9/18/23	107,908
Zinc	Short	15	912,563	12/18/23	9,030

					205,687

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts
Australian Dollar Index[a]	Short	37	$2,396,860	9/18/23	$74,775
Brazilian Real Index	Long	43	864,515	9/29/23	(12,780)
British Pound Index	Long	14	1,108,187	9/18/23	1,587
British Pound Index[a]	Short	20	1,583,125	9/18/23	10,531
Canadian Dollar Index[a]	Short	108	7,990,380	9/19/23	170,098
Euro Index[a]	Long	124	16,821,375	9/18/23	(132,959)
Indian Rupee Index	Long	63	1,521,324	9/26/23	2,628
Japanese Yen Index[a]	Long	31	2,670,650	9/18/23	(68,875)
Japanese Yen Index	Short	15	1,292,250	9/18/23	41,944
Mexican Peso Index[a]	Long	194	5,698,750	9/18/23	158,233
New Zealand Dollar Index	Short	14	834,050	9/18/23	(1,244)
South African Rand Index	Short	27	714,150	9/18/23	(6,114)
Swiss Franc Index	Long	10	1,417,438	9/18/23	17,977
Swiss Franc Index[a]	Short	36	5,102,775	9/18/23	(42,656)
U.S. Dollar Index[a]	Long	13	1,346,631	9/18/23	8,200
U.S. Dollar Index[a]	Short	267	2,670,707	9/18/23	36,094

					257,439

Equity Contracts
CAC 40 10 Euro Index[a]	Long	39	3,099,199	9/15/23	17,109
CAC 40 10 Euro Index[a]	Short	46	3,655,465	9/15/23	(19,477)
CBOE Volatility Index[a]	Long	46	692,014	9/20/23	(115,588)
CBOE Volatility Index[a]	Long	29	474,835	10/18/23	(53,529)
CBOE Volatility Index[a]	Long	5	86,128	11/15/23	(6,922)
CBOE Volatility Index	Long	6	105,341	12/20/23	(3,058)
CBOE Volatility Index	Long	16	296,894	1/17/24	(18,814)
CBOE Volatility Index	Long	10	190,170	2/14/24	(13,211)
DAX Index[a]	Long	20	8,674,262	9/15/23	(25,029)
DJ EURO STOXX 50 Index[a]	Long	131	6,126,613	9/15/23	(38,660)
DJ EURO STOXX 50 Index	Short	16	748,289	9/15/23	6,136
DJIA Mini E-CBOT Index[a]	Long	3	521,865	9/15/23	11,285
DJIA Mini E-CBOT Index[a]	Short	1	173,955	9/15/23	(1,052)
E-Mini Russell 2000	Long	2	190,160	9/15/23	(8,074)
E-Mini Russell 2000[a]	Short	51	4,849,080	9/15/23	(149,377)
E-mini S&P MidCap 400 Index[a]	Short	5	1,324,350	9/15/23	(50,660)
FTSE 100 Index[a]	Short	24	2,268,840	9/15/23	(2,315)
FTSE China A50 Index[a]	Short	56	706,608	9/27/23	(2,967)
FTSE Taiwan Index	Long	12	687,600	9/27/23	5,581
FTSE Taiwan Index[a]	Short	15	859,500	9/27/23	(4,510)
FTSE/JSE Top 40 Index[a]	Long	6	219,288	9/21/23	(1,271)
FTSE/JSE Top 40 Index	Short	6	219,288	9/21/23	(3,273)
FTSE/MIB Index[a]	Short	9	1,409,320	9/15/23	(74,548)
Hang Seng China Enterprises Index[a]	Short	3	120,672	9/28/23	(822)
Hang Seng Index[a]	Short	26	3,034,192	9/28/23	(20,193)
Hang Seng Tech Index	Long	13	347,115	9/28/23	(2,148)
IBEX 35 Index[a]	Short	24	2,481,610	9/15/23	(38,732)
KOSPI 200 Index[a]	Long	16	1,013,657	9/14/23	(25,162)
MSCI Emerging Markets Index[a]	Long	9	440,685	9/15/23	(8,985)
MSCI Singapore Index[a]	Long	11	231,281	9/28/23	2,760
NASDAQ 100 E-Mini Index[a]	Long	22	6,836,940	9/15/23	148,672
NASDAQ 100 E-Mini Index	Short	3	932,310	9/15/23	(13,788)
NASDAQ 100 E-Mini Index	Short	1	314,660	12/15/23	(11,351)
Nikkei 225 Index[a]	Long	15	3,361,971	9/07/23	33,979
Nikkei 225 Index[a]	Short	43	1,748,156	9/07/23	24,927

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts (continued)
NSE IFSC Nifty 50 Index	Long	18	$700,164	9/28/23	$875
NSE IFSC Nifty 50 Index	Short	10	388,980	9/28/23	(1,395)
OMX Stockholm 30 Index	Long	11	219,930	9/15/23	56
S&P 500 E-Mini Index[a]	Long	21	4,741,800	9/15/23	44,190
S&P 500 E-Mini Index[a]	Short	20	4,516,000	9/15/23	(58,452)
S&P/TSX 60 Index[a]	Long	15	2,700,044	9/14/23	89,187
SPI 200 Index	Long	4	471,384	9/21/23	(3,640)
SPI 200 Index[a]	Short	6	707,076	9/21/23	(21,287)
TOPIX Index[a]	Long	35	5,606,207	9/07/23	196,566
VSTOXX	Long	6	10,507	9/20/23	(1,893)
VSTOXX	Long	8	14,834	10/18/23	(1,588)

					(220,448)

Interest Rate Contracts
3 Month EURIBOR	Long	5	1,303,118	12/18/23	673
3 Month EURIBOR[a]	Short	23	5,994,344	12/18/23	(7,009)
3 Month EURIBOR[a]	Short	21	5,478,220	3/18/24	(5,647)
3 Month EURIBOR[a]	Short	88	23,000,484	6/17/24	19,404
3 Month EURIBOR[a]	Short	26	6,811,456	9/16/24	(7,707)
3 Month EURIBOR[a]	Short	132	34,652,808	12/16/24	(37,832)
3 Month EURIBOR[a]	Short	20	5,258,016	3/17/25	(6,802)
3 Month EURIBOR[a]	Short	20	5,263,438	6/16/25	(5,725)
3 Month EURIBOR[a]	Short	13	3,423,877	9/15/25	(2,352)
3 Month SOFR	Long	5	1,182,344	12/19/23	(228)
3 Month SOFR	Long	25	5,912,500	3/19/24	2,003
3 Month SOFR[a]	Short	34	8,041,000	3/19/24	(7,350)
3 Month SOFR[a]	Short	31	7,347,000	6/18/24	8,675
3 Month SOFR	Long	2	475,575	9/17/24	(303)
3 Month SOFR[a]	Short	35	8,322,562	9/17/24	30,500
3 Month SOFR[a]	Short	38	9,071,074	12/17/24	11,941
3 Month SOFR[a]	Short	181	43,363,075	3/18/25	29,819
3 Month SOFR[a]	Short	25	6,006,250	6/17/25	20,188
3 Month SOFR[a]	Short	22	5,295,125	9/16/25	(88)
3 Month SOFR[a]	Short	17	4,095,513	12/16/25	(2,450)
3 Month SONIA	Long	22	6,569,566	3/19/24	(6,033)
3 Month SONIA[a]	Short	9	2,687,550	3/19/24	(13,817)
3 Month SONIA[a]	Short	7	2,090,206	6/18/24	(9,848)
3 Month SONIA[a]	Short	4	1,195,797	9/17/24	(4,657)
3 Month SONIA[a]	Short	42	12,582,469	12/17/24	(42,055)
3 Month SONIA[a]	Short	26	7,808,498	3/18/25	(19,340)
30 Day Federal Funds	Long	7	2,760,554	10/31/23	572
30 Day Federal Funds	Short	7	2,758,221	11/30/23	(886)
ASX 90 Day Bank Accepted Bill	Short	2	1,282,774	9/07/23	(784)
ASX 90 Day Bank Accepted Bill[a]	Long	12	7,694,765	12/07/23	9,768
ASX 90 Day Bank Accepted Bill	Short	46	29,496,601	12/07/23	(6,521)
ASX 90 Day Bank Accepted Bill[a]	Long	16	10,259,186	3/07/24	10,717
ASX 90 Day Bank Accepted Bill[a]	Long	13	8,335,792	6/13/24	7,628
ASX 90 Day Bank Accepted Bill[a]	Long	10	6,413,713	9/12/24	5,168
ASX 90 Day Bank Accepted Bill[a]	Long	6	3,849,355	12/12/24	2,501
ASX 90 Day Bank Accepted Bill[a]	Long	2	1,244,971	3/13/25	(38,105)
Australian 3 Yr. Bond[a]	Long	235	16,199,320	9/15/23	123,078
Australian 3 Yr. Bond	Short	41	2,826,264	9/15/23	(13,414)
Australian 10 Yr. Bond[a]	Short	116	8,731,769	9/15/23	(7,593)
Canadian 10 Yr. Bond[a]	Long	32	2,825,577	12/18/23	26,858
Canadian 10 Yr. Bond[a]	Short	53	4,679,863	12/18/23	(35,325)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts (continued)
Euro-BOBL[a]	Long	15	$1,888,559	9/07/23	$637
Euro-BOBL[a]	Short	6	755,424	9/07/23	(5,677)
Euro-BTP	Long	6	754,188	9/07/23	(2,148)
Euro-Bund[a]	Long	84	12,131,671	9/07/23	(68,218)
Euro-Bund[a]	Short	33	4,766,014	9/07/23	(32,105)
Euro-Buxl[a]	Short	20	2,901,723	9/07/23	97,515
Euro-OAT	Short	10	1,386,993	9/07/23	9,621
Euro-SCHATZ[a]	Long	184	20,973,595	9/07/23	16,024
Euro-SCHATZ[a]	Short	246	28,040,784	9/07/23	5,734
Euro-SCHATZ[a]	Long	61	6,977,015	12/07/23	5,509
Euro-SCHATZ[a]	Short	65	7,434,524	12/07/23	(4,904)
Japanese 10 Yr. Bond[a]	Long	2	2,018,214	9/12/23	(17,899)
Japanese 10 Yr. Bond	Short	14	14,127,496	9/12/23	75,400
Korean 3 Yr. Bond[a]	Long	129	10,107,237	9/19/23	(30,842)
Korean 3 Yr. Bond	Short	2	156,701	9/19/23	(33)
Korean 10 Yr. Bond	Long	37	3,067,494	9/19/23	(39,362)
Korean 10 Yr. Bond[a]	Short	65	5,388,840	9/19/23	53,338
Long Gilt	Long	2	242,136	12/27/23	2,635
Long Gilt[a]	Short	36	4,358,454	12/27/23	(42,923)
Three-Month Canadian Bankers Acceptance[a]	Long	12	2,095,915	12/18/23	819
Three-Month Canadian Bankers Acceptance[a]	Long	18	3,145,870	3/18/24	991
Three-Month Canadian Bankers Acceptance[a]	Long	19	3,325,035	6/17/24	(234)
Three-Month Canadian Bankers Acceptance[a]	Long	16	2,808,763	9/18/24	(2,304)
Three-Month Canadian Bankers Acceptance[a]	Long	14	2,464,402	12/18/24	(2,250)
Three-Month Canadian Bankers Acceptance[a]	Long	4	705,817	3/19/25	701
U.S. Treasury 2 Yr. Note[a]	Long	136	27,717,437	12/29/23	40,580
U.S. Treasury 2 Yr. Note[a]	Short	109	22,214,711	12/29/23	(56,494)
U.S. Treasury 5 Yr. Note[a]	Short	125	13,365,235	12/29/23	(79,834)
U.S. Treasury 10 Yr. Note[a]	Long	3	333,094	12/19/23	1,844
U.S. Treasury 10 Yr. Note[a]	Short	96	10,659,000	12/19/23	(56,628)
U.S. Treasury 10 Yr. Ultra[a]	Long	3	348,328	12/19/23	1,941
U.S. Treasury Long Bond[a]	Short	44	5,354,250	12/19/23	(65,104)
U.S. Treasury Ultra Bond[a]	Long	5	647,344	12/19/23	9,719
U.S. Treasury Ultra Bond	Short	10	1,294,687	12/19/23	(21,054)

					(177,383)

Total Futures Contracts					$65,295

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

At August 31, 2023, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	220,000	239,996	9/05/23	$–	$(1,381)
Euro	BOFA	Sell	220,000	237,213	9/05/23	–	(1,402)
Singapore Dollar	BNPP	Buy	3,000,000	2,216,500	9/05/23	3,838	–
Singapore Dollar	BNPP	Sell	456,975	337,056	9/05/23	–	(1,157)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Singapore Dollar	CITI	Buy	3,900,000	2,876,851		9/05/23	$9,589	$–
Singapore Dollar	CITI	Sell	9,300,000	6,874,791		9/05/23	–	(8,257)
Singapore Dollar	GSCO	Buy	15,000,000	11,066,409		9/05/23	35,283	–
Singapore Dollar	GSCO	Sell	14,700,000	10,862,341		9/05/23	–	(17,315)
Singapore Dollar	HSBC	Buy	3,000,000	2,212,717		9/05/23	7,621	–
Singapore Dollar	MSCO	Sell	2,700,000	1,989,962		9/05/23	–	(8,342)
Singapore Dollar	RBS	Sell	3,300,000	2,439,547		9/05/23	–	(2,825)
Singapore Dollar	UBSW	Buy	3,600,000	2,656,434		9/05/23	7,972	–
Singapore Dollar	WFSI	Buy	9,600,000	7,086,364		9/05/23	18,718	–
Taiwan Dollar	GSCO	Sell	5,682,960	180,000		9/05/23	1,441	–
Taiwan Dollar	HSBC	Buy	4,731,750	150,000		9/05/23	–	(1,328)
Taiwan Dollar	JPHQ	Buy	9,463,500	300,000		9/05/23	–	(2,656)
Taiwan Dollar	MSCO	Sell	5,683,842	180,000		9/05/23	1,413	–
Taiwan Dollar	NOMU	Buy	4,732,185	150,000		9/05/23	–	(1,314)
Hong Kong Dollar	BNPP	Buy	3,132,913	400,000		9/06/23	–	(395)
Hong Kong Dollar	RBS	Buy	5,951,902	760,000		9/06/23	–	(832)
Hong Kong Dollar	SCBL	Buy	5,873,471	750,000		9/06/23	–	(836)
Hong Kong Dollar	SSBT	Buy	5,873,288	750,000		9/06/23	–	(859)
Taiwan Dollar	ANZB	Buy	22,906,800	720,000		9/06/23	–	(177)
Taiwan Dollar	HSBC	Buy	22,903,560	720,000		9/06/23	–	(279)
Indian Rupee	HSBC	Buy	24,826,530	300,000		9/07/23	–	(187)
Indian Rupee	UBSW	Buy	24,826,410	300,000		9/07/23	–	(188)
Singapore Dollar	CITI	Buy	9,300,000	6,877,199		9/14/23	8,642	–
Singapore Dollar	GSCO	Buy	20,700,000	15,312,647		9/14/23	17,906	(4,004)
Singapore Dollar	GSCO	Sell	456,975	338,230		9/14/23	–	(120)
Singapore Dollar	RBS	Buy	5,400,000	3,995,448		9/14/23	2,961	(179)
British Pound	MSCO	Buy	1,000,000	1,278,947		9/15/23	–	(12,057)
Chilean Peso	MSCO	Buy	239,015,742	280,156		9/15/23	3,067	(3,354)
Chilean Peso	MSCO	Sell	1,571,331,020	1,915,477		9/15/23	75,571	–
Chinese Yuan	MSCO	Buy	16,100,482	2,240,383		9/15/23	–	(28,149)
Chinese Yuan	MSCO	Sell	17,450,346	2,467,477		9/15/23	69,770	–
Turkish Lira	BNPP	Buy	1,432,603	53,336		9/18/23	–	(414)
Turkish Lira	BOFA	Sell	3,458,400	133,333		9/18/23	5,575	–
Turkish Lira	BZWS	Buy	18,346,509	676,670		9/18/23	1,960	(884)
Turkish Lira	BZWS	Sell	13,332,995	526,667		9/18/23	34,127	–
Turkish Lira	CITI	Sell	2,656,555	105,872		9/18/23	7,735	–
Turkish Lira	GSCO	Sell	12,004,910	472,417		9/18/23	28,938	–
Turkish Lira	UBSW	Buy	7,231,753	266,069		9/18/23	1,082	–
Australian Dollar	BZWS	Buy	3,358,000	2,224,611		9/20/23	1,399	(48,588)
Australian Dollar	BZWS	Sell	10,997,000	7,465,882		9/20/23	337,962	(2,857)
Singapore Dollar	CITI	Sell	87,714	100,000	AUD	9/20/23	619	(738)
Australian Dollar	CITI	Buy	140,000	94,675		9/20/23	–	(3,895)
Australian Dollar	DBAB	Buy	1,001,323	645,696		9/20/23	6,393	(2,802)
Australian Dollar	DBAB	Sell	570,959	388,226		9/20/23	18,000	–
Australian Dollar	HSBC	Buy	71,110	45,764		9/20/23	346	–
Australian Dollar	JPHQ	Sell	22,038	14,643		9/20/23	353	–
Norwegian Krone	UBSW	Sell	1,019,156	150,000	AUD	9/20/23	5,345	(4,002)
Australian Dollar	UBSW	Buy	140,222	93,838		9/20/23	–	(2,914)
Australian Dollar	UBSW	Sell	1,065,369	691,521		9/20/23	5,062	(4,357)
British Pound	BZWS	Buy	1,933,000	2,488,409		9/20/23	55	(39,506)
British Pound	BZWS	Sell	7,995,000	10,209,041		9/20/23	80,044	(27)
British Pound	DBAB	Buy	441	564		9/20/23	–	(5)
British Pound	JPHQ	Buy	256,000	326,483		9/20/23	20	(2,174)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	JPHQ	Sell	710,000	905,983		9/20/23	$6,470	$–
British Pound	UBSW	Sell	41,211	52,216		9/20/23	5	–
Canadian Dollar	BZWS	Buy	4,344,000	3,279,428		9/20/23	2,269	(65,789)
Canadian Dollar	BZWS	Sell	4,344,000	3,286,789		9/20/23	70,881	–
Chinese Yuan	SCBL	Buy	4,067,161	570,000		9/20/23	–	(10,550)
Chinese Yuan	WFSI	Sell	4,065,468	570,000		9/20/23	10,783	–
Danish Krone	BZWS	Buy	5,823,000	866,907		9/20/23	–	(18,703)
Danish Krone	BZWS	Sell	20,607,000	3,036,399		9/20/23	34,693	–
Euro	BZWS	Buy	1,552,000	1,701,965		9/20/23	18	(17,451)
Euro	BZWS	Sell	2,548,508	2,798,422		9/20/23	32,296	(13)
Euro	DBAB	Buy	641,036	702,722		9/20/23	–	(6,946)
Euro	DBAB	Sell	696,254	764,612		9/20/23	8,900	–
Euro	JPHQ	Buy	160,000	175,169		9/20/23	–	(1,506)
Euro	JPHQ	Sell	1,097,578	1,201,701		9/20/23	10,396	–
Euro	MSCO	Buy	3,703	4,070		9/20/23	–	(51)
Japanese Yen	UBSW	Sell	15,606,760	100,000	EUR	9/20/23	1,548	(620)
Hong Kong Dollar	CITI	Buy	28,260	3,625		9/20/23	–	(18)
Hong Kong Dollar	DBAB	Sell	1,832,219	234,567		9/20/23	705	–
Hong Kong Dollar	GSCO	Sell	52,070	6,672		9/20/23	26	–
Hong Kong Dollar	HSBC	Buy	2,551,187	326,654		9/20/23	–	(1,024)
Hong Kong Dollar	SCBL	Sell	117,637	15,064		9/20/23	49	–
Hong Kong Dollar	UBSW	Sell	169,523	21,702		9/20/23	64	–
Indian Rupee	CITI	Buy	829,518,000	10,000,000		9/20/23	12,945	–
Indian Rupee	CITI	Sell	720,783,100	8,600,000		9/20/23	–	(100,427)
Indian Rupee	GSCO	Sell	8,376,600	100,000		9/20/23	–	(1,112)
Indian Rupee	HSBC	Buy	8,609,740	103,786		9/20/23	140	–
Indian Rupee	HSBC	Sell	25,146,690	300,000		9/20/23	–	(3,541)
Indian Rupee	JPHQ	Sell	8,377,100	100,000		9/20/23	–	(1,118)
Indian Rupee	MSCO	Sell	83,815,000	1,000,000		9/20/23	–	(11,714)
Indian Rupee	NOMU	Buy	8,370,750	100,000		9/20/23	1,042	–
Japanese Yen	BOFA	Buy	307,113	2,159		9/20/23	–	(41)
Euro	DBAB	Sell	100,000	15,299,647	JPY	9/20/23	972	(4,018)
Japanese Yen	DBAB	Buy	15,157,972	107,386		9/20/23	–	(2,870)
Japanese Yen	HSBC	Sell	260,215	1,880		9/20/23	86	–
South Korean Won	JPHQ	Sell	381,824,000	42,000,000	JPY	9/20/23	10,732	(10,326)
Japanese Yen	SCBL	Sell	1,960,500	14,382		9/20/23	864	–
Japanese Yen	UBSW	Sell	10,631,148	73,738		9/20/23	435	–
New Zealand Dollar	DBAB	Buy	373,820	230,905		9/20/23	–	(7,986)
New Zealand Dollar	DBAB	Sell	1,440	888		9/20/23	29	–
New Zealand Dollar	HSBC	Buy	102,365	61,002		9/20/23	41	–
New Zealand Dollar	HSBC	Sell	5,576	3,424		9/20/23	99	–
New Zealand Dollar	UBSW	Buy	4,156	2,562		9/20/23	–	(84)
New Zealand Dollar	UBSW	Sell	392,309	233,712		9/20/23	–	(233)
Norwegian Krone	BZWS	Sell	3,667,000	365,649		9/20/23	20,519	–
Norwegian Krone	CITI	Buy	1,443,733	140,000		9/20/23	–	(4,119)
Norwegian Krone	DBAB	Buy	3,032,555	290,000		9/20/23	–	(4,583)
Norwegian Krone	GSCO	Sell	1,011,535	100,000		9/20/23	4,797	–
Norwegian Krone	HSBC	Sell	63,201	6,207		9/20/23	259	–
Australian Dollar	MSCO	Sell	150,000	1,082,357	NOK	9/20/23	5,596	(991)
Norwegian Krone	MSCO	Sell	1,403,248	140,000		9/20/23	7,929	–
Norwegian Krone	UBSW	Buy	2,036,525	200,000		9/20/23	–	(8,327)
Norwegian Krone	UBSW	Sell	1,014,385	100,000		9/20/23	4,528	–
Norwegian Krone	WFSI	Buy	1,029,103	100,000		9/20/23	–	(3,143)
Norwegian Krone	WFSI	Sell	1,020,061	100,000		9/20/23	3,994	–
Philippine Peso	CITI	Sell	32,274,950	575,106		9/20/23	5,280	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterpartya	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Philippine Peso	DBAB	Buy	57,410,000	1,000,000		9/20/23	$13,595	$–
Philippine Peso	DBAB	Sell	83,580,000	1,500,000		9/20/23	24,364	–
Philippine Peso	JPHQ	Buy	57,400,000	1,000,000		9/20/23	13,418	–
Philippine Peso	UBSW	Buy	1,044,950	18,607		9/20/23	–	(158)
Polish Zloty	BZWS	Buy	3,803,000	954,932		9/20/23	–	(34,174)
Polish Zloty	BZWS	Sell	3,803,000	929,208		9/20/23	8,450	–
Singapore Dollar	DBAB	Buy	466,816	348,803		9/20/23	–	(3,073)
Singapore Dollar	GSCO	Buy	2,928	2,200		9/20/23	–	(32)
Australian Dollar	HSBC	Sell	100,000	88,116	SGD	9/20/23	1,060	(643)
Singapore Dollar	HSBC	Buy	5,682	4,313		9/20/23	–	(105)
Singapore Dollar	HSBC	Sell	617,494	456,220		9/20/23	–	(1,104)
Singapore Dollar	RBS	Buy	25,090	18,560		9/20/23	22	–
Singapore Dollar	UBSW	Buy	15,600	11,503		9/20/23	50	–
South Korean Won	BNPP	Buy	131,100,000	100,000		9/20/23	–	(706)
South Korean Won	GSCO	Buy	2,202,199,989	1,725,308		9/20/23	–	(57,375)
South Korean Won	HSBC	Sell	510,297,817	400,080		9/20/23	13,583	–
Japanese Yen	JPHQ	Sell	10,000,000	91,102,000	KRW	9/20/23	1,399	(1,351)
South Korean Won	JPHQ	Buy	370,817,175	290,695		9/20/23	–	(9,841)
South Korean Won	SCBL	Sell	130,943,000	100,000		9/20/23	825	–
South Korean Won	UBSW	Buy	57,677,687	44,329		9/20/23	–	(644)
South Korean Won	UBSW	Sell	2,072,719,989	1,625,657		9/20/23	55,791	–
Swiss Franc	BNYM	Sell	791,963	896,849		9/20/23	15	(1,658)
Swiss Franc	BZWS	Buy	14,000	16,273		9/20/23	–	(390)
Swiss Franc	BZWS	Sell	14,000	15,804		9/20/23	–	(79)
Australian Dollar[b]	MSCO	Buy	6,713,000	4,550,345		9/22/23	1,405	(198,524)
Australian Dollar[b]	MSCO	Sell	10,835,000	7,251,531		9/22/23	229,074	(3,789)
British Pound[b]	MSCO	Buy	10,403,000	13,191,140		9/22/23	28,482	(39,733)
British Pound[b]	MSCO	Sell	3,169,000	4,041,554		9/22/23	32,881	(6,234)
Canadian Dollar[b]	MSCO	Buy	12,208,000	9,206,503		9/22/23	510	(169,028)
Canadian Dollar[b]	MSCO	Sell	13,318,000	9,965,416		9/22/23	117,282	(11,619)
Euro[b]	MSCO	Buy	7,932,000	8,761,577		9/22/23	1,126	(152,527)
Euro[b]	MSCO	Sell	7,144,000	7,787,461		9/22/23	37,924	(5,270)
Japanese Yen[b]	MSCO	Buy	833,976,000	5,970,903		9/22/23	3,813	(222,479)
Japanese Yen[b]	MSCO	Sell	1,668,607,000	11,911,219		9/22/23	403,225	(989)
Mexican Peso[b]	MSCO	Buy	77,767,000	4,429,634		9/22/23	114,474	(785)
Mexican Peso[b]	MSCO	Sell	12,887,000	737,798		9/22/23	267	(15,356)
New Zealand Dollar[b]	MSCO	Buy	5,779,000	3,563,651		9/22/23	2,631	(120,088)
New Zealand Dollar[b]	MSCO	Sell	9,835,000	5,989,914		9/22/23	128,589	(3,589)
Swiss Franc[b]	MSCO	Buy	7,682,000	8,888,958		9/22/23	6,451	(178,201)
Swiss Franc[b]	MSCO	Sell	5,417,000	6,103,948		9/22/23	12,440	(55,470)
Taiwan Dollar	ANZB	Buy	14,269,500	450,000		9/22/23	–	(707)
Taiwan Dollar	BOFA	Buy	2,949,220	100,000		9/22/23	–	(7,140)
Taiwan Dollar	CITI	Sell	3,657,192	120,000		9/22/23	4,849	–
Taiwan Dollar	DBAB	Buy	23,858,250	770,000		9/22/23	–	(18,793)
Taiwan Dollar	DBAB	Sell	68,666,400	2,160,000		9/22/23	–	(2,048)
Taiwan Dollar	JPHQ	Buy	2,949,100	100,000		9/22/23	–	(7,144)
Taiwan Dollar	JPHQ	Sell	12,162,000	400,000		9/22/23	17,064	–
Taiwan Dollar	MSCO	Buy	14,592,622	460,167		9/22/23	–	(700)
Taiwan Dollar	SCGN	Buy	14,269,500	450,000		9/22/23	–	(707)
Singapore Dollar	ANZB	Buy	3,320,000	2,462,042		9/25/23	16,106	(18,759)
Singapore Dollar	BNPP	Buy	1,200,000	908,069		9/25/23	–	(19,133)
Singapore Dollar	BNPP	Sell	1,263,468	902,624		9/25/23	3,902	(37,230)
Singapore Dollar	BOFA	Buy	2,400,000	1,758,950		9/25/23	18,922	–
Singapore Dollar	BOFA	Sell	5,212,801	3,704,007		9/25/23	–	(157,531)
Singapore Dollar	CASI	Buy	2,520,000	1,875,388		9/25/23	10,201	(18,824)
Singapore Dollar	CITI	Buy	2,400,000	1,759,274		9/25/23	18,598	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Singapore Dollar	DBAB	Buy	1,000,000	733,850		9/25/23	$6,930	$–
Singapore Dollar	GSCO	Buy	2,800,000	2,080,798		9/25/23	11,960	(18,574)
Singapore Dollar	GSCO	Sell	1,800,000	1,276,970		9/25/23	–	(56,434)
Singapore Dollar	HSBC	Buy	2,400,000	1,787,320		9/25/23	9,654	(19,102)
Singapore Dollar	HSBC	Sell	840,564	600,000		9/25/23	–	(22,673)
Singapore Dollar	JPHQ	Sell	1,401,000	1,000,000		9/25/23	–	(37,832)
Singapore Dollar	MSCO	Sell	5,441,328	3,871,969		9/25/23	–	(158,856)
Singapore Dollar	UBSW	Buy	1,320,000	968,310		9/25/23	9,519	–
Singapore Dollar	UBSW	Sell	3,400,840	2,408,005		9/25/23	–	(111,269)
Chinese Yuan	BNPP	Sell	6,000,000	834,743		9/26/23	9,163	–
Chinese Yuan	DBAB	Sell	12,000,000	1,669,894		9/26/23	18,734	–
Chinese Yuan	NOMU	Buy	8,000,000	1,109,185		9/26/23	–	(8,411)
Chinese Yuan	NOMU	Sell	6,000,000	834,817		9/26/23	9,237	–
Chinese Yuan	SCBL	Buy	8,000,000	1,109,173		9/26/23	–	(8,399)
Chinese Yuan	WFSI	Buy	8,000,000	1,109,262		9/26/23	–	(8,488)
Australian Dollar	BNYM	Sell	180,000	122,736		9/28/23	5,984	–
Canadian Dollar	BNYM	Sell	1,109,000	843,981		9/28/23	22,876	–
Euro	BNYM	Sell	3,887,000	4,309,535		9/28/23	88,981	–
Hong Kong Dollar	BNYM	Sell	9,897,000	1,266,918		9/28/23	3,181	–
Romanian Leu	GSCO	Sell	1,853,679	370,547	EUR	9/29/23	–	(4,215)
Romanian Leu	UBSW	Sell	7,256,277	1,440,000	EUR	9/29/23	–	(27,919)
Colombian Peso	MSCO	Buy	424,857,000	100,749		10/11/23	1,776	–
Colombian Peso	MSCO	Sell	424,857,000	102,031		10/11/23	–	(494)
Colombian Peso	MSCS	Buy	424,857,000	102,031		10/11/23	494	–
Colombian Peso	MSCS	Sell	424,857,000	100,749		10/11/23	–	(1,776)
Indian Rupee	DBAB	Sell	42,436,500	500,000		10/16/23	–	(11,733)
Indian Rupee	GSCO	Buy	42,700,000	500,000		10/16/23	14,910	–
Indian Rupee	JPHQ	Sell	263,500	3,085		10/16/23	–	(92)
Chilean Peso	BOFA	Sell	713,062,711	872,035		10/19/23	39,984	–
Chilean Peso	BZWS	Sell	1,323,406,229	1,622,139		10/19/23	77,897	–
Chilean Peso	CASI	Sell	1,213,520,857	1,469,171		10/19/23	53,151	–
Chilean Peso	DBAB	Sell	679,664,971	811,744		10/19/23	18,664	–
Chilean Peso	GSCO	Buy	1,013,404,000	1,190,000		10/19/23	–	(7,490)
Chilean Peso	HSBC	Buy	1,490,533,000	1,790,000		10/19/23	–	(50,743)
Chilean Peso	STBK	Sell	720,449,041	877,633		10/19/23	36,963	–
Chinese Yuan	CITI	Sell	13,774,436	1,900,000		10/19/23	1,002	–
Colombian Peso	BOFA	Buy	8,243,555,000	1,960,000		10/19/23	25,600	–
Colombian Peso	CITI	Buy	4,753,480,859	1,129,294		10/19/23	15,663	–
Colombian Peso	HSBC	Sell	3,621,470,165	888,214		10/19/23	15,921	–
Colombian Peso	MSCO	Sell	2,905,702,952	710,571		10/19/23	10,683	–
Colombian Peso	MSCS	Sell	7,749,650,000	1,850,000		10/19/23	–	(16,635)
Colombian Peso	UBSW	Buy	3,642,777,000	870,000		10/19/23	7,425	–
Colombian Peso	UBSW	Sell	25,199,172,754	5,898,915		10/19/23	4,720	(175,455)
Hungarian Forint	BNYM	Sell	28,756,785	73,547	EUR	10/19/23	396	(1,425)
Czech Koruna	BZWS	Sell	38,723,224	1,609,177	EUR	10/19/23	39,104	(31,189)
Euro	BZWS	Buy	2,831,242	3,170,000		10/19/23	–	(92,525)
Euro	BZWS	Sell	2,909,853	3,200,000		10/19/23	37,078	–
Euro	CITI	Sell	510,000	574,900		10/19/23	20,545	–
Euro	DBAB	Sell	197,766	218,370		10/19/23	3,404	–
Polish Zloty	TDBK	Sell	7,004,868	1,560,000	EUR	10/19/23	3,277	(1,155)
Euro	UBSW	Sell	846,883	949,680		10/19/23	29,144	–
Indian Rupee	BZWS	Sell	67,442,840	813,898		10/19/23	717	–
Indian Rupee	HSBC	Buy	404,603,307	4,889,939		10/19/23	–	(11,501)
Indian Rupee	SSBT	Sell	143,975,256	1,740,000		10/19/23	4,042	–
Indian Rupee	UBSW	Sell	193,551,895	2,336,102		10/19/23	2,382	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indonesian Rupiah	BZWS	Sell	5,731,329,954	376,165		10/19/23	$–	$(40)
Indonesian Rupiah	CITI	Buy	16,039,515,685	1,053,962		10/19/23	–	(1,128)
Indonesian Rupiah	MSCS	Sell	4,538,915,370	302,881		10/19/23	4,947	–
Japanese Yen	CITI	Buy	614,967,011	4,440,717		10/19/23	–	(179,970)
Kazakhstan Tenge	GSCO	Buy	281,445,408	617,205		10/19/23	–	(10,327)
Malaysian Ringgit	BNPP	Buy	8,467,563	1,833,997		10/19/23	–	(2,954)
Malaysian Ringgit	HSBC	Buy	6,057,232	1,310,000		10/19/23	739	(910)
Malaysian Ringgit	HSBC	Sell	14,559,716	3,220,000		10/19/23	71,577	–
Mexican Peso	CITI	Buy	25,460,400	1,470,000		10/19/23	9,900	–
Mexican Peso	GSCO	Sell	19,410,257	1,142,116		10/19/23	13,884	–
Mexican Peso	MSCO	Buy	32,231,660	1,880,000		10/19/23	–	(6,517)
Mexican Peso	SSBT	Buy	24,500,000	1,421,475		10/19/23	2,601	–
Mexican Peso	TDBK	Sell	66,152,501	3,812,464		10/19/23	6,242	(38,929)
New Israeli Shekel	CITI	Buy	11,228,275	3,049,895		10/19/23	–	(91,306)
Peruvian Nuevo Sol	BNPP	Sell	3,220,554	898,768		10/19/23	30,194	–
Polish Zloty	BNPP	Sell	2,071,115	508,532		10/19/23	7,803	–
Euro	BZWS	Sell	277,399	1,248,708	PLN	10/19/23	6,668	(6,295)
Romanian Leu	CITI	Buy	1,144,225	253,592		10/19/23	–	(2,732)
South African Rand	BNYM	Sell	26,670,000	1,477,152		10/19/23	71,136	–
South African Rand	DBAB	Buy	24,262,188	1,270,000		10/19/23	9,078	–
South African Rand	HSBC	Sell	23,385,978	1,260,000		10/19/23	27,115	–
South African Rand	MSCO	Sell	14,600,000	806,312		10/19/23	36,615	–
South African Rand	MSCS	Buy	17,500,000	961,831		10/19/23	–	(39,249)
South African Rand	TDBK	Buy	20,931,150	1,150,000		10/19/23	–	(46,531)
South African Rand	TDBK	Sell	46,144,068	2,447,690		10/19/23	15,021	–
South Korean Won	BOFA	Buy	4,009,792,800	3,120,000		10/19/23	–	(77,706)
South Korean Won	CASI	Sell	139,642,500	108,573		10/19/23	2,624	–
South Korean Won	HSBC	Sell	3,277,360,100	2,550,177		10/19/23	63,591	–
South Korean Won	MSCO	Sell	2,273,691,480	1,769,823		10/19/23	44,737	–
South Korean Won	NWMK	Buy	1,592,750,000	1,250,000		10/19/23	–	(41,555)
Thai Baht	BOFA	Sell	40,644,450	1,190,000		10/19/23	23,634	–
Thai Baht	BZWS	Buy	54,556,138	1,610,000		10/19/23	–	(44,413)
Thai Baht	MLCO	Sell	14,379,256	419,068		10/19/23	6,429	–
Turkish Lira	BZWS	Sell	19,647,852	680,000		10/19/23	–	(30,409)
Turkish Lira	GSCO	Buy	6,483,791	233,230		10/19/23	1,205	–
Turkish Lira	HSBC	Buy	4,254,111	154,414		10/19/23	–	(598)
Turkish Lira	UBSW	Buy	1,418,037	51,621		10/19/23	–	(349)
Indian Rupee	BNPP	Sell	57,800,750	700,000		10/30/23	3,385	–
Indian Rupee	CASI	Buy	58,275,000	700,000		10/30/23	2,331	–
Indian Rupee	HSBC	Sell	474,250	5,685		10/30/23	–	(31)
Euro	BOFA	Buy	740,000	813,615		10/31/23	–	(8,769)
Euro	BOFA	Sell	740,000	813,615		10/31/23	8,769	–
Euro	BZWS	Buy	90,000	98,571		10/31/23	155	(840)
Euro	BZWS	Sell	90,000	98,571		10/31/23	840	(155)
Brazilian Real	BOFA	Buy	13,296,709	2,765,826		11/03/23	–	(105,786)
Brazilian Real	MSCO	Sell	8,043,750	1,625,000		11/10/23	17,314	–
South Korean Won	MSCO	Buy	320,727,161	240,782		11/10/23	2,874	–
South Korean Won	MSCO	Sell	2,181,449,733	1,684,113		11/10/23	26,868	–
British Pound	MSCO	Sell	400,000	509,548		11/30/23	2,757	–
Danish Krone	MSCO	Sell	300,000	44,076		11/30/23	192	–
Euro	MSCO	Sell	400,000	437,325		11/30/23	1,649	–
Polish Zloty	MSCO	Buy	3,700,000	897,671		11/30/23	–	(4,478)
Swedish Krona	MSCO	Buy	800,000	73,581		11/30/23	–	(203)
Swiss Franc	MSCO	Buy	100,000	114,902		11/30/23	–	(575)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Turkish Lira	BZWS	Buy	6,793,927	266,481	12/11/23	$–	$(29,609)
Turkish Lira	CASI	Buy	3,282,081	143,500	12/11/23	–	(29,069)
Turkish Lira	GSCO	Sell	10,076,008	440,963	12/11/23	89,660	–
British Pound	MSCO	Sell	497,000	628,649	12/15/23	–	(1,042)
Hong Kong Dollar	ANZB	Buy	10,881,360	1,400,000	12/15/23	–	(7,071)
Hong Kong Dollar	BOFA	Buy	27,974,707	3,600,000	12/15/23	–	(18,942)
Hong Kong Dollar	BZWS	Sell	73,231,762	9,400,000	12/15/23	25,561	–
Hong Kong Dollar	CITI	Buy	11,653,650	1,500,000	12/15/23	–	(8,210)
Hong Kong Dollar	DBAB	Buy	8,548,485	1,100,000	12/15/23	–	(5,704)
Hong Kong Dollar	GSCO	Buy	8,545,240	1,100,000	12/15/23	–	(6,119)
Hong Kong Dollar	HSBC	Buy	28,751,661	3,700,000	12/15/23	–	(19,483)
Hong Kong Dollar	JPHQ	Sell	16,361,415	2,100,000	12/15/23	5,566	–
Hong Kong Dollar	NOMU	Sell	15,582,800	2,000,000	12/15/23	5,237	–
Hong Kong Dollar	SSBT	Buy	8,549,200	1,100,000	12/15/23	–	(5,612)
Hong Kong Dollar	BNPP	Sell	4,661,772	600,000	12/20/23	3,179	–
Hong Kong Dollar	JPHQ	Buy	9,351,507	1,200,000	12/20/23	–	(2,778)
Hong Kong Dollar	SCBL	Sell	4,675,738	600,000	12/20/23	1,391	–
Japanese Yen	CITI	Buy	278,764,500	2,000,000	12/20/23	–	(49,009)
Japanese Yen	DBAB	Sell	835,797,760	6,179,733	12/20/23	330,228	–
Japanese Yen	GSCO	Buy	139,323,000	1,000,000	12/20/23	–	(24,919)
Japanese Yen	UBSW	Buy	139,181,300	1,000,000	12/20/23	–	(25,911)
Japanese Yen	WFSI	Buy	278,528,960	2,000,000	12/20/23	–	(50,657)
Chinese Yuan	BNPP	Buy	3,411,173	500,000	12/21/23	–	(27,904)
Chinese Yuan	BNPP	Sell	20,611,080	3,000,000	12/21/23	147,489	–
Chinese Yuan	CITI	Buy	20,803,502	3,050,690	12/21/23	–	(171,548)
Chinese Yuan	DBAB	Buy	3,411,340	500,000	12/21/23	–	(27,881)
Chinese Yuan	DBAB	Sell	20,622,720	3,000,000	12/21/23	145,878	–
Chinese Yuan	HSBC	Buy	6,804,785	1,000,000	12/21/23	–	(58,238)
Chinese Yuan	NOMU	Buy	6,803,000	1,000,000	12/21/23	–	(58,485)
Hong Kong Dollar	HSBC	Sell	20,810,278	2,668,750	12/22/23	4,411	–
Hong Kong Dollar	JPHQ	Buy	4,662,600	600,000	12/22/23	–	(3,047)
Hong Kong Dollar	JPHQ	Sell	9,351,063	1,200,000	12/22/23	2,783	–
Hong Kong Dollar	SCBL	Buy	4,675,540	600,000	12/22/23	–	(1,391)
Singapore Dollar	ANZB	Buy	1,594,200	1,200,000	1/10/24	–	(12,764)
Singapore Dollar	ANZB	Sell	2,632,800	2,000,000	1/10/24	39,295	–
Singapore Dollar	BNPP	Buy	2,367,792	1,800,000	1/10/24	–	(36,652)
Singapore Dollar	BOFA	Sell	2,633,600	2,000,000	1/10/24	38,699	–
Singapore Dollar	GSCO	Sell	2,632,600	2,000,000	1/10/24	39,444	–
Singapore Dollar	JPHQ	Buy	2,367,684	1,800,000	1/10/24	–	(36,733)
Singapore Dollar	RBS	Sell	24,816	18,707	1/10/24	226	–
Singapore Dollar	SSBT	Buy	1,594,140	1,200,000	1/10/24	–	(12,808)
Singapore Dollar	BNPP	Sell	9,693,652	7,400,000	1/22/24	176,296	–
Singapore Dollar	GSCO	Buy	2,675,236	2,000,000	1/22/24	–	(6,416)
Singapore Dollar	GSCO	Sell	299,391	222,625	1/22/24	–	(481)
Singapore Dollar	HSBC	Buy	3,208,690	2,400,000	1/22/24	–	(8,886)
Singapore Dollar	HSBC	Sell	1,834,476	1,400,000	1/22/24	32,949	–
Singapore Dollar	JPHQ	Buy	4,861,143	3,640,000	1/22/24	–	(17,478)
Singapore Dollar	MSCO	Buy	1,657,235	1,240,000	1/22/24	–	(5,030)
Singapore Dollar	SCGN	Buy	1,494,932	1,120,000	1/22/24	–	(5,977)
Singapore Dollar	SCGN	Sell	1,835,487	1,400,000	1/22/24	32,196	–
Singapore Dollar	SSBT	Sell	1,834,364	1,400,000	1/22/24	33,033	–
Singapore Dollar	UBSW	Buy	1,600,134	1,200,000	1/22/24	–	(7,581)
Chinese Yuan	BNPP	Buy	2,012,527	290,440	2/07/24	–	(10,858)
Chinese Yuan	CITI	Sell	817,040	117,890	2/07/24	4,386	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Chinese Yuan	DBAB	Sell	3,208,013	480,000	2/07/24	$34,340	$–
Chinese Yuan	JPHQ	Buy	2,012,527	290,436	2/07/24	–	(10,854)
Chinese Yuan	ANZB	Sell	7,000,000	1,036,607	3/04/24	62,172	–
Chinese Yuan	BNPP	Sell	18,000,000	2,668,770	3/04/24	163,079	–
Chinese Yuan	BOFA	Buy	40,000,000	5,937,361	3/04/24	–	(369,159)
Chinese Yuan	CASI	Sell	11,000,000	1,630,572	3/04/24	99,316	–
Chinese Yuan	DBAB	Buy	40,000,000	5,943,592	3/04/24	–	(375,390)
Chinese Yuan	DBAB	Sell	11,000,000	1,631,796	3/04/24	100,540	–
Chinese Yuan	HSBC	Sell	11,000,000	1,631,722	3/04/24	100,466	–
Chinese Yuan	NOMU	Sell	11,000,000	1,633,526	3/04/24	102,270	–
Chinese Yuan	SSBT	Sell	11,000,000	1,633,696	3/04/24	102,440	–
Singapore Dollar	BNPP	Buy	3,606,975	2,752,040	3/13/24	–	(56,941)
Singapore Dollar	BNPP	Sell	4,500,000	3,388,238	3/13/24	25,879	–
Singapore Dollar	GSCO	Sell	1,500,000	1,132,931	3/13/24	12,145	–
Singapore Dollar	HSBC	Sell	6,000,000	4,532,201	3/13/24	49,055	–
Singapore Dollar	MSCO	Sell	1,500,000	1,132,375	3/13/24	11,589	–
Singapore Dollar	SSBT	Buy	750,000	572,129	3/13/24	–	(11,736)
Chinese Yuan	ANZB	Buy	6,617,500	1,000,000	3/15/24	–	(78,011)
Chinese Yuan	BNPP	Sell	3,401,173	500,000	3/15/24	26,129	–
Chinese Yuan	BZWS	Buy	6,620,910	1,000,000	3/15/24	–	(77,536)
Chinese Yuan	CITI	Buy	510,788	72,748	3/15/24	–	(1,582)
Chinese Yuan	DBAB	Buy	6,618,100	1,000,000	3/15/24	–	(77,927)
Chinese Yuan	DBAB	Sell	3,401,340	500,000	3/15/24	26,105	–
Chinese Yuan	HSBC	Sell	6,782,785	1,000,000	3/15/24	54,983	–
Chinese Yuan	NOMU	Sell	6,782,000	1,000,000	3/15/24	55,092	–
Indian Rupee	BNPP	Buy	42,179,250	500,000	3/15/24	5,385	–
Indian Rupee	CASI	Buy	42,215,000	500,000	3/15/24	5,813	–
Indian Rupee	CASI	Sell	84,060,000	1,000,000	3/15/24	–	(7,194)
Indian Rupee	GSCO	Buy	41,927,500	500,000	3/15/24	2,369	–
Indian Rupee	MSCO	Sell	42,155,000	500,000	3/15/24	–	(5,095)
South Korean Won	ANZB	Sell	2,337,120,000	1,800,000	3/15/24	9,689	–
South Korean Won	BNPP	Buy	1,815,285,000	1,500,000	3/15/24	–	(109,432)
South Korean Won	BNPP	Sell	1,807,969,240	1,400,000	3/15/24	15,036	–
South Korean Won	BZWS	Sell	1,912,755,000	1,500,000	3/15/24	34,767	–
South Korean Won	CITI	Buy	15,268,499,260	12,497,211	3/15/24	–	(801,038)
South Korean Won	CITI	Sell	12,639,530,000	9,900,000	3/15/24	217,703	–
South Korean Won	GSCO	Sell	93,922,120	72,461	3/15/24	514	–
South Korean Won	JPHQ	Buy	1,826,925,000	1,500,000	3/15/24	–	(100,515)
South Korean Won	NOMU	Buy	1,816,200,000	1,500,000	3/15/24	–	(108,731)
South Korean Won	SCGN	Sell	1,293,362,900	1,000,000	3/15/24	9,241	–
South Korean Won	SSBT	Sell	2,337,930,000	1,800,000	3/15/24	9,068	–
South Korean Won	UBSW	Buy	1,695,680,000	1,400,000	3/15/24	–	(101,053)
Singapore Dollar	BNPP	Buy	3,600,000	2,743,212	3/20/24	–	(52,384)
Singapore Dollar	BNPP	Sell	4,200,000	3,167,094	3/20/24	27,794	–
Singapore Dollar	GSCO	Buy	1,500,000	1,144,365	3/20/24	–	(23,186)
Singapore Dollar	HSBC	Buy	3,600,000	2,745,591	3/20/24	–	(54,763)
Singapore Dollar	HSBC	Sell	2,250,000	1,687,846	3/20/24	6,078	–
Singapore Dollar	NOMU	Sell	2,250,000	1,687,669	3/20/24	5,901	–
Chinese Yuan	CITI	Buy	14,400,000	2,073,285	3/21/24	–	(66,044)
Chinese Yuan	CITI	Sell	7,200,000	1,039,261	3/21/24	35,640	–
Chinese Yuan	DBAB	Sell	12,000,000	1,775,001	3/21/24	102,300	–
Chinese Yuan	GSCO	Sell	12,000,000	1,775,805	3/21/24	103,104	–
Chinese Yuan	HSBC	Buy	28,800,000	4,145,864	3/21/24	–	(131,382)
Chinese Yuan	SSBT	Sell	12,000,000	1,773,574	3/21/24	100,873	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Hong Kong Dollar	ANZB	Sell	16,346,610	2,100,000	3/21/24	$3,405	$–
Hong Kong Dollar	BZWS	Sell	16,325,820	2,100,000	3/21/24	6,071	–
Hong Kong Dollar	DBAB	Sell	16,326,786	2,100,000	3/21/24	5,947	–
Hong Kong Dollar	GSCO	Sell	16,347,030	2,100,000	3/21/24	3,351	–
Hong Kong Dollar	HSBC	Buy	32,601,895	4,200,000	3/21/24	–	(18,523)
Hong Kong Dollar	JPHQ	Buy	16,299,990	2,100,000	3/21/24	–	(9,384)
Hong Kong Dollar	NOMU	Sell	15,412,716	1,980,000	3/21/24	3,185	–
Hong Kong Dollar	SCBL	Buy	23,277,660	3,000,000	3/21/24	–	(14,437)
Hong Kong Dollar	SCBL	Sell	16,327,340	2,100,000	3/21/24	5,876	–
Hong Kong Dollar	SSBT	Buy	24,676,482	3,180,000	3/21/24	–	(15,026)
Chinese Yuan	BNPP	Sell	12,000,000	1,786,631	4/18/24	110,239	–
Chinese Yuan	BZWS	Buy	19,080,000	2,724,080	4/18/24	–	(58,617)
Chinese Yuan	CASI	Sell	31,080,000	4,511,341	4/18/24	169,486	–
Chinese Yuan	CITI	Buy	19,440,000	2,775,596	4/18/24	–	(59,842)
Chinese Yuan	CITI	Sell	9,600,000	1,388,728	4/18/24	47,615	–
Chinese Yuan	JPHQ	Buy	19,080,000	2,724,274	4/18/24	–	(58,811)
Chinese Yuan	SCBL	Buy	19,080,000	2,723,835	4/18/24	–	(58,372)
Chinese Yuan	SCBL	Sell	12,000,000	1,786,834	4/18/24	110,442	–
Chinese Yuan	SSBT	Sell	12,000,000	1,786,831	4/18/24	110,439	–
Hong Kong Dollar	BNPP	Sell	4,275,684	550,000	5/22/24	1,113	–
Hong Kong Dollar	JPHQ	Buy	5,440,868	700,000	5/22/24	–	(1,534)
Hong Kong Dollar	SCBL	Buy	5,440,657	700,000	5/22/24	–	(1,561)
Hong Kong Dollar	SCBL	Sell	4,116,696	530,000	5/22/24	1,523	–
Hong Kong Dollar	SCGN	Buy	5,440,400	700,000	5/22/24	–	(1,594)
Hong Kong Dollar	SCGN	Sell	4,275,920	550,000	5/22/24	1,083	–
Hong Kong Dollar	SSBT	Sell	3,883,750	500,000	5/22/24	1,427	–
Hong Kong Dollar	DBAB	Buy	13,993,200	1,800,000	5/30/24	–	(3,428)
Hong Kong Dollar	DBAB	Sell	13,988,160	1,800,000	5/30/24	4,075	–
Hong Kong Dollar	HSBC	Buy	13,993,074	1,800,000	5/30/24	–	(3,444)
Hong Kong Dollar	NOMU	Sell	13,990,500	1,800,000	5/30/24	3,775	–
Hong Kong Dollar	SCBL	Buy	13,992,840	1,800,000	5/30/24	–	(3,474)
Hong Kong Dollar	SCGN	Sell	13,988,160	1,800,000	5/30/24	4,075	–
Singapore Dollar	CITI	Sell	2,100,000	1,582,636	6/10/24	6,556	–
Singapore Dollar	NOMU	Sell	2,100,000	1,582,338	6/10/24	6,258	–
Singapore Dollar	DBAB	Sell	2,100,000	1,581,787	6/12/24	5,550	–
Singapore Dollar	UBSW	Sell	2,100,000	1,582,657	6/12/24	6,420	–
Japanese Yen	BOFA	Sell	24,002,770	177,212	6/20/24	4,198	–
Japanese Yen	CITI	Sell	270,762,200	2,000,000	6/20/24	48,325	–
Japanese Yen	DBAB	Buy	835,797,760	6,360,229	6/20/24	–	(335,734)
Japanese Yen	GSCO	Sell	135,323,600	1,000,000	6/20/24	24,577	–
Japanese Yen	UBSW	Sell	135,181,000	1,000,000	6/20/24	25,605	–
Japanese Yen	WFSI	Sell	270,528,190	2,000,000	6/20/24	50,012	–
Singapore Dollar	BOFA	Sell	3,300,000	2,493,389	6/20/24	15,459	–
South Korean Won	BNPP	Sell	1,532,640,000	1,200,000	6/21/24	18,707	–
South Korean Won	BZWS	Buy	171,285,880	132,836	6/21/24	–	(816)
South Korean Won	BZWS	Sell	5,090,765,880	4,000,000	6/21/24	81,336	(5,080)
South Korean Won	CITI	Buy	13,136,320,000	10,400,000	6/21/24	–	(275,090)
South Korean Won	CITI	Sell	1,532,760,000	1,200,000	6/21/24	18,614	–
South Korean Won	JPHQ	Sell	5,151,440,000	4,000,000	6/21/24	36,320	(6,828)
Singapore Dollar	ANZB	Sell	3,300,000	2,497,824	6/24/24	19,401	–
Singapore Dollar	BOFA	Sell	4,200,000	3,173,404	6/24/24	19,048	–
Chinese Yuan	BNPP	Buy	6,000,000	853,019	6/26/24	–	(10,407)
Chinese Yuan	DBAB	Buy	12,000,000	1,706,440	6/26/24	–	(21,216)
Chinese Yuan	NOMU	Buy	6,000,000	853,109	6/26/24	–	(10,497)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Chinese Yuan	NOMU	Sell	8,000,000	1,133,835	6/26/24	$10,352	$–
Chinese Yuan	SCBL	Sell	8,000,000	1,133,822	6/26/24	10,339	–
Chinese Yuan	WFSI	Sell	8,000,000	1,133,931	6/26/24	10,448	–
Singapore Dollar	BNPP	Sell	3,300,000	2,497,635	6/26/24	18,966	–
Singapore Dollar	MSCO	Sell	3,300,000	2,484,566	6/26/24	5,897	–
Hong Kong Dollar	BOFA	Sell	11,964,120	1,540,000	7/17/24	2,871	–
Hong Kong Dollar	DBAB	Sell	2,719,812	350,000	7/17/24	564	–
Hong Kong Dollar	HSBC	Sell	2,719,640	350,000	7/17/24	586	–
Hong Kong Dollar	SCGN	Sell	3,261,762	420,000	7/17/24	935	–
Indian Rupee	BZWS	Buy	16,720,300	200,000	8/01/24	–	(1,125)
Indian Rupee	BZWS	Sell	16,941,400	200,000	8/01/24	–	(1,505)
Indian Rupee	JPHQ	Buy	221,100	2,644	8/01/24	–	(14)
Chinese Yuan	BNPP	Buy	5,686,128	800,000	8/28/24	2,159	–
Chinese Yuan	CASI	Buy	5,686,880	800,000	8/28/24	2,265	–
Chinese Yuan	CASI	Sell	4,253,286	600,000	8/28/24	–	(24)
Chinese Yuan	GSCO	Sell	4,253,484	600,000	8/28/24	–	(51)
Chinese Yuan	JPHQ	Sell	4,251,360	600,000	8/28/24	248	–
Chinese Yuan	UBSW	Buy	5,687,696	800,000	8/28/24	2,380	–
Chinese Yuan	UBSW	Sell	4,302,564	606,893	8/28/24	–	(82)
Philippine Peso	CITI	Buy	32,274,950	569,957	9/20/24	–	(3,432)
Philippine Peso	DBAB	Buy	84,355,050	1,500,000	9/20/24	–	(19,308)
Philippine Peso	DBAB	Sell	58,320,000	1,000,000	9/20/24	–	(23,697)
Philippine Peso	JPHQ	Sell	58,310,000	1,000,000	9/20/24	–	(23,521)
Euro	JPHQ	Sell	2,900,000	3,396,074	3/31/25	166,432	–

Total Forward Exchange Contracts						$7,673,757	$(8,169,650)

Net unrealized appreciation (depreciation)						$(495,893)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At August 31, 2023, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name

Transocean Inc.	(1.00)%	Quarterly		12/20/27	293,000		$35,352	$91,315	$(55,963)
Traded Index
CDX.NA.HY.40	(5.00)%	Quarterly		6/20/28	8,120,000		(229,411)	(198,940)	(30,471)
CDX.NA.HY.40	(5.00)%	Quarterly		6/20/28	1,550,000		(43,792)	(32,876)	(10,916)
CDX.NA.HY.40	(5.00)%	Quarterly		6/20/28	3,921,000		(110,779)	(3,137)	(107,642)
CDX.NA.HY.40	(5.00)%	Quarterly		6/20/28	2,449,000		(69,191)	(735)	(68,456)

Contracts to Sell Protection[c,d]

Traded Index
[e]CDX.NA.HY.40	5.00%	Quarterly		6/20/28	3,000,000		84,758	46,800	37,958	Non-Investment
										Grade
[e]CDX.NA.IG.40	1.00%	Quarterly		6/20/28	18,000,000		278,842	221,210	57,632	Investment
										Grade
[e]ITRX.EUR.XOVER.39	5.00%	Quarterly		6/20/28	9,000,000	EUR	392,211	333,362	58,849	Sub-Investment
										Grade
[e]ITRX.EUR.39	1.00%	Quarterly		6/20/28	23,000,000	EUR	323,825	243,311	80,514	Investment
										Grade

Total Centrally Cleared Swap Contracts							$661,815	$700,310	$(38,495)

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	27,000	EUR	(1,557)	2,449	(4,006)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	38,000	EUR	(2,191)	3,372	(5,563)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	70,000	EUR	(4,036)	4,524	(8,560)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	80,000	EUR	(18,434)	6,751	(25,185)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	132,000	EUR	(7,610)	8,971	(16,581)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/24	200,000	EUR	(8,768)	2,000	(10,768)
Air France-KLM	(5.00)%	Quarterly	MSCO	6/20/24	100,000	EUR	(4,384)	1,254	(5,638)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	27,000		(558)	178	(736)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	111,000		(2,292)	858	(3,150)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	143,000		(3,649)	2,394	(6,043)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	286,000		(7,299)	9,610	(16,909)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	178,000		(4,543)	10,195	(14,738)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	18,000		(288)	466	(754)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	127,000		(2,029)	5,013	(7,042)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	78,000		(1,246)	6,893	(8,139)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/25	72,000		(521)	6,250	(6,771)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/25	288,000		(2,082)	23,730	(25,812)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/27	144,000		8,375	16,902	(8,527)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	216,000		(4,461)	1,103	(5,564)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	66,000		(1,363)	1,173	(2,536)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	155,000		(3,201)	2,017	(5,218)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	483,000		(9,974)	2,187	(12,161)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/24	41,000		(1,046)	1,725	(2,771)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/24	189,000		(4,823)	8,731	(13,554)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/24	70,000		(1,118)	6,495	(7,613)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/24	339,000		(5,415)	17,374	(22,789)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	134,000		(4,610)	(1,812)	(2,798)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	62,000		(2,133)	541	(2,674)
Assicurazioni Generali SpA	(1.00)%	Quarterly	BNPP	6/20/28	144,000	EUR	2,879	6,545	(3,666)
Bank of China	(1.00)%	Quarterly	GSCO	6/20/26	288,000		(3,267)	(3,990)	723
Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	217,000		(902)	(3,049)	2,147

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value		Upfront Payments (Receipts)		Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	216,000		$(898	) $	(183	) $	(715)
Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	145,000		(603)		–		(603)
Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	362,000		(1,504)		152		(1,656)
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(1,633)		(1,051)		(582)
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(1,633)		(1,014)		(619)
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/28	145,000		(603)		424		(1,027)
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/28	217,000		(902)		815		(1,717)
Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	72,000		(817)		(656)		(161)
Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	72,000		(817)		(599)		(218)
BMW AG	(1.00)%	Quarterly	JPHQ	6/20/28	434,000	EUR	(8,626)		(8,581)		(45)
BMW AG	(1.00)%	Quarterly	JPHQ	6/20/28	145,000	EUR	(2,882)		(2,838)		(44)
BMW AG	(1.00)%	Quarterly	JPHQ	6/20/28	145,000	EUR	(2,882)		(2,789)		(93)
BMW AG	(1.00)%	Quarterly	JPHQ	6/20/28	145,000	EUR	(2,882)		(2,786)		(96)
BMW AG	(1.00)%	Quarterly	MSCS	6/20/28	579,000	EUR	(11,509)		(6,506)		(5,003)
Boparan Finance PLC	(5.00)%	Quarterly	JPHQ	6/20/24	72,000	EUR	4,995		9,785		(4,790)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/27	66,000		6,133		10,227		(4,094)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/27	66,000		6,133		17,357		(11,224)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/27	238,000		22,117		62,410		(40,293)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/27	462,000		42,933		98,721		(55,788)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	26,000	EUR	102		629		(527)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	28,000	EUR	109		669		(560)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	26,000	EUR	102		746		(644)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	26,000	EUR	102		783		(681)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	52,000	EUR	203		1,464		(1,261)
Ceconomy AG	(1.00)%	Quarterly	MSCO	6/20/24	45,000	EUR	1,203		3,059		(1,856)
China Construction	(1.00)%	Quarterly	GSCO	6/20/28	434,000		(1,864)		(6,098)		4,234
China Construction	(1.00)%	Quarterly	GSCO	6/20/28	217,000		(932)		(368)		(564)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	288,000		(3,279)		(3,990)		711
China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	216,000		(2,459)		(1,520)		(939)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	216,000		(2,459)		(1,518)		(941)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/28	362,000		(1,555)		(3,925)		2,370
China Construction	(1.00)%	Quarterly	JPHQ	6/20/28	289,000		(1,241)		(122)		(1,119)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/28	145,000		(623)		(61)		(562)
Continental AG	(1.00)%	Quarterly	JPHQ	6/20/28	107,000	EUR	983		1,005		(22)
Continental AG	(1.00)%	Quarterly	JPHQ	6/20/28	127,000	EUR	1,167		1,017		150
Continental AG	(1.00)%	Quarterly	JPHQ	6/20/28	146,000	EUR	1,341		2,206		(865)
Continental AG	(1.00)%	Quarterly	JPHQ	6/20/28	292,000	EUR	2,683		3,133		(450)
Continental AG	(1.00)%	Quarterly	JPHQ	6/20/28	610,000	EUR	5,604		6,757		(1,153)
Continental AG	(1.00)%	Quarterly	MSCS	6/20/28	146,000	EUR	1,341		2,381		(1,040)
Daimler Truck Holding AG	(1.00)%	Quarterly	BOFA	6/20/28	292,000	EUR	(5,865)		(4,462)		(1,403)
Daimler Truck Holding AG	(1.00)%	Quarterly	JPHQ	6/20/28	584,000	EUR	(11,730)		(11,404)		(326)
Daimler Truck Holding AG	(1.00)%	Quarterly	JPHQ	6/20/28	292,000	EUR	(5,865)		(3,383)		(2,482)
Daimler Truck Holding AG	(1.00)%	Quarterly	JPHQ	6/20/28	146,000	EUR	(2,932)		(2,266)		(666)
Daimler Truck Holding AG	(1.00)%	Quarterly	MSCS	6/20/28	146,000	EUR	(2,932)		(2,132)		(800)
Deutsche Bank AG	(1.00)%	Quarterly	BNPP	6/20/28	287,000	EUR	429		7,246		(6,817)
Ford Motor Co.	(5.00)%	Quarterly	CITI	6/20/28	438,000		(44,417)		(27,806)		(16,611)
Ford Motor Co.	(5.00)%	Quarterly	CITI	6/20/28	190,000		(20,996)		(13,379)		(7,617)
Ford Motor Co.	(5.00)%	Quarterly	CITI	6/20/28	102,000		(11,272)		(7,106)		(4,166)
Ford Motor Co.	(5.00)%	Quarterly	MSCS	6/20/28	364,000		(36,912)		(34,485)		(2,427)
Ford Motor Co.	(5.00)%	Quarterly	MSCS	6/20/28	292,000		(29,611)		(26,170)		(3,441)
Ford Motor Co.	(5.00)%	Quarterly	MSCS	6/20/28	72,000		(7,301)		(6,367)		(934)
Government of Argentina	(5.00)%	Quarterly	BZWS	12/20/26	696,000		416,392		254,888		161,504
Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	195,000		116,662		114,212		2,450
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	253,000		151,361		91,176		60,185
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	842,000		503,738		303,154		200,584
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/27	1,120,000		708,335		591,622		116,713
Government of Argentina	(5.00)%	Quarterly	JPHQ	12/20/26	253,000		151,361		91,090		60,271
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/24	314,000		27,148		15,633		11,515

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/24	610,000		$52,740	$48,928	$3,812
Government of Egypt	(1.00)%	Quarterly	BZWS	12/20/24	713,000		111,106	55,049	56,057
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/26	306,000		95,576	104,346	(8,770)
Government of Egypt	(1.00)%	Quarterly	CITI	12/20/24	375,000		58,436	60,370	(1,934)
Government of Egypt	(1.00)%	Quarterly	CITI	12/20/25	680,000		181,895	146,347	35,548
Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	365,000		114,004	137,787	(23,783)
Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	625,000		195,212	195,787	(575)
Government of Egypt	(1.00)%	Quarterly	CITI	12/20/27	680,000		261,729	211,086	50,643
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	132,000		(1,109)	499	(1,608)
Government of Italy	(1.00)%	Quarterly	JPHQ	6/20/24	218,000		(1,832)	383	(2,215)
Government of South Africa	(1.00)%	Quarterly	BZWS	12/20/24	1,220,000		(985)	14,441	(15,426)
Government of South Africa	(1.00)%	Quarterly	GSCO	6/20/24	1,220,000		(4,651)	7,615	(12,266)
HSBC Holdings PLC	(1.00)%	Quarterly	JPHQ	6/20/28	144,000	EUR	1,028	2,154	(1,126)
HSBC Holdings PLC	(1.00)%	Quarterly	JPHQ	6/20/28	288,000	EUR	2,057	5,371	(3,314)
Iceland Bondco	(5.00)%	Quarterly	GSCO	6/20/25	36,000	EUR	(1,940)	3,630	(5,570)
Iceland Bondco	(5.00)%	Quarterly	JPHQ	6/20/25	24,000	EUR	(1,293)	605	(1,898)
Industrial and Commercial
Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	363,000		(1,770)	(3,858)	2,088
Industrial and Commercial
Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	580,000		(2,828)	(615)	(2,213)
Industrial and Commercial
Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	218,000		(1,063)	(370)	(693)
Industrial and Commercial
Bank of China	(1.00)%	Quarterly	GSCO	6/20/28	145,000		(707)	–	(707)
Industrial and Commercial
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(1,708)	(975)	(733)
Industrial and Commercial
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/28	145,000		(707)	605	(1,312)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	144,000		(1,708)	(1,123)	(585)
Intesa Sanpaolo SpA	(1.00)%	Quarterly	GSCO	6/20/28	17,000	EUR	825	1,146	(321)
Intesa Sanpaolo SpA	(1.00)%	Quarterly	GSCO	6/20/28	70,000	EUR	3,397	4,717	(1,320)
Intesa Sanpaolo SpA	(1.00)%	Quarterly	MSCS	6/20/28	73,000	EUR	3,542	5,012	(1,470)
Intesa Sanpaolo SpA	(1.00)%	Quarterly	MSCS	6/20/28	73,000	EUR	3,542	5,033	(1,491)
Intesa Sanpaolo SpA	(1.00)%	Quarterly	MSCS	6/20/28	146,000	EUR	7,084	10,066	(2,982)
Intrum AB	(5.00)%	Quarterly	JPHQ	6/20/28	72,000	EUR	14,712	11,279	3,433
Intrum AB	(5.00)%	Quarterly	JPHQ	6/20/28	73,000	EUR	14,917	12,440	2,477
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	6/20/28	187,961,000	JPY	(35,255)	(17,026)	(18,229)
JFE Holdings Inc.	(1.00)%	Quarterly	JPHQ	6/20/28	14,294,000	JPY	(2,681)	(2,556)	(125)
JFE Holdings Inc.	(1.00)%	Quarterly	JPHQ	6/20/28	14,294,000	JPY	(2,681)	(2,548)	(133)
JFE Holdings Inc.	(1.00)%	Quarterly	JPHQ	6/20/28	14,294,000	JPY	(2,681)	(2,482)	(199)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/28	36,000		1,706	2,756	(1,050)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/28	93,000		4,406	7,564	(3,158)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/28	115,000		5,448	9,685	(4,237)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	6/20/28	166,681,000	JPY	(31,447)	(19,381)	(12,066)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	JPHQ	6/20/28	14,307,000	JPY	(2,699)	(2,994)	295
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	JPHQ	6/20/28	7,867,000	JPY	(1,484)	(1,597)	113
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	MSCS	6/20/28	9,615,000	JPY	(1,814)	(1,793)	(21)
Kobe Steel Ltd.	(1.00)%	Quarterly	GSCO	6/20/28	181,198,000	JPY	(21,518)	38,026	(59,544)
Kohl’s Corp.	(1.00)%	Quarterly	JPHQ	12/20/24	171,000		930	4,114	(3,184)
Lanxess AG	(1.00)%	Quarterly	BOFA	6/20/28	286,000	EUR	8,407	11,818	(3,411)
Lanxess AG	(1.00)%	Quarterly	GSCO	6/20/28	868,000	EUR	25,516	19,816	5,700

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Lanxess AG	(1.00)%	Quarterly	JPHQ	6/20/28	289,000	EUR	$8,496	$11,945	$(3,449)
Lincoln National Corp.	(1.00)%	Quarterly	BZWS	6/20/25	72,000		507	1,042	(535)
Lincoln National Corp.	(1.00)%	Quarterly	BZWS	6/20/25	72,000		507	1,042	(535)
Lincoln National Corp.	(1.00)%	Quarterly	GSCO	6/20/25	71,000		500	1,017	(517)
Lincoln National Corp.	(1.00)%	Quarterly	GSCO	6/20/25	135,000		951	2,002	(1,051)
Lincoln National Corp.	(1.00)%	Quarterly	GSCO	6/20/25	141,000		993	2,115	(1,122)
Lincoln National Corp.	(1.00)%	Quarterly	GSCO	6/20/25	353,000		2,487	5,362	(2,875)
Lincoln National Corp.	(1.00)%	Quarterly	GSCO	6/20/25	360,000		2,536	5,516	(2,980)
Lincoln National Corp.	(1.00)%	Quarterly	GSCO	6/20/25	353,000		2,487	5,535	(3,048)
Lloyds Bank	(1.00)%	Quarterly	CITI	6/20/28	290,000	EUR	5,496	7,569	(2,073)
Marks & Spencer Group PLC	(1.00)%	Quarterly	CITI	6/20/28	434,000	EUR	9,895	18,366	(8,471)
Marks & Spencer Group PLC	(1.00)%	Quarterly	JPHQ	6/20/28	145,000	EUR	3,306	4,965	(1,659)
MetLife Inc.	(1.00)%	Quarterly	BNPP	6/20/28	302,000		(2,592)	3,172	(5,764)
MetLife Inc.	(1.00)%	Quarterly	BZWS	6/20/28	1,095,000		(9,397)	(3,692)	(5,705)
MetLife Inc.	(1.00)%	Quarterly	BZWS	6/20/28	270,000		(2,317)	2,836	(5,153)
MetLife Inc.	(1.00)%	Quarterly	BZWS	6/20/28	438,000		(3,759)	10,025	(13,784)
Mitsui OSK Lines	(1.00)%	Quarterly	CITI	6/20/28	57,834,000	JPY	(7,321)	(623)	(6,698)
Mitsui OSK Lines	(1.00)%	Quarterly	GSCO	6/20/28	137,356,000	JPY	(17,388)	(2,468)	(14,920)
Monitchem Holdco 3 SA	(5.00)%	Quarterly	GSCO	6/20/28	34,000	EUR	594	2,023	(1,429)
Monitchem Holdco 3 SA	(5.00)%	Quarterly	GSCO	6/20/28	36,000	EUR	629	2,133	(1,504)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	BZWS	6/20/28	14,477,000	JPY	1,674	1,629	45
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	CITI	6/20/25	14,608,000	JPY	(801)	1,901	(2,702)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	CITI	6/20/25	18,990,000	JPY	(1,041)	3,155	(4,196)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	CITI	6/20/28	14,477,000	JPY	1,674	11,247	(9,573)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	GSCO	6/20/28	202,942,000	JPY	(42,768)	(18,361)	(24,407)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	GSCO	6/20/28	6,723,000	JPY	777	756	21
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	JPHQ	6/20/24	14,491,000	JPY	(689)	755	(1,444)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	JPHQ	12/20/24	7,245,000	JPY	(371)	848	(1,219)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	JPHQ	6/20/28	47,050,000	JPY	5,440	37,927	(32,487)
Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	6/20/28	28,684,000	JPY	(6,045)	(5,508)	(537)
Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	6/20/28	28,684,000	JPY	(6,045)	(5,327)	(718)
Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	6/20/28	14,342,000	JPY	(3,022)	(2,754)	(268)
Nippon Steel Corp.	(1.00)%	Quarterly	CITI	6/20/28	24,134,000	JPY	(5,086)	(4,213)	(873)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	12/20/23	43,477,000	JPY	(135)	1,258	(1,393)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/24	43,477,000	JPY	2,672	6,064	(3,392)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	27,456,000	JPY	27,385	30,571	(3,186)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	12/20/23	14,492,000	JPY	(45)	541	(586)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/24	7,246,000	JPY	445	1,220	(775)
Saint-Gobain SA	(1.00)%	Quarterly	CITI	6/20/28	853,000	EUR	(18,133)	–	(18,133)
SES SA	(1.00)%	Quarterly	JPHQ	6/20/28	15,000	EUR	1	781	(780)
SES SA	(1.00)%	Quarterly	JPHQ	6/20/28	607,000	EUR	34	3,995	(3,961)
SES SA	(1.00)%	Quarterly	JPHQ	6/20/28	190,000	EUR	11	10,057	(10,046)
SES SA	(1.00)%	Quarterly	JPHQ	6/20/28	253,000	EUR	14	13,275	(13,261)
SES SA	(1.00)%	Quarterly	MSCS	6/20/28	114,000	EUR	6	6,334	(6,328)
SES SA	(1.00)%	Quarterly	MSCS	6/20/28	133,000	EUR	8	7,109	(7,101)
Societe Generale SA	(1.00)%	Quarterly	BZWS	12/20/23	700,000	EUR	(3,017)	1,031	(4,048)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/28	29,008,000	JPY	11,317	18,529	(7,212)
Softbank Group Corp.	(1.00)%	Quarterly	GSCO	6/20/28	62,367,000	JPY	24,331	38,346	(14,015)
Stellantis NV	(5.00)%	Quarterly	BZWS	6/20/28	434,000	EUR	(76,567)	(68,216)	(8,351)
Stellantis NV	(5.00)%	Quarterly	JPHQ	6/20/28	257,000	EUR	(45,340)	(44,334)	(1,006)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Stellantis NV	(5.00)%	Quarterly	MSCS	6/20/28	381,000	EUR	$(67,217)	$(66,060)	$(1,157)
Stellantis NV	(5.00)%	Quarterly	MSCS	6/20/28	145,000	EUR	(25,581)	(25,389)	(192)
Stellantis NV	(5.00)%	Quarterly	MSCS	6/20/28	145,000	EUR	(25,581)	(23,345)	(2,236)
Stena AB	(5.00)%	Quarterly	BZWS	6/20/24	71,000	EUR	(3,296)	(863)	(2,433)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	15,000	EUR	(696)	61	(757)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	22,000	EUR	(1,021)	89	(1,110)
Stena AB	(5.00)%	Quarterly	GSCO	12/20/24	273,000	EUR	(16,633)	(7,502)	(9,131)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/27	14,000	EUR	(1,211)	(23)	(1,188)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	29,000	EUR	(2,508)	232	(2,740)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	29,000	EUR	(2,508)	278	(2,786)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	28,000	EUR	(2,422)	523	(2,945)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	142,000	EUR	(12,281)	702	(12,983)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	157,000	EUR	(13,579)	1,004	(14,583)
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	71,000	EUR	(6,141)	3,705	(9,846)
TDC A/S	(1.00)%	Quarterly	BNPP	6/20/27	212,000	EUR	(2,841)	9,213	(12,054)
Telecom Italia	(1.00)%	Quarterly	BOFA	6/20/28	72,000	EUR	6,565	8,897	(2,332)
Telecom Italia	(1.00)%	Quarterly	CITI	6/20/28	71,000	EUR	6,474	7,213	(739)
Telecom Italia	(1.00)%	Quarterly	GSCO	6/20/28	9,000	EUR	821	1,177	(356)
Telecom Italia	(1.00)%	Quarterly	GSCO	6/20/28	43,000	EUR	3,921	4,364	(443)
Telecom Italia	(1.00)%	Quarterly	GSCO	6/20/28	43,000	EUR	3,921	4,402	(481)
Telecom Italia	(1.00)%	Quarterly	GSCO	6/20/28	252,000	EUR	22,977	31,233	(8,256)
Tesco PLC	(1.00)%	Quarterly	CITI	6/20/28	92,000	EUR	(1,108)	(433)	(675)
Tesco PLC	(1.00)%	Quarterly	GSCO	6/20/28	72,000	EUR	(867)	(307)	(560)
Tesco PLC	(1.00)%	Quarterly	MSCS	6/20/28	198,000	EUR	(2,385)	(744)	(1,641)
Tesco PLC	(1.00)%	Quarterly	MSCS	6/20/28	144,000	EUR	(1,735)	(543)	(1,192)
ThyssenKrupp AG	(1.00)%	Quarterly	MSCS	12/20/28	108,000	EUR	6,836	7,426	(590)
ThyssenKrupp AG	(1.00)%	Quarterly	MSCS	12/20/28	108,000	EUR	6,836	7,428	(592)
Unibail-Rodamco-Westfield SE	(1.00)%	Quarterly	JPHQ	6/20/28	724,000	EUR	36,111	42,135	(6,024)
UniCredit SpA	(1.00)%	Quarterly	JPHQ	6/20/28	316,000	EUR	13,975	25,826	(11,851)
United Group BV	(5.00)%	Quarterly	MSCS	6/20/28	72,000	EUR	3,476	8,348	(4,872)
Volkswagen AG	(1.00)%	Quarterly	BNPP	6/20/28	28,000	EUR	193	450	(257)
Volkswagen AG	(1.00)%	Quarterly	BNPP	6/20/28	145,000	EUR	998	2,156	(1,158)
Volkswagen AG	(1.00)%	Quarterly	BNPP	6/20/28	145,000	EUR	998	2,296	(1,298)
Volkswagen AG	(1.00)%	Quarterly	BNPP	6/20/28	145,000	EUR	998	2,362	(1,364)
Volkswagen AG	(1.00)%	Quarterly	BNPP	6/20/28	290,000	EUR	1,995	4,754	(2,759)
Volkswagen AG	(1.00)%	Quarterly	JPHQ	6/20/28	313,000	EUR	2,153	2,481	(328)
Volkswagen AG	(1.00)%	Quarterly	JPHQ	6/20/28	438,000	EUR	3,013	3,371	(358)
Volkswagen AG	(1.00)%	Quarterly	JPHQ	6/20/28	624,000	EUR	4,293	5,841	(1,548)

Traded Index

ITRX.Asia.Ex-Japan.IG.39	(1.00)%	Quarterly	CITI	6/20/28	958,000		9,632	13,190	(3,558)

Total OTC Swap Contracts							$2,691,218	$2,945,649	$(254,431)

Total Credit Default Swap Contracts							$3,353,033	$3,645,959	$(292,926)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

eA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At August 31, 2023, the Fund had the following cross-currency swap contracts outstanding.

Cross-Currency Swap Contracts

Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts
Receive Floating rate Overnight SOFR	Semi-Annually	GSCO	6/15/24	3,100,860		$700
Pay Floating rate Overnight SIBCSORA + 0.09%				4,200,000	SGD
Receive Floating rate Overnight SOFR	Semi-Annually	GSCO	6/18/24	6,201,720		952
Pay Floating rate Overnight SIBCSORA + 0.07%				8,400,000	SGD
Receive Floating rate Overnight SOFR	Semi-Annually	GSCO	6/20/24	2,067,240		331
Pay Floating rate Overnight SIBCSORA + 0.08%				2,800,000	SGD
Receive Floating rate Overnight SOFR	Semi-Annually	GSCO	7/22/24	2,067,240		460
Pay Floating rate Overnight SIBCSORA + 0.10%				2,800,000	SGD
Receive Floating rate Overnight SOFR	Semi-Annually	GSCO	7/24/24	1,033,620		227
Pay Floating rate Overnight SIBCSORA + 0.10%				1,400,000	SGD
Receive Floating rate Overnight SOFR	Semi-Annually	GSCO	8/21/24	2,082,006		269
Pay Floating rate Overnight SIBCSORA + 0.09%				2,820,000	SGD
Receive Floating rate Overnight SOFR	Semi-Annually	GSCO	8/22/24	2,082,006		365
Pay Floating rate Overnight SIBCSORA + 0.10%				2,820,000	SGD

Total Cross-Currency Swap Contracts						$3,304

*In U.S. dollars unless otherwise indicated.

At August 31, 2023, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Fixed 3.71% Pay Floating 3-Month-KDR	Quarterly	9/15/23	7,873,140,000	KRW	$(302)
Receive Floating AONIA Pay Fixed rate 4.43%	Annually	10/04/23	98,000,000	AUD	(17,099)
Receive Fixed 4.16% Pay Floating 3-Month-KDR	Quarterly	10/26/23	8,210,000,000	KRW	3,692
Receive Floating 3-Month-KDR Pay Fixed rate 3.84%	Quarterly	10/26/23	8,210,000,000	KRW	(947)
Receive Fixed 2.96% Pay Floating rate 3-Month-BKBM	Quarterly	12/21/23	10,802,700	NZD	80,669
Receive Fixed 3.88% Pay Floating 3-Month-KDR	Quarterly	12/21/23	5,980,000,000	KRW	773
Receive Fixed 3.76% Pay Floating rate Overnight SIBCSORA	Semi-Annually	2/15/24	5,480,000	SGD	2,862
Receive Fixed 3.94% Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/13/24	1,450,000	SGD	6,399
Receive Fixed 5.43% Pay Floating rate Overnight SOFR	Annually	3/13/24	1,060,000		(133)
Receive Floating rate Overnight SOFR Pay Fixed rate 5.60%	Annually	3/13/24	1,040,000		(5,496)
Receive Fixed 3.65% Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/15/24	1,400,000	SGD	477
Receive Fixed 3.66% Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/15/24	1,500,000	SGD	217

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.97% Pay Floating rate Overnight SOFR	Annually	3/15/24	2,060,000		$(683)
Receive Fixed 5.90% Pay Floating MIBOR	Annually	3/15/24	117,000,000	INR	(3,542)
Receive Fixed 6.58% Pay Floating MIBOR	Annually	3/15/24	19,500,000	INR	(569)
Receive Fixed 6.93% Pay Floating MIBOR	Annually	3/15/24	265,760,000	INR	(2,556)
Receive Fixed 6.93% Pay Floating MIBOR	Annually	3/15/24	271,800,000	INR	(2,582)
Receive Fixed 6.96% Pay Floating MIBOR	Annually	3/15/24	264,250,000	INR	(1,884)
Receive Fixed 7.08% Pay Floating MIBOR	Annually	3/15/24	528,500,000	INR	834
Receive Fixed 7.36% Pay Floating MIBOR	Annually	3/15/24	38,190,000	INR	1,843
Receive Floating MIBOR Pay Fixed rate 6.58%	Annually	3/15/24	364,000,000	INR	14,826
Receive Fixed 3.43% Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/17/24	4,200,000	SGD	(6,325)
Receive Floating rate Overnight SOFR Pay Fixed rate 4.69%	Annually	3/17/24	3,060,000		20,042
Receive Fixed 3.18% Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/20/24	4,140,000	SGD	(13,716)
Receive Fixed rate 0.13% Pay Floating 3-Month-BBSW	Quarterly	3/20/24	127,700,000	AUD	13,796
Receive Fixed rate 0.14% Pay Floating 3-Month-BBSW	Quarterly	3/20/24	18,500,000	AUD	2,091
Receive Floating rate Overnight SOFR Pay Fixed rate 4.38%	Annually	3/20/24	3,084,000		29,749
Receive Fixed 3.12% Pay Floating rate Overnight SIBCSORA	Semi-Annually	3/22/24	4,110,000	SGD	(15,299)
Receive Floating rate Overnight SOFR Pay Fixed rate 4.13%	Annually	3/22/24	3,075,000		37,367
Receive Fixed 5.50% Pay Floating MIBOR	Semi-Annually	4/11/24	142,800,000	INR	2,667
Receive Floating MIBOR Pay Fixed rate 6.51%	Semi-Annually	4/11/24	391,680,000	INR	13,925
Receive Fixed 3.52% Pay Floating rate Overnight SIBCSORA	Semi-Annually	6/09/24	4,200,000	SGD	(2,380)
Receive Floating rate Overnight SOFR Pay Fixed rate 5.08%	Annually	6/09/24	3,096,000		10,269
Receive Fixed 3.60% Pay Floating rate Overnight SIBCSORA	Semi-Annually	6/12/24	4,140,000	SGD	137
Receive Floating rate Overnight SOFR Pay Fixed rate 5.15%	Annually	6/12/24	3,090,000		8,193
Receive Fixed 3.66% Pay Floating rate Overnight SIBCSORA	Semi-Annually	6/19/24	1,100,000	SGD	519
Receive Fixed 5.25% Pay Floating rate Overnight SOFR	Annually	6/20/24	180,000		(71)
Receive Floating rate Overnight SOFR Pay Fixed rate 5.25%	Annually	6/20/24	830,000		1,372
Receive Fixed 3.72% Pay Floating rate Overnight SIBCSORA	Semi-Annually	6/22/24	3,300,000	SGD	3,183
Receive Floating rate Overnight SOFR Pay Fixed rate 5.26%	Annually	6/22/24	2,475,000		3,946
Receive Fixed 3.72% Pay Floating rate Overnight SIBCSORA	Semi-Annually	6/23/24	4,200,000	SGD	3,892
Receive Floating rate Overnight SOFR Pay Fixed rate 5.27%	Annually	6/23/24	3,090,000		4,437
Receive Fixed 3.69% Pay Floating rate Overnight SIBCSORA	Semi-Annually	6/26/24	3,300,000	SGD	2,399
Receive Floating rate Overnight SOFR Pay Fixed rate 5.27%	Annually	6/26/24	2,490,000		3,590

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/ Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.81% Pay Floating rate Overnight SIBCSORA	Semi-Annually	7/12/24	3,300,000	SGD	$5,653
Receive Floating rate Overnight SOFR Pay Fixed rate 5.39%	Annually	7/12/24	2,490,000		575
Receive Fixed 3.81% Pay Floating 3-Month-KDR	Quarterly	8/17/24	4,600,000,000	KRW	(44)
Receive Fixed 3.84% Pay Floating 3-Month-KDR	Quarterly	8/24/24	4,740,000,000	KRW	1,244
Receive Floating 3-Month-KDR Pay Fixed rate 3.51%	Quarterly	8/25/24	9,452,000,000	KRW	13,954
Receive Fixed 5.83% Pay Floating rate 3-Month-BKBM	Semi-Annually	9/20/24	24,680,000	NZD	7,116
Receive Fixed 5.93% Pay Floating rate 3-Month-BKBM	Semi-Annually	9/20/24	14,060,000	NZD	7,464
Receive Fixed 9.47% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/22/24	82,400,000	MXN	(82,613)
Receive Fixed 7.74% Pay Floating rate 3-Month-JIBAR	Quarterly	10/25/24	49,768,689	ZAR	12,335
Receive Fixed 1.95% Pay Floating rate China 7-Day Repo	Quarterly	12/20/24	29,600,000	CNY	31
Receive Fixed 2.04% Pay Floating rate China 7-Day Repo	Quarterly	12/20/24	66,000,000	CNY	(311)
Receive Fixed 2.91% Pay Floating rate Overnight SIBCSORA	Semi-Annually	12/20/24	2,271,100	SGD	(8,481)
Receive Fixed 3.32% Pay Floating rate Overnight SIBCSORA	Semi-Annually	12/20/24	4,236,000	SGD	(3,368)
Receive Fixed 3.48% Pay Floating rate Overnight SIBCSORA	Semi-Annually	12/20/24	4,200,000	SGD	1,395
Receive Fixed 3.79% Pay Floating rate Overnight SIBCSORA	Semi-Annually	12/20/24	3,228,100	SGD	8,268
Receive Fixed 3.85% Pay Floating rate Overnight SIBCSORA	Semi-Annually	12/20/24	4,348,800	SGD	6,929
Receive Fixed rate 4.09% Pay Floating 3-Month-BBSW	Quarterly	3/20/25	7,140,000	AUD	(2,698)
Receive Fixed rate 4.45% Pay Floating 3-Month-BBSW	Quarterly	3/20/25	1,565,000	AUD	2,866
Receive Fixed rate 4.49% Pay Floating 3-Month-BBSW	Quarterly	3/20/25	1,565,000	AUD	3,252
Receive Fixed 5.31% Pay Floating rate 3-Month-BKBM	Semi-Annually	6/19/25	1,760,000	NZD	(196)
Receive Fixed 5.51% Pay Floating rate 3-Month-BKBM	Semi-Annually	6/19/25	3,700,000	NZD	3,635
Receive Fixed 5.66% Pay Floating rate 3-Month-BKBM	Semi-Annually	6/19/25	3,674,000	NZD	6,682
Receive Fixed 6.39% Pay Floating MIBOR	Annually	6/19/25	94,000,000	INR	(2,632)
Receive Fixed 6.62% Pay Floating MIBOR	Annually	6/19/25	90,000,000	INR	(287)
Receive Floating rate Overnight SOFR Pay Fixed rate 3.39%	Annually	6/20/25	3,291,800		30,272
Receive Floating rate Overnight SOFR Pay Fixed rate 3.69%	Annually	6/20/25	3,240,000		21,634
Receive Floating rate Overnight SOFR Pay Fixed rate 3.82%	Annually	6/20/25	6,477,000		35,694
Receive Floating rate Overnight SOFR Pay Fixed rate 4.24%	Annually	6/20/25	2,162,000		3,365
Receive Fixed 6.30% Pay Floating rate 3-Month-JIBAR	Quarterly	7/31/25	53,795,745	ZAR	(83,234)
Receive Fixed 6.61% Pay Floating MIBOR	Semi-Annually	8/11/25	45,000,000	INR	(741)
Receive Fixed 2.53% Pay Floating rate China 7-Day Repo	Quarterly	9/20/25	26,850,000	CNY	37,753
Receive Fixed 4.52% Pay Floating rate 3-Month-HIBOR	Quarterly	10/19/25	47,137,157	HKD	(7,000)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.55% Pay Floating rate Overnight SOFR	Annually	10/19/25	1,033,037		$(1,890)
Receive Fixed 4.56% Pay Floating rate Overnight SOFR	Annually	10/19/25	2,538,945		(4,598)
Receive Fixed 4.56% Pay Floating rate Overnight SOFR	Annually	10/19/25	2,638,018		(4,777)
Receive Fixed 4.69% Floating rate 6-Month-CZEONIA	Annually	10/19/25	185,639,596	CZK	(49,405)
Receive Fixed 7.57% Pay Floating rate 3-Month-JIBAR	Quarterly	11/04/25	39,000,000	ZAR	(11,701)
Receive Fixed 2.10% Pay Floating rate China 7-Day Repo	Quarterly	12/18/25	15,200,000	CNY	(830)
Receive Fixed 2.95% Pay Floating rate Overnight SOFR	Annually	12/18/25	1,110,000		2,271
Receive Fixed 1.31% Pay Floating 3-Month-KDR	Quarterly	12/20/25	1,440,000,000	KRW	(5,217)
Receive Fixed 1.35% Pay Floating 3-Month-KDR	Quarterly	12/20/25	1,410,000,000	KRW	(5,092)
Receive Fixed 2.02% Pay Floating rate China 7-Day Repo	Quarterly	12/20/25	27,200,000	CNY	(2,633)
Receive Fixed 2.07% Pay Floating rate China 7-Day Repo	Quarterly	12/20/25	15,000,000	CNY	942
Receive Fixed 2.09% Pay Floating rate China 7-Day Repo	Quarterly	12/20/25	14,900,000	CNY	1,629
Receive Fixed 3.31% Pay Floating 3-Month-KDR	Quarterly	12/20/25	15,136,000,000	KRW	(84,700)
Receive Floating 3-Month-KDR Pay Fixed rate 4.14%	Quarterly	12/20/25	9,564,000,000	KRW	(62,272)
Receive Fixed 4.06% Pay Floating 3-Month-KDR	Quarterly	6/11/26	1,287,000,000	KRW	8,273
Receive Floating 3-Month-KDR Pay Fixed rate 1.79%	Quarterly	6/11/26	1,122,000,000	KRW	4,413
Receive Floating 3-Month-KDR Pay Fixed rate 3.25%	Quarterly	6/11/26	3,520,000,000	KRW	18,103
Receive Fixed 3.38% Pay Floating 3-Month-KDR	Quarterly	9/20/26	1,840,000,000	KRW	(10,726)
Receive Fixed 4.09% Pay Floating rate Overnight SOFR	Annually	9/20/26	1,790,000		(9,795)
Receive Floating rate Overnight SOFR Pay Fixed rate 4.52%	Annually	9/20/26	900,000		(4,719)
Receive Fixed 4.02% Pay Floating 3-Month-KDR	Quarterly	9/27/26	1,830,000,000	KRW	5,546
Receive Fixed 10.42% Pay Floating BRLCDI	Annually	1/04/27	6,000,000	BRL	(605)
Receive Fixed 11.07% Pay Floating BRLCDI	Annually	1/04/27	9,430,255	BRL	5,769
Receive Fixed 13.29% Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	37,771
Receive Fixed 13.41% Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	77,931
Receive Fixed 13.47% Pay Floating BRLCDI	Annually	1/04/27	4,395,970	BRL	59,686
Receive Fixed 13.51% Pay Floating BRLCDI	Annually	1/04/27	8,748,347	BRL	120,268
Receive Fixed 8.78% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/19/27	72,800,000	MXN	40,258
Receive Fixed 3.89% Pay Floating 3-Month-KDR	Quarterly	12/17/27	9,677,500,000	KRW	50,006
Receive Floating 3-Month-KDR Pay Fixed rate 1.33%	Quarterly	12/17/27	1,428,000,000	KRW	4,289
Receive Floating 3-Month-KDR Pay Fixed rate 1.37%	Quarterly	12/17/27	1,428,000,000	KRW	4,284
Receive Floating 3-Month-KDR Pay Fixed rate 3.04%	Quarterly	12/17/27	15,452,400,000	KRW	100,041

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/ Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Floating 3-Month-KDR Pay Fixed rate 3.28%	Quarterly	12/17/27	2,222,720,000	KRW	$6,815
Receive Floating 3-Month-KDR Pay Fixed rate 3.32%	Quarterly	12/17/27	2,265,000,000	KRW	6,037
Receive Fixed 3.52% Pay Floating rate Overnight SOFR	Annually	9/16/28	1,260,000		1,223
Receive Floating rate Overnight SOFR Pay Fixed rate 3.52%	Annually	9/16/28	1,800,000		(1,846)
Receive Floating rate Overnight SOFR Pay Fixed rate 3.58%	Annually	9/16/28	1,260,000		(2,613)
Receive Fixed 2.42% Pay Floating rate China 7-Day Repo	Quarterly	9/20/28	2,290,000	CNY	1,742
Receive Fixed 2.50% Pay Floating rate China 7-Day Repo	Quarterly	9/20/28	2,290,000	CNY	3,652
Receive Fixed 2.55% Pay Floating rate China 7-Day Repo	Quarterly	9/20/28	9,400,000	CNY	14,385
Receive Fixed 2.97% Pay Floating rate Overnight SIBCSORA	Semi-Annually	9/20/28	1,500,000	SGD	(8,976)
Receive Fixed 3.13% Pay Floating rate Overnight SIBCSORA	Semi-Annually	9/20/28	292,000	SGD	(76)
Receive Fixed 3.24% Pay Floating rate Overnight SIBCSORA	Semi-Annually	9/20/28	1,190,000	SGD	4,063
Receive Fixed 3.25% Pay Floating rate Overnight SIBCSORA	Semi-Annually	9/20/28	1,200,000	SGD	4,403
Receive Fixed 3.70% Pay Floating rate Overnight SOFR	Annually	9/20/28	223,000		(1,955)
Receive Fixed 3.84% Pay Floating rate Overnight SOFR	Annually	9/20/28	675,000		(5,000)
Receive Fixed 4.04% Pay Floating rate Overnight SOFR	Annually	9/20/28	672,000		1,125
Receive Fixed 4.80% Pay Floating rate 3-Month-BKBM	Semi-Annually	9/20/28	1,514,000	NZD	(494)
Receive Fixed 4.88% Pay Floating rate 3-Month-BKBM	Semi-Annually	9/20/28	1,530,000	NZD	2,538
Receive Floating 6-Month-BBSW Pay Fixed rate 4.17%	Semi-Annually	9/20/28	954,000	AUD	(1,296)
Receive Floating 6-Month-BBSW Pay Fixed rate 4.29%	Semi-Annually	9/20/28	960,000	AUD	(4,731)
Receive Floating rate China 7-Day Repo Pay Fixed rate 2.81%	Quarterly	9/20/28	11,250,000	CNY	(24,103)
Receive Floating rate Overnight SOFR Pay Fixed rate 3.87%	Annually	9/20/28	675,000		3,976
Receive Floating 3-Month-KDR Pay Fixed rate 3.81%	Quarterly	9/28/28	1,860,500,000	KRW	(3,663)
Receive Fixed 3.57% Pay Floating 3-Month-KDR	Quarterly	10/19/28	6,163,190,226	KRW	(4,561)
Receive Fixed 4.00% Floating rate 6-Month-CZEONIA	Annually	10/19/28	24,042,607	CZK	(7,300)
Receive Fixed 4.30% Floating rate 6-Month-CZEONIA	Annually	10/19/28	41,253,575	CZK	12,683
Receive Fixed 4.37% Floating rate 6-Month-CZEONIA	Annually	10/19/28	23,295,843	CZK	10,247
Receive Fixed 4.39% Floating rate 6-Month-CZEONIA	Annually	10/19/28	23,671,582	CZK	11,618
Receive Fixed 3.80% Pay Floating 3-Month-KDR	Quarterly	12/16/28	3,046,000,000	KRW	12,056
Receive Fixed 3.85% Pay Floating 3-Month-KDR	Quarterly	12/16/28	2,537,600,000	KRW	11,839
Receive Floating 3-Month-KDR Pay Fixed rate 2.91%	Quarterly	12/16/28	5,583,600,000	KRW	43,477
Receive Fixed 2.52% Pay Floating rate China 7-Day Repo	Quarterly	12/20/28	4,600,000	CNY	5,448
Receive Fixed 4.13% Pay Floating rate Overnight SOFR	Annually	12/20/28	672,000		7,120

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/ Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed rate 2.32% Pay Floating rate China 7-Day Repo	Quarterly	12/20/28	7,860,000	CNY	$(711)
Receive Fixed 3.62% Pay Floating rate Overnight SOFR	Annually	9/20/30	3,867,000		7,399
Receive Fixed 8.47% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	37,000,000	MXN	(37,080)
Receive Fixed 8.72% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	21,700,000	MXN	(1,466)
Receive Fixed 4.27% Pay Floating rate 3-Month-BKBM	Semi-Annually	5/26/33	684,000	NZD	(3,985)
Receive Fixed 4.28% Pay Floating rate 3-Month-BKBM	Semi-Annually	5/26/33	678,000	NZD	(3,820)
Receive Fixed rate 4.18% Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	1,710,000	AUD	(19,169)
Receive Fixed rate 4.36% Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	1,200,000	AUD	(8,306)
Receive Fixed rate 4.40% Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	966,200	AUD	(5,675)
Receive Fixed rate 4.44% Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	820,000	AUD	(4,006)
Receive Fixed rate 4.51% Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	814,800	AUD	(2,656)
Receive Fixed rate 4.68% Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	606,000	AUD	506
Receive Fixed rate 4.80% Pay Floating 6-Month-BBSW	Semi-Annually	6/21/33	415,000	AUD	1,497
Receive Fixed 8.37% Pay Floating Overnight COLIBOR	Quarterly	7/19/33	3,272,380,144	COP	(11,322)
Receive Fixed 3.95% Pay Floating rate Overnight SOFR	Annually	8/25/33	282,240		3,117
Receive Fixed 3.95% Pay Floating rate Overnight SOFR	Annually	8/25/33	1,800,000		20,106
Receive Floating rate Overnight SOFR Pay Fixed rate 3.73%	Annually	9/18/33	1,400,000		(4,109)
Receive Fixed 2.84% Pay Floating rate 6 Month-EURIBOR	Annually	9/20/33	1,258,210	EUR	(5,343)
Receive Fixed 2.91% Pay Floating rate Overnight SIBCSORA	Semi-Annually	9/20/33	1,020,000	SGD	(5,010)
Receive Fixed 3.22% Pay Floating rate 6 Month-EURIBOR	Annually	9/20/33	648,000	EUR	11,291
Receive Fixed 3.22% Pay Floating rate Overnight SIBCSORA	Semi-Annually	9/20/33	640,000	SGD	(4,324)
Receive Fixed 3.23% Pay Floating rate Overnight SIBCSORA	Semi-Annually	9/20/33	640,000	SGD	(4,768)
Receive Fixed 3.55% Pay Floating rate Overnight SOFR	Annually	9/20/33	1,358,000		(383)
Receive Floating Overnight MUTSCALM Pay Fixed rate 0.61%	Annually	9/20/33	245,344,000	JPY	44,347
Receive Floating Overnight MUTSCALM Pay Fixed rate 0.64%	Annually	9/20/33	147,000,000	JPY	23,893
Receive Floating Overnight MUTSCALM Pay Fixed rate 0.64%	Annually	9/20/33	36,000,000	JPY	5,909
Receive Floating Overnight MUTSCALM Pay Fixed rate 0.74%	Annually	9/20/33	43,000,000	JPY	4,157
Receive Floating Overnight MUTSCALM Pay Fixed rate 0.74%	Annually	9/20/33	43,000,000	JPY	4,123
Receive Fixed 7.97% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/06/33	26,200,000	MXN	(72,212)
Receive Fixed 3.72% Floating rate 6-Month-CZEONIA	Semi-Annually	10/19/33	43,300,000	CZK	54,234
Receive Fixed 4.94% Pay Floating rate CLP TNA	Semi-Annually	10/19/33	577,178,557	CLP	16,360
Receive Fixed 4.95% Pay Floating rate CLP TNA	Semi-Annually	10/19/33	571,821,443	CLP	15,277

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/ Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 1.11% Pay Floating Overnight MUTSCALM	Annually	9/20/43	46,000,000	JPY	$(13,622)
Receive Fixed 1.11% Pay Floating Overnight MUTSCALM	Annually	9/20/43	46,000,000	JPY	(13,491)
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 3.04%	Semi-Annually	9/20/43	742,000	EUR	(9,991)
Receive Fixed 2.51% Pay Floating rate Overnight SIBCSORA	Semi-Annually	9/21/43	640,000	SGD	8,008
Receive Fixed 3.65% Pay Floating rate Overnight SOFR	Annually	9/21/43	1,742,000		(1,115)
Receive Fixed 3.72% Pay Floating rate Overnight SOFR	Annually	9/21/43	358,000		1,094
Receive Floating 6-Month-BBSW Pay Fixed rate 4.66%	Semi-Annually	9/21/43	1,940,000	AUD	(4,245)
Receive Floating 6-Month-BBSW Pay Fixed rate 4.78%	Semi-Annually	9/21/43	475,000	AUD	(3,101)
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 2.67%	Semi-Annually	9/21/43	775,450	EUR	9,240
Receive Floating rate Overnight SOFR Pay Fixed rate 3.61%	Annually	9/21/43	887,000		2,641
Receive Fixed 1.68% Pay Floating Overnight MUTSCALM	Annually	9/15/53	96,000,000	JPY	(10,715)
Receive Fixed 1.75% Pay Floating Overnight MUTSCALM	Annually	9/15/53	53,000,000	JPY	(3,289)
Receive Fixed 1.81% Pay Floating Overnight MUTSCALM	Annually	9/15/53	5,000,000	JPY	(71)
Receive Fixed 2.26% Pay Floating rate 6 Month-EURIBOR	Annually	9/15/53	592,000	EUR	4,818
Receive Fixed 2.74% Pay Floating rate 6 Month-EURIBOR	Annually	9/20/53	277,000	EUR	2,603
Receive Fixed 3.29% Pay Floating rate Overnight SOFR	Annually	9/20/53	163,000		(6,911)
Receive Floating Overnight MUTSCALM Pay Fixed rate 1.17%	Annually	9/20/53	16,500,000	JPY	8,008
Receive Floating Overnight MUTSCALM Pay Fixed rate 1.18%	Annually	9/20/53	16,500,000	JPY	7,813
Receive Floating rate Overnight SOFR Pay Fixed rate 3.23%	Annually	9/20/53	53,600		2,919
Receive Floating rate Overnight SOFR Pay Fixed rate 3.28%	Annually	9/20/53	163,000		7,223
Receive Floating rate Overnight SOFR Pay Fixed rate 3.57%	Annually	9/20/53	167,000		(1,370)
Receive Floating rate Overnight SOFR Pay Fixed rate 3.66%	Annually	12/20/53	168,000		(5,035)

Total Interest Rate Swap Contracts					$598,729

*In U.S. dollars unless otherwise indicated.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At August 31, 2023, the Fund had the following total return swap contracts outstanding.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Equity Contracts - Long[a]
1+1 AG	1-Month EURIBOR + 0.25%	Monthly	JPHQ	1/30/24	120,858	EUR	$33,371
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	256,849	GBP	107,979
4imprint Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/03/24	333,691	GBP	16,100
A.P. Moller - Maersk	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	717,998	DKK	(17,232)
A1 Telekom Austria AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	269,998	EUR	24,047
A2A SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	229,514	EUR	8,731
Abcam PLC	1-Day FEDEF + 0.30%	Monthly	BOFA	8/29/24	119,886		(38)
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,847,387	SEK	492
Acciona SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	196,046	EUR	(53,405)
Activision Blizzard Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	1/26/24	682,106		(2,646)
Activision Blizzard Inc.	OBFR + 0.35%	Monthly	BZWS	7/15/24	7,176,923		(34,304)
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/24	2,139,197	SEK	(48,264)
ADvTECH Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/24	1,444,881	ZAR	16,741
Aedas Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/01/24	84,860	EUR	8,173
African Rainbow Minerals Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/30/24	1,144,154	ZAR	(15,338)
Ageas	Euro STR + 0.35%	Monthly	JPHQ	5/01/24	149,844	EUR	(13,020)
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	33,170	GBP	15,833
Air France-KLM	1-Day EONIA + 0.30%	Monthly	MSCS	10/02/23	314,630	EUR	(24,720)
Airtel Africa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	77,581	GBP	3,903
Akamai Technologies Inc.	OBFR + 0.60%	Monthly	NOMU	8/18/24	260,526		5,000
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	3,975,443	NOK	57,320
Albertsons Cos. Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	1/30/24	177,901		(808)
ALSO Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/15/24	314,223	CHF	14,305
Amadeus Fire AG	Euro STR + 0.35%	Monthly	JPHQ	1/31/24	146,744	EUR	(15,812)
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,599,348	SEK	13,614
American Equity Investments	1-Day FEDEF + 0.30%	Monthly	BOFA	2/01/24	133,824		(627)
AMG Critical Materials NV	Euro STR + 0.35%	Monthly	JPHQ	6/06/24	131,464	EUR	(41,666)
Amyris	1-Day FEDEF + 0.70%	Monthly	BOFA	2/01/24	82,069		14,012
Amyris Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	8/11/24	357		–
Anadolu Efes	1-Day FEDEF + 1.25%	Monthly	MSCS	1/22/24	141,841		(1,771)
Anadolu Grubu	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	12,892		6,962
Andritz AG	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	292,102	EUR	(35,610)
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/30/23	136,440	GBP	59,394
Applus Servicios Tecnologicos SL	ESTR + 0.30%	Monthly	BOFA	7/03/24	94,525	EUR	(346)
Arcelormittal SA	Euro STR + 0.25%	Monthly	JPHQ	2/28/24	282,031	EUR	(39,191)
Arctic	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	74,981		(15,611)
Argo Group International Holdings Ltd.	OBFR + 0.35%	Monthly	BZWS	8/05/24	1,054,453		(5,179)
Arise AB	1-Day SABOR + 0.70%	Monthly	SEBA	8/05/24	1,398,640	SEK	(32,757)
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,904,432	SEK	(14,884)
Arkema SA	1-Day EONIA + 0.30%	Monthly	MSCS	5/08/24	91,340	EUR	11,714
Arlington Asset Investment	1-Day FEDEF + 0.70%	Monthly	BOFA	7/13/24	57,584		(269)
ARYZTA	1-Day SARON + 0.35%	Monthly	JPHQ	4/26/24	345,488	CHF	(18,785)
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	52,120	EUR	(7,470)
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	105,947	CHF	21,511
ASML Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	145,796	EUR	11,126
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	312,340		4,767
Associated British Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/23/24	112,289	GBP	2,584
Atea ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	3/18/24	1,685,616	NOK	1,535
Atos	1-Day EONIA + 0.30%	Monthly	MSCS	3/25/24	234,694	EUR	(87,544)
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/24	112,554	EUR	23,852
Attacq Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/15/24	1,111,937	ZAR	(699)
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/24	2,063,732	SEK	2,023
Audax Renovables SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/24/24	109,656	EUR	12,028
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/24	2,207,015	NOK	(11,064)
Autoneum	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	165,629	CHF	(21,830)
Awilco LNG ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/29/24	420,067	NOK	(2,517)
Axa SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	222,899	EUR	30,562
Azimut Holding SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	101,578	EUR	(5,193)
B2Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	1,438,074	NOK	(12,945)
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/23	316,296	GBP	(22,965)
Banca Ifis SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	444,920	EUR	76,223

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Banco Bilbao Vizcaya Argentaria SA	1-Day EONIA + 0.35%	Monthly	MSCS	9/29/23	179,808	EUR	$21,125
Banco Santander SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/05/24	191,888	EUR	1,956
Bank Handlowy w Warszawie SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/24	125,375		20,730
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/24	235,726	GBP	177,931
Barclays PLC	1-Day FEDEF + 0.70%	Monthly	BOFA	5/03/24	1,419,704		29,822
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/24	175,482	GBP	(2,243)
Barco	Euro STR + 0.35%	Monthly	JPHQ	10/09/23	281,875	EUR	(57,401)
Barloworld Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/30/24	590,775	ZAR	(430)
Basilea Pharmaceutica AG	Euro STR + 6.75%	Monthly	JPHQ	5/08/24	249,289	CHF	14,710
Bayerische Motoren Werke AG	Euro STR + 0.35%	Monthly	JPHQ	7/03/24	274,133	EUR	(20,873)
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,627,554	SEK	(38,244)
BE Semiconductor Industries NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	103,961	EUR	2,998
Bekaert SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	81,347	EUR	809
Bell Food Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	236,787	CHF	9,259
Bellway PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/04/24	157,083	GBP	(15,996)
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	262,759	EUR	23,763
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/24	5,159,080	SEK	82,557
BIC	1-Day EONIA + 0.30%	Monthly	MSCS	4/17/24	147,374	EUR	7,506
Bidvest Group Ltd.	1-Day SABOR + 0.35%	Monthly	MSCS	7/17/24	2,183,883	ZAR	16,326
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/23	260,941	EUR	(9,087)
Bilia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,242,740	SEK	(21,364)
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,187,672	SEK	8,325
Biotage AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,138,159	SEK	(29,095)
Black Knight Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	2/19/24	1,852,181		29,612
Bloomin’ Brands Inc.	SOFR + 3.50%	Monthly	GSCO	5/01/25	3,437,430		228,960
Bloomsbury Publishing PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	87,572	GBP	(4,592)
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	194,565	EUR	29,772
Bodycote PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/24	240,213	GBP	2,713
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/19/24	149,901		3,723
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/24	461,453	NOK	(189)
Borregaard	1-Week NIBOR + 0.28%	Monthly	SEBA	7/05/24	715,991	NOK	(2,130)
BPER Banca SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/23	348,058	EUR	78,782
Bravida Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/23	4,101,397	SEK	(114,828)
Breedon Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	199,546	GBP	5,403
British Land Co. PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/24	139,971	GBP	321
Brunel International NV	1-Week STIBOR + 0.28%	Monthly	JPHQ	7/17/24	114,054	EUR	12,727
Burckhardt	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	224,863	CHF	(4,619)
Buzzi Unicem SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	66,620	EUR	(1,877)
C&C Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/24/24	166,217	GBP	5,176
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	86,394	GBP	8,137
Cairo Communication SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	22,642	EUR	(2,752)
CaixaBank SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/21/24	209,379	EUR	(3,877)
CapMan OYJ	Euro STR + 0.28%	Monthly	SEBA	7/17/24	4,055	EUR	(430)
Card Factory PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	125,668	GBP	53,355
Cargotec OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/24	457,906	EUR	(25,606)
Carlsberg Group	1-Week CIBOR + 0.28%	Monthly	SEBA	9/12/23	1,829,239	DKK	(25,706)
Carmila	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/24	130,641	EUR	(409)
Carrefour	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	283,537	EUR	(8,352)
Catena Media PLC	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,376,977	SEK	(77,962)
Ceconomy AG	Euro STR + 0.35%	Monthly	JPHQ	7/05/24	119,470	EUR	(1,920)
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	125,149	EUR	25,444
Central Asia Metals PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/25/23	121,460	GBP	(16,565)
CentralNic Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	251,943	GBP	(12,318)
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	296,965	GBP	170,428
Cerillion	1-Day SONIA + 0.35%	Monthly	MSCS	11/29/23	39,177	GBP	4,404
Chart Industries Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	3/27/24	2,701,444		(13,285)
Chemometec	1-Week CIBOR + 0.28%	Monthly	SEBA	11/15/23	1,447,731	DKK	13,206
Chevron Corp.	1-Day FEDEF + 0.40%	Monthly	MSCO	6/26/24	455		31
Cinemark Holdings Inc.	SOFR + 3.50%	Monthly	GSCO	5/04/24	1,075,350		(17,584)
CIRCOR International Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	6/06/24	183,443		(860)
Citycon OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/24	146,851	EUR	(15,497)
Clariant International AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/30/24	213,990	CHF	31,719

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Clarkson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/06/24	202,285	GBP	$(23,768)
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,861,944	SEK	120,851
CLIQ Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	174,649	EUR	(38,565)
Cloetta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,544,653	SEK	(41,547)
Coca-Cola Europacific Partners PLC	1-Day SONIA + 0.30%	Monthly	JPHQ	10/11/23	234,617	EUR	25,374
COFACE	1-Day EONIA + 0.30%	Monthly	MSCS	7/15/24	380,103	EUR	18,182
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/23	260,137	EUR	8,039
Compagnie des Alpes	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	167,973	EUR	(17,979)
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/24	89,773	GBP	5,620
Coor Service Management Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,360,032	SEK	(86,253)
Corem Property Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	2,417,094	SEK	25,625
Cranswick PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/29/24	116,850	GBP	(112)
CRH PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	5/24/24	401,146	EUR	2,601
CRH PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	72,890	GBP	17,502
CropEnergies AG	Euro STR + 0.35%	Monthly	JPHQ	10/18/23	199,602	EUR	(69,800)
Dampskibsselskabet Norden A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	817,007	DKK	(26,418)
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	307,571	EUR	(3,103)
Darktrace PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/23	54,536	GBP	6,937
DCC PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	194,633	GBP	(7,340)
Dedicare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/27/24	951,255	SEK	(19,392)
Demant AS	1-Week CIBOR + 0.28%	Monthly	SEBA	8/26/24	1,370,396	DKK	(7,538)
Denbury Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	7/24/24	388,116		(1,599)
Denbury Inc.	1-Day FEDEF + 0.40%	Monthly	MSCO	8/23/24	313,392		5,091
Derichebourg SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	312,047	EUR	(24,009)
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	329,224	EUR	12,051
Deutsche Lufthansa AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/23	254,851	EUR	(15,790)
Deutsche Telekom	1-Day FEDEF + 0.65%	Monthly	MSCO	7/29/24	561,096	EUR	5,832
DNO ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/15/24	3,911,088	NOK	(39,424)
dotdigital Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/03/24	86,549	GBP	(4,283)
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	390,474	GBP	(57,621)
DS Smith PLC	1-Day SONIA + 0.35%	Monthly	MSCS	3/25/24	214,499	GBP	(3,487)
Duerr AG	Euro STR + 0.35%	Monthly	JPHQ	2/15/24	530,929	EUR	(101,732)
Dufry AG	Euro STR + 0.35%	Monthly	JPHQ	8/16/24	137,312	CHF	(7,955)
Dunelm Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/03/24	316,472	GBP	12,673
E.ON SE	Euro STR + 0.35%	Monthly	JPHQ	8/19/24	324,631	EUR	5,711
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	44,099	EUR	(431)
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	328,885	CHF	40,723
Electrolux Professional AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/24	1,256,593	SEK	1,444
Elekta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/05/24	2,606,090	SEK	(21,000)
Elkem ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/15/24	6,700,982	NOK	(204,142)
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/24	190,672	EUR	(26,807)
Enad Global 7 AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	2,501,953	SEK	(42,804)
Encore Capital Group Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	3/02/24	373,348		(4,879)
Endesa SA	1-Day EONIA + 0.35%	Monthly	MSCS	1/12/24	304,915	EUR	3,898
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/18/23	90,194		12,735
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	1/26/24	44,059		1,417
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	2/14/24	176,752		2,183
Enerjisa Enerji AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	89,510		30,697
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/23	2,566,728	EUR	88,631
Engie SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/24	310,028	EUR	19,559
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	203,169	GBP	(24,670)
Entain PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/24	739,527	GBP	(133,952)
Envestnet Inc.	SOFR + 3.50%	Monthly	GSCO	5/03/24	511,268		(9,761)
Equinor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,145,930	NOK	13,124
Ercros SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	194,250	EUR	(39,748)
Ergomed PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	66,573	GBP	3,460
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,840,351	SEK	(7,381)
Eurobio Scientific SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	61,561	EUR	(14,954)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	347,232	EUR	444
Europris ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	1,616,999	NOK	(26,562)
Exor NV	Euro STR	Monthly	JPHQ	2/28/24	202,301	EUR	12,779
Expedia Group Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	7/12/24	362,337		(202)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Fagron NV	Euro STR	Monthly	JPHQ	8/19/24	229,373	EUR	$(99)
FirstEnergy Corp.	1-Day FEDEF + 0.20%	Monthly	BOFA	5/04/24	1,372,783		(5,478)
Focus Financial Partners	1-Day FEDEF + 0.30%	Monthly	BOFA	2/05/24	404,579		(1,687)
Forbo Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	108,204	CHF	(11,716)
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	88,543	EUR	(20,220)
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/23	62,061	GBP	7,251
freenet AG	Euro STR + 0.35%	Monthly	JPHQ	8/08/24	331,673	EUR	8,666
Fuchs Petrolub SE	Euro STR + 0.35%	Monthly	JPHQ	4/25/24	133,405	EUR	(1,170)
Fugro NV	Euro STR + 0.35%	Monthly	JPHQ	5/27/24	217,395	EUR	20,591
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	56,366	GBP	9,676
[b]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/24	–		–
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	1,883,007	DKK	(1,143)
GEO Corrections Holdings Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/01/24	1,267,679		5,905
Georg Fischer AG	1-Day SARON + 0.35%	Monthly	JPHQ	3/25/24	294,516	CHF	(50,207)
Gerresheimer AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	290,489	EUR	52,813
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	358,739	EUR	812
GFT Technologies SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	209,543	EUR	(18,883)
Glencore PLC	1-Day SONIA + 0.35%	Monthly	MSCS	3/07/24	49,423	GBP	(7,440)
Glencore PLC	1-Day SONIA + 0.40%	Monthly	MSCS	8/19/24	354,353	GBP	23,362
Global Fashion Group	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	86,307	EUR	(27,234)
Granges AB	1-Week STIBOR + 0.28%	Monthly	SEBA	9/02/24	247,469	SEK	132
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/23	190,367	GBP	28,163
Greenhill & Co. Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	5/30/24	146,143		(683)
Grieg Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	3,071,291	NOK	(14,563)
Groupe SEB	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/24	163,658	EUR	177
Grupa Azoty SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	108,755		(22,427)
Grupo Catalana Occidente	1-Day EONIA + 0.35%	Monthly	MSCS	11/10/23	158,089	EUR	6,596
Guess? Inc.	SOFR + 3.50%	Monthly	GSCO	4/25/24	690,270		44,135
Gulf Keystone Petroleum Ltd.	1-Day SONIA + 0.25%	Monthly	MSCS	7/17/24	193,554	GBP	(103,262)
H&M Hennes & Mauritz AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/24	2,136,469	SEK	(303)
H&T Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/27/24	18,511	GBP	(1,229)
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	1,868,759	DKK	18,831
Hammerson PLC	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/23	121,690	GBP	(10,848)
HANZA AB	1-Week STIBOR + 0.28%	Monthly	SEBA	6/14/24	1,216,547	SEK	(16,379)
Harbour Energy	1-Day SONIA + 0.35%	Monthly	MSCS	10/27/23	147,354	GBP	(35,327)
HAT Holdings I LLC	SOFR + 3.50%	Monthly	GSCO	3/21/24	761,991		11,629
HAT Holdings I LLC	SOFR + 3.50%	Monthly	GSCO	8/14/24	121,280		(4,297)
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/24	228,082	EUR	66,297
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	281,110	EUR	8,939
Helvetia Holding AG	Euro STR + 0.35%	Monthly	JPHQ	6/17/24	174,783	CHF	11,991
HEXPOL AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/05/24	1,830,246	SEK	3,021
Hochtief AG	Euro STR + 0.35%	Monthly	JPHQ	3/18/24	141,112	EUR	38,606
Hoegh Autoliners AS	1-Week NIBOR + 0.275%	Monthly	SEBA	4/26/24	1,987,644	NOK	18,674
Holcim Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/24	203,253	CHF	(3,101)
Hollywood Bowl Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	61,931	GBP	(3,195)
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	297,689	EUR	(15,868)
Hugo Boss AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	172,903	EUR	(1,698)
HUUUGE Inc.	1-Day FEDEF + 1.25%	Monthly	MSCS	7/01/24	76,091		(253)
hVIVO PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/27/24	47,774	GBP	8,368
Iberdrola SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/26/24	75,036	EUR	(2,331)
Implenia AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/24	161,749	CHF	(48,646)
Indra Sistemas SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	301,896	EUR	34,453
Industria de Diseno Textil Inditex SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/22/24	101,202	EUR	11,069
Industrivarden AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/24	2,747,600	SEK	939
Infineon Technologies AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/30/24	289,775	EUR	(12,852)
Infrastrutture Wireless Italiane SpA	1-Day EONIA + 0.65%	Monthly	MSCS	4/26/24	569,201	EUR	(15,559)
ING Groep NV	Euro STR + 0.35%	Monthly	JPHQ	4/22/24	210,557	EUR	28,519
Insulet Corp.	SOFR + 3.50%	Monthly	GSCO	8/23/24	443,729		(4,186)
Integra Corp.	1-Day FEDEF + 0.20%	Monthly	BOFA	2/16/24	729,178		3,422
Intercos Group	Euro STR + 0.35%	Monthly	JPHQ	5/03/24	155,452	EUR	(23,078)
International Consolidated Airlines Group SA	1-Day SONIA + 0.30%	Monthly	MSCS	5/27/24	213,930	GBP	3,731
Investec	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/24	257,947	GBP	23,241

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Inwido AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,683,085	SEK	$10,529
Ion Beam Applications SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	58,475	EUR	(10,928)
IP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	92,321	GBP	(884)
Ipsen Pharma SAS	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	261,120	EUR	22,981
Ironwood Pharmaceuticals Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	6/15/24	288,724		7,972
ISS A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	1,954,466	DKK	(30,814)
Italian Sea Group (The)	Euro STR + 0.35%	Monthly	JPHQ	6/17/24	172,068	EUR	(3,656)
Iveco	Euro STR + 0.35%	Monthly	JPHQ	11/28/23	362,173	EUR	91,860
IWG PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/03/24	196,621	GBP	26,045
J D Wetherspoon PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/10/24	233,991	GBP	8,463
Jacquet Metals SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	27,068	EUR	4,754
JD Sports Fashion PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	307,138	GBP	3,028
Jenoptik AG	Euro STR + 0.35%	Monthly	JPHQ	8/19/24	156,829	EUR	6,379
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/24	315,877	GBP	(38,345)
Johnson Service Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/07/24	284,297	GBP	35,926
JOST Werke SE	Euro STR + 0.35%	Monthly	JPHQ	7/05/24	171,999	EUR	(9,611)
JPMorgan Chase & Co.	1-Day FEDEF + 0.30%	Monthly	BOFA	8/18/24	335,225		(402)
JSR Corp.	1-Day MUTSCALM + 0.50%	Monthly	MSCO	7/29/24	124,978,402	JPY	1,803
Julius Baer	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	320,849	CHF	22,090
Just Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	414,607	GBP	(51,944)
Jyske Bank A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	883,254	DKK	(506)
Kap Industrial Holdings Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/24	2,909,422	ZAR	(53,114)
Kemira OYJ	1-Week ESTR + 0.275%	Monthly	SEBA	7/17/24	238,257	EUR	(27,333)
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	89,577	GBP	(8,956)
Kesko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/15/24	125,868	EUR	(9,523)
Keywords Studios PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/05/24	114,077	GBP	(26,209)
Kitron ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/24	2,168,984	NOK	2,104
Kitwave Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/09/24	12,281	GBP	(1,132)
Klepierre SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/08/24	107,684	EUR	17,507
Klockner & Co. SE	Euro STR + 0.35%	Monthly	JPHQ	6/10/24	150,386	EUR	(22,072)
Koc Holding AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	261,317		85,497
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/23	396,113	EUR	(41,258)
Kongsberg Gruppen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,642,959	NOK	(10,690)
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	292,892	EUR	(6,969)
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/24	118,966	EUR	(4,665)
Koninklijke KPN NV	Euro STR + 0.35%	Monthly	JPHQ	10/11/23	200,758	EUR	4,821
Koninklijke Philips NV	Euro STR + 0.35%	Monthly	JPHQ	8/26/24	104,455	EUR	1,987
Krones AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	440,000	EUR	(27,305)
La Francaise Des Jeux SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	183,001	EUR	4,772
Lancashire Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	2/19/24	282,438	GBP	(10,996)
Lar Espana Real Estate SOCIMI SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	71,951	EUR	14,464
Learning Technologies Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/01/24	207,406	GBP	(14,901)
Leonteq AG	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	264,347	CHF	(38,361)
Lindab International AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/24	3,631,573	SEK	9,177
Liontrust Asset Management PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/03/24	228,643	GBP	(45,644)
LiveChat Software SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	137,009		(5,011)
Livent Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/05/24	1,960,832		34,872
Logista	1-Day EONIA + 0.35%	Monthly	MSCS	9/14/23	244,099	EUR	30,879
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/15/24	6,450,017	SEK	(86,086)
M.P. Evans Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	48,402	GBP	(7,753)
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/24	474,717	EUR	(9,310)
Maisons du Monde France SAS	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	103,831	EUR	(10,056)
Man Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/24	355,217	GBP	(24,302)
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	153,628	GBP	69,258
Marriott Vacations Worldwide Corp.	OBFR + 0.60%	Monthly	NOMU	9/01/24	134,687		409
MAS PLC	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/24	4,253,767	ZAR	2,304
Maurel & Prom	1-Day EONIA + 0.30%	Monthly	MSCS	5/16/24	56,905	EUR	8,872
Mavi Giyim Sanayi Ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	78,312		26,161
Media and Games Invest SE	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	776,226	SEK	7,205
Meier Tobler Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/24	72,835	CHF	(16,596)
Melexis NV	Euro STR + 0.35%	Monthly	JPHQ	8/19/24	118,360	EUR	(3,574)
Mensch und Maschine Software SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	105,708	EUR	14,832

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Mercedes-Benz Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	152,407	EUR	$(1,394)
Mercialys SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	138,723	EUR	(4,180)
Merck KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	123,228	EUR	4,830
Mersen	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	164,336	EUR	6,323
MFE	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	206,553	EUR	554
Migros Ticaret	1-Day FEDEF + 0.30%	Monthly	MSCS	9/08/23	37,788		20,265
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	227,576	GBP	52,946
Modern Times Group MTG AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/24	3,113,402	SEK	(8,248)
Momentum Metropolitan Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	6/12/24	8,641,277	ZAR	44,203
Moneysupermarket.com	1-Day SONIA + 0.35%	Monthly	MSCS	2/27/24	258,296	GBP	1,136
Montea NV	Euro STR + 0.35%	Monthly	JPHQ	6/05/24	254,069	EUR	(6,780)
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	271,712	GBP	30,446
MPC Container Ships ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	1,615,656	NOK	(585)
Muenchener Rueckversicherungs Gesellschaft AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	67,733	EUR	5,314
Mutares SE & Co. KGaA	Euro STR	Monthly	JPHQ	7/31/24	66,076	EUR	645
Mycronic AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/08/24	1,823,459	SEK	(4,704)
Natera Inc.	SOFR + 3.50%	Monthly	GSCO	5/03/24	324,859		51,138
National Express Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/26/24	152,828	GBP	(56,930)
National Instruments Corp.	OBFR + 0.35%	Monthly	BZWS	8/05/24	2,591,295		(15,665)
National Vision Holdings Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	6/09/24	724,801		(3,928)
NatWest Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	158,864	GBP	(15,645)
NCAB Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	4/04/24	2,236,638	SEK	(31,599)
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,112,317	SEK	62,430
NCL Corp. Ltd.	1-Day FEDEF + 0.70%	Monthly	BOFA	7/11/24	702,374		(1,130)
Neinor Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	144,573	EUR	(23,213)
NEPI Rockcastle NV	1-Day SABOR + 0.70%	Monthly	MSCS	11/17/23	5,583,191	ZAR	11,618
Netcare Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/02/23	5,231,155	ZAR	(26,610)
Network International Holdings PLC	1-Day SONIA + 0.65%	Monthly	MSCS	4/24/24	395,613	GBP	17,084
New Relic Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	8/01/24	450,828		(1,623)
New Work SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	23,708	EUR	(10,526)
Newriver Reit PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	8,466	GBP	(524)
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	287,878	EUR	(18,357)
Next Fifteen Communications Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	320,688	GBP	(93,381)
NextEra Energy Partners LP	1-Day FEDEF + 0.70%	Monthly	BOFA	3/28/24	650,599		–
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/24	542,049	DKK	(475)
NKT A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	1,067,450	DKK	9,060
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	324,832	EUR	(3,562)
Nokia Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/24	352,886	EUR	(53,702)
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,851,047	SEK	10,260
Nordic Paper Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/24	882,320	SEK	1,636
Norsk Hydro ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/08/24	1,589,655	NOK	(36,180)
Norske Skog ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,176,259	NOK	(44,005)
Northern Oil And Gas Inc.	SOFR + 0.35%	Monthly	GSCO	3/16/24	540,096		11,615
Norwegian Air Shuttle ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/24	2,533,829	NOK	(28,022)
Novartis AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/22/24	325,781	CHF	(1,602)
Novo Nordisk AS	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	2,532,525	DKK	65,177
Novozymes A/S	1-Week CIBOR + 0.65%	Monthly	MSCS	3/25/24	1,416,099	DKK	(29,715)
NuVasive Inc.	SOFR + 3.50%	Monthly	GSCO	5/02/24	1,296,431		(1,368)
NWS Holdings Ltd.	1-Day HONIX + 0.55%	Monthly	MSCO	7/29/24	3,469,112	HKD	(3,491)
OC Oerlikon	1-Day SARON + 0.35%	Monthly	JPHQ	10/19/23	192,258	CHF	(37,183)
Odfjell Technology Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/18/24	942,482	NOK	(1,731)
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	3,064,298	NOK	77,222
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/24	2,280,635	ZAR	(12,279)
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	282,244	GBP	(93,021)
Orange Polska SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	233,432		(5,553)
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/24	51,229	EUR	(19,061)
ORIOR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	139,829	CHF	1,746
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/23	134,556	GBP	(16,013)
Osram Licht AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	278,725	CHF	(9,609)
Outokumpu OYJ	Euro STR + 0.28%	Monthly	SEBA	7/25/24	250,309	EUR	(45,557)
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/24	511,546	EUR	(35,681)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Pagegroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	162,184	GBP	$(900)
Pandox AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/23	1,811,936	SEK	(11,041)
Paragon Banking Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	2/01/24	280,455	GBP	(15,882)
Parsons Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/09/24	369,234		457
Patrick Industries Inc.	SOFR + 3.50%	Monthly	GSCO	4/03/24	983,034		(24,345)
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	1,432,376	DKK	22,780
Peugeot Invest SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	74,951	EUR	(5,011)
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/24	124,973		38,682
Piaggio & C. SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/24	324,482	EUR	(22,286)
Playtech PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/10/24	495,897	GBP	(75,436)
Plus500 Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/24	277,157	GBP	(17,350)
PNM Resources Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	3/30/24	234,577		(1,111)
PolyMet Mining Corp.	1-Day FEDEF + 0.30%	Monthly	BOFA	7/05/24	49,920		–
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	136,058	EUR	(5,132)
Post Holdings Inc.	SOFR + 0.35%	Monthly	GSCO	3/02/24	846,800		10,000
PPC Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/17/24	1,127,684	ZAR	(2,890)
Premier Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	153,709	GBP	(476)
Progress Software Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/05/24	966,106		(2,055)
Prysmian SpA	Euro STR + 0.35%	Monthly	JPHQ	8/22/24	138,472	EUR	7,207
Publicis Groupe SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/24	77,779	EUR	(575)
Puuilo PLC	1-Week ESTR + 0.275%	Monthly	SEBA	4/22/24	116,383	EUR	7,948
QIAGEN NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	183,047	EUR	(6,368)
Quadient	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	69,753	EUR	13,210
Quilter PLC	1-Day SABOR + 0.70%	Monthly	MSCS	7/25/24	4,215,029	ZAR	21,927
Rai Way SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	173,844	EUR	(78)
Reata Pharmaceuticals Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	8/29/24	223,925		(70)
Redde Northgate PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	197,010	GBP	(26,444)
Renew Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	148,003	GBP	423
Repsol SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/12/24	146,638	EUR	14,881
Retail Estates NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	200,584	EUR	(18,355)
Reunert Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/15/24	1,973,412	ZAR	(596)
Rexel	1-Day EONIA + 0.30%	Monthly	MSCS	7/15/24	308,774	EUR	42,890
Richemont	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/24	259,202	CHF	2,298
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	470,752	CHF	(96,048)
Rockwool A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	2,827,828	DKK	22,117
Royal Caribbean Group	SOFR + 3.50%	Monthly	GSCO	3/08/24	3,717,173		(364,462)
Royal Vopak NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/24	231,675	EUR	499
Rubis	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/24	175,573	EUR	2,514
SA Corporate Real Estate Ltd.	1-Day SABOR + 0.34%	Monthly	MSCS	7/17/24	1,280,752	ZAR	(6,914)
Saab AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,314,865	SEK	(7,337)
Saint-Gobain SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	208,074	EUR	48,951
Sanlorenzo	Euro STR + 0.35%	Monthly	JPHQ	8/26/24	338,317	EUR	(12,943)
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/23	6,068,331	ZAR	(51,427)
Sarepta Therapeutics Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	4/20/24	744,937		2,504
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/24	4,556,595	ZAR	4,641
SAVILLS PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	236,122	GBP	(5,970)
Scandi Standard AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,767,222	SEK	4,349
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/23	266,904	CHF	(4,954)
SciPlay Corp.	1-Day FEDEF + 0.30%	Monthly	BOFA	5/19/24	110,345		(446)
SCOR SE	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/24	360,752	EUR	2,911
Scout24 SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/23	208,667	EUR	27,260
Serica Energy PLC	SONIA + 0.35%	Monthly	MSCS	6/03/24	221,672	GBP	17,081
SHELL PLC	1-Day SONIA + 0.40%	Monthly	MSCS	5/03/24	1,121,580	GBP	38,619
Shurgard	Euro STR + 0.35%	Monthly	JPHQ	7/05/24	73,889	EUR	243
Siegfried	1-Day SARON + 0.35%	Monthly	JPHQ	11/09/23	237,218	CHF	35,407
Siemens AG	1-Day EONIA + 0.40%	Monthly	JPHQ	7/05/24	176,428	EUR	(8,688)
Siemens Energy AG	Euro STR + 0.35%	Monthly	JPHQ	12/06/23	204,778	EUR	(34,065)
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/01/24	4,155,369	EUR	(94,547)
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	258,102	EUR	(26,292)
SII	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	138,801	EUR	13,430
Sinch	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	2,133,629	SEK	(28,364)
SIPEF	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	49,757	EUR	(4,272)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Sirius Real Estate Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/22/24	177,750	GBP	$10,410
SK Innovation Co. Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	3/15/24	1,506,455		(44,595)
SK Innovation Co. Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	3/15/24	15,352		(15,352)
SKF AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/25/24	3,677,012	SEK	(30,422)
SMCP SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	164,900	EUR	(15,479)
Societe Generale SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	234,287	EUR	38,963
Sodexo	1-Day EONIA + 0.30%	Monthly	MSCS	5/16/24	150,160	EUR	(3,775)
Solar A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/24	896,513	DKK	(20,864)
Solvay	Euro STR + 0.35%	Monthly	JPHQ	10/09/23	250,910	EUR	5,133
Sopra Steria Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	250,255	EUR	37,466
Southwest Airlines Co.	SOFR + 0.35%	Monthly	GSCO	3/16/24	253,116		(1,228)
Spar Nord Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	4/22/24	1,609,714	DKK	(15,252)
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	125,322	GBP	(10,066)
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,685,768	SEK	(23,368)
Stabilus SE	Euro STR + 0.35%	Monthly	JPHQ	3/20/24	333,743	EUR	(49,088)
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	136,342	GBP	26,956
STEF	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	48,409	EUR	7,076
Stellantis NV	Euro STR + 0.35%	Monthly	JPHQ	7/12/24	372,599	EUR	40,304
SThree PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/24	237,463	GBP	(24,446)
STMicroelectronic NV	Euro STR	Monthly	JPHQ	2/28/24	85,544	EUR	7,383
Stolt-Nielsen Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,015,441	NOK	(22,268)
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/24	261,093	EUR	1,221
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/10/23	294,077	CHF	25,736
Sun International Hotels Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/24	1,927,454	ZAR	(3,424)
Super Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/15/24	2,966,201	ZAR	(1,403)
Surgical Science Sweden AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/25/24	867,602	SEK	(8,928)
SUSS MicroTec SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	241,579	EUR	23,909
Swatch Group Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	215,877	CHF	(23,781)
Sweco AB	1-Week STIBOR + 0.275%	Monthly	SEBA	4/25/24	2,207,263	SEK	(33,412)
Swedish Orphan Biovitrum AB	1-Week STIBOR + 0.65%	Monthly	SEBA	7/15/24	1,643,710	SEK	(13,806)
Swiss Life Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	233,097	CHF	889
Swiss Re AG	1-Day SARON	Monthly	JPHQ	7/17/24	147,236	CHF	486
Sydbank A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	974,623	DKK	5,873
Sylvania Platinum Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	136,290	GBP	(41,700)
Syneos Health Inc.	1-Day FEDEF + 0.30%	Monthly	BOFA	6/08/24	319,535		(1,486)
TAKKT AG	Euro STR + 0.35%	Monthly	JPHQ	6/10/24	55,932	EUR	(2,504)
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	132,162	EUR	50,928
Taro Pharmaceutical Industries Ltd.	1-Day FEDEF + 0.30%	Monthly	BOFA	7/10/24	98,773		(427)
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	146,420	GBP	104,386
TeamViewer AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/24	318,991	EUR	83,603
Tecan Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/24	297,568	CHF	(14,555)
Technogym SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	138,666	EUR	(4,537)
Telecom Plus PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/06/23	370,149	GBP	(40,383)
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/05/24	180,540		(37,387)
Terveystalo PLC	Euro STR + 0.28%	Monthly	SEBA	7/17/24	117,384	EUR	(5,402)
Tesco PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/03/24	260,163	GBP	(7,459)
Tessenderlo Group	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	174,590	EUR	(11,188)
TETRA Tech Inc.	OBFR + 0.60%	Monthly	NOMU	8/22/24	114,024		942
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/24	381,285	EUR	3,734
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	47,396	GBP	(15,379)
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/24	3,205,023	ZAR	(82,636)
ThyssenKrupp AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	196,635	EUR	3,821
Tiger Brands Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	1/25/24	3,894,116	ZAR	(22,151)
Tobii AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/31/24	528,940	SEK	(2,735)
Tokmanni Group OYJ	Euro STR + 0.28%	Monthly	SEBA	8/15/24	133,326	EUR	(2,331)
Torunlar GYO	1-Day FEDEF + 1.25%	Monthly	MSCS	7/12/24	282,815		26,925
Transocean Ltd.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/10/24	2,410,699		82,141
Transtema Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,150,436	SEK	(44,541)
Tritax Big Box REIT PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/19/24	223,368	GBP	6,976
Triton International Ltd.	1-Day FEDEF + 0.30%	Monthly	BOFA	7/05/24	418,291		(1,970)
Tubacex SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/26/24	18,798	EUR	(25)
TUI AG	1-Day EONIA + 0.65%	Monthly	MSCS	5/24/24	240,503	EUR	(44,224)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Turk Traktor	1-Day FEDEF + 1.25%	Monthly	MSCS	5/30/24	31,060		$36,960
U.S. Steel	SOFR + 0.35%	Monthly	GSCO	2/23/24	717,514		128,159
U.S. Steel Corp.	1-Day FEDEF + 0.30%	Monthly	BOFA	2/23/24	164,777		–
u-blox AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	326,742	CHF	(104,310)
UBS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	87,787	CHF	21,720
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/23	175,271	EUR	1,104
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	313,258	EUR	14,902
Vail Resorts Inc.	SOFR + 3.50%	Monthly	GSCO	5/03/24	69,707		(330)
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/24	290,233	CHF	(23,627)
Valmet OYJ	Euro STR + 0.28%	Monthly	SEBA	8/05/24	151,733	EUR	(1,847)
Var Energi ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	10/23/23	3,424,121	NOK	49,095
Varex Imaging Corp.	1-Day FEDEF + 0.70%	Monthly	BOFA	4/21/24	1,857,183		5,712
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/26/24	1,585,848	NOK	(16,143)
Veolia Environnement SA	1-Day EONIA + 0.40%	Monthly	MSCS	6/03/24	4,731,362	EUR	198,887
Veolia Environnement SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/26/24	157,113	EUR	4,069
Veradigm Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	2/08/24	939,433		(4,153)
Verallia	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	263,870	EUR	135,601
Verbund AG	Euro STR + 0.35%	Monthly	JPHQ	8/23/24	117,397	EUR	(1,145)
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	131,694	GBP	34,306
Vesuvius PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/26/24	232,443	GBP	30,675
Vicat SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/24	29,869	EUR	(130)
Virgin Money PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	123,223	GBP	17,616
Vitesco Technologies	Euro STR + 0.35%	Monthly	JPHQ	9/04/24	105,941	EUR	13,830
Vitrolife AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/08/24	2,205,229	SEK	(52,747)
VMware Inc.	1-Day FEDEF + 0.40%	Monthly	MSCO	7/10/24	2,254,859		70,225
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/24	1,361,838	GBP	(735,516)
Voestalpine AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/23	68,230	EUR	(2,593)
Volkswagen AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	122,905	EUR	(19,694)
Votum	1-Day FEDEF + 1.25%	Monthly	MSCS	5/15/24	41,910		(1,131)
Vukile Property Fund Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/26/24	2,709,778	ZAR	4,885
VZ Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/24	74,361	CHF	10,698
Warehouses De Pauw SA	Euro STR + 0.35%	Monthly	JPHQ	5/16/24	296,103	EUR	(116)
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	368,729	GBP	(320,300)
Wayfair Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	5/11/24	1,201,041		1,566
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	143,028	EUR	24,159
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	264,087	GBP	(26,098)
Wienerberger AG	Euro STR + 0.35%	Monthly	JPHQ	10/09/23	243,321	EUR	(9,675)
Winnebago Industries Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	5/03/24	505,923		3,378
Wolfspeed Inc.	SOFR + 0.35%	Monthly	GSCO	3/01/24	170,926		(775)
Wolters Kluwer NV	Euro STR + 0.35%	Monthly	JPHQ	4/17/24	41,835	EUR	(1,522)
Woolworths Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/24	2,801,439	ZAR	9,383
Workspace Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/27/23	103,219	GBP	6,112
Wuestenrot & Wuerttembergische AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	5,696	EUR	(489)
Wyrtsily Corp.	EONIA + 0.275%	Monthly	SEBA	3/04/24	213,557	EUR	(45,882)
X Fab Silicon Foundries EV	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	173,988	EUR	(93)
XTB	1-Day FEDEF + 1.25%	Monthly	MSCS	12/15/23	364,776		(46,088)
Yara International ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	1,623,148	NOK	(20,121)
YouGov	1-Day SONIA + 0.35%	Monthly	MSCS	10/27/23	151,078	GBP	(4,518)
Zalando SE	Euro STR	Monthly	JPHQ	3/01/24	349,484	EUR	(7,311)
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	332,561	CHF	(14,691)
Ziff Davis	1-Day FEDEF + 0.70%	Monthly	BOFA	3/08/24	888,864		2,016
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	36,298	EUR	1,741
Zurcher Landbank AG	1-Day SARON + 0.35%	Monthly	JPHQ	8/08/24	45,777	CHF	(298)

							(1,824,447)

Equity Contracts – Short[c]
AB Dynamics PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/18/24	100,900	GBP	(28,928)
abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	130,589	GBP	28,908
Accor SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	105,827	EUR	(20,051)
ACEA	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	280,128	EUR	42,189
Ackermans & van Haaren	Euro STR - 0.30%	Monthly	JPHQ	3/18/24	61,717	EUR	4,637
adesso SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	117,987	EUR	5,568

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
Adidas AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	330,670	EUR	$(55,812)
Admiral Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	318,597	GBP	(85,639)
Adva Optical Networking SE	Euro STR - 7.30%	Monthly	JPHQ	1/30/24	69,516	EUR	(795)
Adyen	Euro STR - 0.30%	Monthly	JPHQ	5/22/24	66,051	EUR	35,637
Agfa-Gevaert NV	Euro STR	Monthly	JPHQ	7/17/24	40,518	EUR	7,061
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/24	426,990	NOK	4,889
Akamai Technologies Inc.	OBFR	Monthly	NOMU	8/18/24	127,312		(3,735)
Aker BP ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	2,827,221	NOK	3,102
Aker Carbon Capture ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/14/24	3,051,349	NOK	28,613
Aker Horizons	1-Week NIBOR - 4.25%	Monthly	SEBA	11/22/23	758,853	NOK	21,891
AkzoNobel NV	Euro STR - 0.30%	Monthly	JPHQ	8/28/24	146,617	EUR	(7,995)
Alcadon Group AB	1-Week STIBOR - 6.00%	Monthly	SEBA	7/17/24	26,568	SEK	912
ALCON N	1-Day SARON - 0.35%	Monthly	JPHQ	8/12/24	97,233	CHF	(3,441)
ALD	1-Day EONIA - 0.30%	Monthly	MSCS	5/15/24	299,130	EUR	39,607
Alfen NV	Euro STR - 0.80%	Monthly	JPHQ	3/07/24	349,358	EUR	52,124
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/24	219,483		(42,732)
Allfunds Group PLC	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	135,255	EUR	13,027
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	179,040	CHF	(4,754)
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/24	2,628,075	DKK	23,398
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/23	173,931	EUR	(23,400)
Alpha FX Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	137,225	GBP	(31,504)
Alphawave IP Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/22/24	176,286	GBP	(55,230)
Alstom SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/13/24	173,382	EUR	(1,483)
Ambu A/S	1-Week CIBOR - 1.50%	Monthly	SEBA	7/17/24	1,372,819	DKK	39,860
AmRest	1-Day FEDEF -1.50%	Monthly	MSCS	7/17/24	56,085		(318)
Anglo American Platinum Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/24	1,737,676	ZAR	5,108
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/24	133,418	EUR	7,922
Antares Vision	Euro STR - 2.65%	Monthly	JPHQ	8/07/24	39,773	EUR	5,064
Antin Infrastructure Partners	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	127,555	EUR	22,564
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/15/24	180,582	GBP	20,369
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/23	274,550	CHF	62,896
Arcadis	Euro STR - 0.30%	Monthly	JPHQ	4/04/24	219,682	EUR	(33,953)
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/24	133,760		(82,623)
Argan SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	25,780	EUR	202
argenx SE	Euro STR - 0.30%	Monthly	JPHQ	7/01/24	143,635	EUR	(50,196)
Ascential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	194,986	GBP	16,082
Ascopiave SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	53,421	EUR	7,870
Aselsan AS	1-Day FEDEF - 7.50%	Monthly	MSCS	7/17/24	93,091		(120,457)
Assa Abloy AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	2,370,048	SEK	(740)
Assura PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/31/24	151,932	GBP	4,941
Astral Foods Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/12/24	3,086,011	ZAR	(4,360)
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/24	322,338	EUR	(1,131)
Avi Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/24	3,659,197	ZAR	(24,942)
Avon Protection PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	69,097	GBP	18,774
Bachem AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	236,820	CHF	7,800
Bank of America MLEIAPRE Index	EONIA - 0.30%	Monthly	BOFA	3/21/24	203,545	EUR	7,414
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/24	359,039	CHF	(18,948)
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/24	96,238	EUR	15,010
Bayer AG	Euro STR - 0.30%	Monthly	JPHQ	8/28/24	104,603	EUR	(392)
BayWa AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	203,747	EUR	51,466
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	365,163	EUR	43,372
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	3,349,083	SEK	63,825
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	287,056	CHF	(37,694)
BHG Group AB	1-Week STIBOR - 2.89%	Monthly	SEBA	6/14/24	211,637	SEK	(2,173)
Billerud AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/07/24	1,479,063	SEK	(6,839)
Bloomin’ Brands Inc.	SOFR - 3.50%	Monthly	GSCO	5/03/24	3,593,700		13,723
Boliden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/07/24	1,490,814	SEK	2,978
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	380,770	EUR	(14,654)
Bonava AB	1-Week STIBOR - 0.28%	Monthly	SEBA	1/24/24	895,093	SEK	9,591
Borussia Dortmund	Euro STR - 0.95%	Monthly	JPHQ	7/17/24	83,269	EUR	(18,598)
Bossard AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	327,566	CHF	14,489
Bouygues Telecom	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/24	172,319	EUR	(3,493)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
Broadcom Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	7/10/24	617,477		$(45,398)
Brookfield Infrastructure Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	7/05/24	58,158		(573)
Bunzl PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	110,927	GBP	(5,644)
Burkhalter	1-Day SARON - 0.35%	Monthly	JPHQ	9/20/23	138,121	CHF	(15,656)
BW Energy Ltd.	1-Week NIBOR - 0.45%	Monthly	SEBA	7/17/24	1,091,558	NOK	5,535
BW Offshore Ltd.	1-Week NIBOR - 0.28%	Monthly	SEBA	7/19/24	1,366,626	NOK	9,072
Byggmax Group AB	1-Week STIBOR - 1.737%	Monthly	SEBA	5/09/24	86,148	SEK	(989)
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	348,759	EUR	(31,709)
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/24	2,299,453	NOK	15,960
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/24	327,699	EUR	(36,643)
Camurus AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/24	1,346,174	SEK	(32,929)
Cancom SE	1-Month EURIBOR - 0.25%	Monthly	JPHQ	7/17/24	479,438	EUR	51,247
Capitec Bank Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/14/24	10,057,798	ZAR	61,389
Capricorn Energy PLC	1-Day SONIA - 3.3238%	Monthly	MSCS	12/21/23	110,668	GBP	34,593
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/21/23	131,441	EUR	(12,614)
Carl Zeiss Meditec AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	177,303	EUR	4,952
Carnival Corp.	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	174,892	GBP	(131,411)
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/24	199,831		(75,054)
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/24	413,274	EUR	12,461
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/24	141,645	GBP	(3,541)
CGG SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	249,067	EUR	(4,884)
Chart Industries Inc.	1-Day FEDEF - 0.70%	Monthly	BOFA	3/27/24	2,597,824		11,203
Chesnara PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/25/23	97,248	GBP	5,449
Chr. Hansen A/S	1-Week CIBOR - 0.50%	Monthly	MSCS	3/25/24	1,358,412	DKK	23,879
Chr. Hansen A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/24	1,992,004	DKK	30,160
Cinemark Holdings Inc.	SOFR - 3.50%	Monthly	GSCO	5/04/24	701,473		2,829
Cleveland-Cliffs Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	8/16/24	82,902		–
Clicks Group Ltd.	1-Day SABOR - 1.25%	Monthly	MSCS	10/06/23	3,547,671	ZAR	(2,336)
Close Brothers Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	306,431	GBP	49,575
CNH Industrial	Euro STR - 0.30%	Monthly	JPHQ	3/22/24	183,156	EUR	1,815
Coats Group PLC	SONIA - 0.30%	Monthly	MSCS	6/03/24	351,576	GBP	(47,157)
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/24	1,225,206	DKK	20,534
Colruyt SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	308,456	EUR	(123,169)
Corbion NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/24	200,802	EUR	33,982
Corporacion Acciona Energias Renovables SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/24	106,966	EUR	47
Corporacion Financiera Alba SA	1-Day EONIA - 0.75%	Monthly	MSCS	3/13/24	11,466	EUR	(3,164)
COSMO Pharmaceuticals NV	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	101,346	CHF	(733)
Credem	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	99,128	EUR	(13,346)
Credit Agricole SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	156,913	EUR	(30,288)
Crest Nicholson Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/24	103,996	GBP	(2,082)
CTP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	177,994	EUR	(36,728)
Curro Holdings	1-Day SABOR - 1.50%	Monthly	MSCS	1/08/24	1,880,214	ZAR	(19,068)
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/24	448,330		64,591
Daetwyler	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	214,095	CHF	7,229
Daikin Industries Ltd.	1-Day MUTSCALM - 0.40%	Monthly	MSCS	9/28/23	67,129,600	JPY	(10,276)
Dassault Systemes SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/24	189,505	EUR	17,479
Deliveroo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	100,798	GBP	(33,768)
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	203,498	EUR	12,062
DEME Group NV	Euro STR - 0.30%	Monthly	JPHQ	3/18/24	10,153	EUR	1,554
Deutsche Wohnen SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	297,114	EUR	(27,237)
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	350,756	GBP	31,733
DiaSorin	Euro STR - 0.30%	Monthly	JPHQ	4/25/24	131,551	EUR	(781)
DIC Asset AG	Euro STR - 0.75%	Monthly	JPHQ	2/09/24	218,633	EUR	50,198
D’Ieteren SA	Euro STR - 0.30%	Monthly	JPHQ	7/14/24	197,019	EUR	20,048
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/24	224,055		(22,297)
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/25/23	5,946,803	ZAR	34,144
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	7,453,452	ZAR	(37,672)
Dometic Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	2,674,640	SEK	(30,358)
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/24	194,472	CHF	27,555
doValue SpA	Euro STR - 0.30%	Monthly	JPHQ	8/14/24	159,534	EUR	325
Dr. Martens PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/24/24	413,081	GBP	(12,265)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/24	1,033,444	DKK	$4,966
DT Capital Ltd.	1-Month HIBOR - 0.30%	Monthly	JPHQ	1/30/24	246,721	EUR	19,092
Eckert & Ziegler AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	125,382	EUR	(3,823)
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	130,762	EUR	(35,428)
El.En. SpA	Euro STR - 0.30%	Monthly	JPHQ	7/22/24	175,196	EUR	(7,359)
Electrolux AB	1-Week STIBOR - 1.00%	Monthly	SEBA	10/03/23	4,177,849	SEK	20,428
Elia Group	Euro STR - 0.30%	Monthly	JPHQ	5/16/24	154,017	EUR	(2,020)
Elior Group SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/15/24	123,704	EUR	3,673
Ellington Financial Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	7/13/24	60,312		(417)
Embracer Group AB	1-Week STIBOR - 2.50%	Monthly	SEBA	3/04/24	1,052,050	SEK	(295)
Emmi	1-Day SARON - 0.35%	Monthly	JPHQ	9/04/24	196,520	CHF	(12,383)
Ems-Chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	125,632	CHF	9,097
ENAV SpA	Euro STR - 0.30%	Monthly	JPHQ	9/21/23	123,555	EUR	9,305
Encore Capital Group Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	3/02/24	206,653		–
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/24	110,657	EUR	(4,583)
Energean PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	234,239	GBP	17,026
EnergieKontor AG	Euro STR - 0.30%	Monthly	JPHQ	3/07/24	71,849	EUR	(8,848)
Envestnet Inc.	SOFR - 3.50%	Monthly	GSCO	5/03/24	87,353		396
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	2,501,680	SEK	(7,269)
EQT AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	4,450,565	SEK	(24,071)
Eramet SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/24	34,960	EUR	879
Eregli Demir ve Celik Fabrikalari TAS	1-Day FEDEF - 5.00%	Monthly	MSCS	7/14/24	100,949		(6,068)
ERG SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	78,124	EUR	(2)
Esker SA	1-Day EONIA - 0.30%	Monthly	MSCS	5/20/24	97,898	EUR	(16,674)
Esprinet	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	409,650	EUR	45,736
Essity AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	2,447,891	SEK	3,542
Eurazeo SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	225,290	EUR	36,522
EuroAPI	1-Day EONIA - 0.30%	Monthly	MSCS	12/22/23	230,768	EUR	(52,892)
EuroGroup Laminations SpA	Euro STR - 0.30%	Monthly	JPHQ	8/12/24	170,375	EUR	8,463
Euronext	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	386,354	EUR	4,575
Eurotech	Euro STR - 10.60%	Monthly	JPHQ	8/05/24	35,734	EUR	486
Eutelsat SA	1-Day EONIA - 0.40%	Monthly	MSCS	7/12/24	15,724	EUR	(349)
Expedia Group Inc.	1-Day FEDEF + 0.70%	Monthly	BOFA	7/12/24	31,650		145
Exxon Mobil Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	7/24/24	395,725		(1,747)
Exxon Mobil Corp.	1-Day FEDEF - 0.35%	Monthly	MSCO	8/23/24	284,425		(5,577)
Faes Farma SA	1-Day EONIA - 0.35%	Monthly	MSCS	5/27/24	134,428	EUR	255
FD Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/24	69,308	GBP	(615)
Ferrari SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	137,587	EUR	(39,674)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	435,163	EUR	(65,864)
Fevertree Drinks PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/25/24	249,034	GBP	(55,205)
Fielmann AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	40,845	EUR	(3,858)
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	259,493	EUR	24,826
FirstEnergy Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	5/02/24	271,860		1,254
Fiskars Group OYJ	Euro STR - 0.45%	Monthly	SEBA	8/23/24	43,329	EUR	(7,095)
Flex LNG Ltd.	1-Week NIBOR - 3.50%	Monthly	SEBA	4/04/24	2,468,103	NOK	1,893
Flow Traders	Euro STR - 0.30%	Monthly	JPHQ	8/26/24	113,982	EUR	1,859
Flughafen Zurich AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	134,381	CHF	(161)
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/29/23	365,070	EUR	(135,489)
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	155,067	GBP	(3,368)
Focusrite PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/03/24	30,689	GBP	(3,872)
Formycon AG	Euro STR - 23.00%	Monthly	JPHQ	3/29/24	59,727	EUR	4,885
Forterra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/08/24	160,170	GBP	7,304
Fortress REIT Ltd.	1-Day SABOR - 0.56%	Monthly	MSCS	7/12/24	7,884,624	ZAR	(65,897)
Foschini Group Ltd. (The)	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/24	5,362,162	ZAR	(16,249)
Francaise Energie	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	91,940	EUR	7,642
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	262,549	EUR	(18,468)
Fresnillo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	199,615	GBP	51,575
Friedrich Vorwerk Group SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	166,843	EUR	(19,935)
Galapagos NV	Euro STR - 0.30%	Monthly	JPHQ	1/09/24	110,554	EUR	5,615
Gaztransport et Technigaz SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/24	257,004	EUR	(57,805)
GB Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/23/24	107,465	GBP	14,006
Geberit AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	258,120	CHF	12,471

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
Generali Group	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	76,014	EUR	$(1,966)
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	212,003	GBP	(15,308)
GEO Group Inc. (The)	1-Day FEDEF - 0.20%	Monthly	BOFA	2/01/24	557,610		2,460
Getinge AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/09/24	1,682,564	SEK	742
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	258,258	EUR	8,753
GIMV NV	Euro STR - 0.30%	Monthly	JPHQ	12/15/23	182,355	EUR	9,867
Givaudan SA	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	202,626	CHF	5,866
Gjensidige Forsikring ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	4,419,741	NOK	15,384
Golden Ocean Group Ltd.	1-Week NIBOR - 0.28%	Monthly	SEBA	1/10/24	912,937	NOK	(2,145)
GPW	1-Day FEDEF - 1.125%	Monthly	MSCS	12/22/23	74,910		(4,202)
Grainger PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	192,376	GBP	12,947
Grand City Properties	Euro STR - 0.30%	Monthly	JPHQ	1/30/24	179,195	EUR	(25,305)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	359,784	GBP	84,963
Greatland Gold PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	206,126	GBP	51,652
Grenergy Renovables SA	1-Day EONIA - 1.75%	Monthly	MSCS	12/01/23	193,652	EUR	20,712
Grenergy Renovables SA	1-Day EONIA - 2.38%	Monthly	MSCS	12/01/23	12,638	EUR	(28)
GRENKE AG	Euro STR - 2.55%	Monthly	JPHQ	7/29/24	58,366	EUR	4,188
Groupe ADP	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/23	183,269	EUR	15,374
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/24	256,532	EUR	5,480
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	105,292	EUR	(312)
Guess? Inc.	SOFR - 3.50%	Monthly	GSCO	3/09/24	436,713		1,376
Gurit	Euro STR - 1.20%	Monthly	JPHQ	7/17/24	76,229	CHF	1,810
GVS	Euro STR - 0.30%	Monthly	JPHQ	7/13/24	268,231	EUR	(31,075)
Gym Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	122,421	GBP	(3,601)
HAL Trust	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	129,211	EUR	(495)
Haleon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/24	320,361	GBP	3,411
Halma PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/27/23	85,120	GBP	2,186
Hamburger Hafen und Logistik AG	Euro STR - 0.75%	Monthly	JPHQ	8/19/24	56,523	EUR	1,319
Hannon Armstrong Sustainable Infrastructure Capital Inc.	SOFR - 3.50%	Monthly	GSCO	3/21/24	56,507		203
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/24	684,023	SEK	5,267
HAT Holdings I LLC	SOFR - 3.50%	Monthly	GSCO	3/21/24	657,294		(21,468)
Hektas	1-Day FEDEF - 15.00%	Monthly	MSCS	7/17/24	5,591		(94,595)
Helios Towers PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	191,746	GBP	38,086
HELLA GmbH & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	205,207	EUR	18,215
Henry Boot PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	32,673	GBP	7,214
Herbalife Nutrition Ltd.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/16/24	108,477		–
Hexagon Composites ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	1,320,829	NOK	(16,778)
Hexagon Purus ASA	1-Week NIBOR - 3.00%	Monthly	SEBA	8/28/24	601,131	NOK	(13,139)
HIAG Immobilien Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	43,049	CHF	2,941
Hill & Smith Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/24	158,879	GBP	(107,820)
Hochschild Mining PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/24	83,954	GBP	(10,531)
Horizonte Minerals PLC	1-Day SONIA - 11.00%	Monthly	MSCS	8/12/24	25,103	GBP	(3,037)
Hufvudstaden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/12/24	1,758,711	SEK	1,505
Hunting PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/24	128,415	GBP	(27,433)
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/23	342,187	EUR	(127,311)
ID Logistics Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/22/24	132,613	EUR	13,544
Illimity Bank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	51,815	EUR	345
Industrie De Nora	Euro STR - 0.30%	Monthly	JPHQ	3/07/24	111,397	EUR	4,388
INFICON	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/24	161,470	CHF	(44,426)
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	248,648	EUR	(23,738)
InPost SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	305,271	EUR	(130,399)
Instalco AB	1-Week STIBOR - 0.45%	Monthly	SEBA	6/27/24	884,202	SEK	12,068
Insulet Corp.	SOFR - 3.50%	Monthly	GSCO	8/23/24	227,176		127
IntegraFin Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	67,681	GBP	6,769
Intercontinental Exchange Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/19/24	191,177		(7,543)
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/26/23	132,000	CHF	24,195
Intertek Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	193,855	GBP	(1,638)
iRobot Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	6/20/24	102,981		452
Ironwood Pharmaceuticals Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	7/10/24	49,306		(1,571)
Italtile Ltd.	1-Day SABOR - 0.63%	Monthly	MSCS	8/08/24	566,332	ZAR	2,621
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	52,841	GBP	2,665

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
JDE Peet’s NV	Euro STR - 0.30%	Monthly	JPHQ	6/06/24	238,552	EUR	$13,945
JM AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	3,959,304	SEK	37,524
JTC PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	199,421	GBP	8,351
Judges Scientific PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/24	92,708	GBP	(1,495)
Juventus FC SpA	Euro STR - 3.20%	Monthly	JPHQ	9/02/24	84,349	EUR	(13,031)
Kambi Group PLC	1-Week STIBOR - 0.75%	Monthly	SEBA	10/11/23	1,261,507	SEK	3,538
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	1,077,928	SEK	14,621
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	116,856	EUR	945
Kempower OYJ	Euro STR - 3.75%	Monthly	SEBA	7/17/24	72,865	EUR	(65,164)
Kering SA	1-Month EURIBOR - 0.40%	Monthly	MSCS	11/27/23	214,378	EUR	8,147
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	199,380	EUR	11,990
Kety SA	1-Day FEDEF - 1.00%	Monthly	MSCS	7/17/24	222,481		(52,163)
KGHM Polska Miedz SA	1-Day FEDEF - 0.50%	Monthly	MSCS	8/19/24	273,130		7,540
Kingspan Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	12/07/23	115,468	EUR	(35,162)
Knorr-Bremse AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	98,373	EUR	1,737
Knowit AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	1,360,015	SEK	33,614
Komax	1-Day SARON - 0.35%	Monthly	JPHQ	7/25/24	223,545	CHF	19,449
Korian SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	181,246	EUR	8,921
Landis+Gyr Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/24	184,359	CHF	16,357
Lanxess AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	239,306	EUR	16,196
Lectra SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/24	177,761	EUR	(14,090)
LEG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	358,894	EUR	(55,604)
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/24	230,504	EUR	56,249
Life Healthcare Group Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	1/29/24	4,978,759	ZAR	(43,618)
Linea Directa Aseguradora SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	285,368	EUR	20,678
LISI	1-Day EONIA - 0.42%	Monthly	MSCS	2/19/24	30,629	EUR	3,264
Livent Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/05/24	1,907,846		9,352
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	312,918	GBP	(16,462)
L’Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/24	105,490	EUR	(7,831)
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	305,754	EUR	(70,120)
Luzerner Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	12/22/23	116,642	CHF	8,724
Luzerner Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/03/24	107,212	CHF	502
M&G PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/22/24	273,030	GBP	(1,614)
Marel	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	17,069	EUR	564
Marlowe PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/02/24	215,886	GBP	(33,065)
Marriott Vacations Worldwide Corp.	OBFR	Monthly	NOMU	9/01/24	39,237		–
Marshalls PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/27/24	311,956	GBP	5,221
Mayr-Melnhof Karton AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	99,441	EUR	(2,415)
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/24	280,184		(195,254)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	187,814	CHF	(49,927)
Medartis AG	1-Day SARON - 0.85%	Monthly	JPHQ	7/17/24	50,037	CHF	(2,937)
Metsa Board OYJ	Euro STR - 0.32%	Monthly	SEBA	6/13/24	227,712	EUR	(7,819)
Meyer Burger AG	1-Day SARON - 0.95%	Monthly	JPHQ	7/14/24	344,621	CHF	60,145
Michelin	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/23	222,553	EUR	(4,593)
Microsoft Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	5/03/24	1,428,378		3,294
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/24	249,834		(146,010)
Mips AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/20/23	4,500,360	SEK	84,578
Mobimo Holdings AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/24	160,564	CHF	(14,227)
Molten Ventures PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/24	102,668	GBP	729
Moonpig Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/07/24	147,305	GBP	(32,800)
Morgan Advanced Materials	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/24	131,820	GBP	(4,966)
Morgan Stanley MSHDGDT3 Index	1-Day EONIA - 0.45%	Monthly	MSCO	7/29/24	289,332	EUR	(8,349)
Morgan Stanley MSHDGIN1 Index	1-Day EONIA - 0.45%	Monthly	MSCS	5/06/24	241,607	EUR	5,848
Morgan Stanley MSPSENT4 Index	1-Day SONIA - 0.45%	Monthly	MSCO	6/10/24	324,937	GBP	15,717
Morgan Stanley MSPSENTH Index	1-Day SONIA - 0.45%	Monthly	MSCO	11/01/23	29,281	GBP	374
Morgan Stanley MSPSGDXJ Index	1-Day FEDEF - 2.05%	Monthly	MSCO	6/19/24	341,415		(5,710)
MultiChoice Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/24	3,417,474	ZAR	12,960
Natera Inc.	SOFR - 3.50%	Monthly	GSCO	5/03/24	286,661		820
National Grid PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	172,913	GBP	14,630
National Vision Holdings Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	6/09/24	176,563		891
NCC Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/15/24	70,624	GBP	(2,803)
Nedbank Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/24	1,535,224	ZAR	683

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
Nel ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/24	926,090	NOK	$10,150
Neoen	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	212,632	EUR	21,133
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/24	163,533	EUR	34,178
Nestle SA	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/23	179,126	CHF	8,928
New Wave Group AB	1-Week STIBOR - 0.52%	Monthly	SEBA	8/07/24	3,870,879	SEK	29,164
Nexi SpA	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	323,443	EUR	51,501
NextEra Energy Partners LP	1-Day FEDEF - 0.20%	Monthly	BOFA	3/28/24	156,374		723
Ninety One Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/15/24	1,854,345	ZAR	955
Ninety One PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/11/24	178,370	GBP	(3,581)
Noble Corp. PLC	1-Week CIBOR - 0.34%	Monthly	SEBA	8/05/24	756,609	DKK	(1,692)
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/24	275,207	EUR	22,038
Nolato AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/26/23	1,524,222	SEK	4,248
Nordex SE	Euro STR - 0.95%	Monthly	JPHQ	8/21/24	276,976	EUR	20,472
Nordic Semiconductor ASA	1-Week STIBOR - 0.275%	Monthly	SEBA	4/04/24	1,552,009	NOK	(19,974)
Northern Oil And Gas Inc.	SOFR - 0.35%	Monthly	GSCO	3/16/24	150,618		(12,236)
Northern Oil And Gas Inc.	SOFR - 0.35%	Monthly	GSCO	3/16/24	320,167		1,197
Norwegian Cruise Line Holdings Ltd.	1-Day FEDEF - 0.20%	Monthly	BOFA	7/11/24	382,286		2,059
Novozymes A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/24	1,340,967	DKK	26,317
NuVasive Inc.	SOFR - 3.50%	Monthly	GSCO	5/02/24	126,962		127,486
NX Filtration NV	Euro STR - 2.65%	Monthly	JPHQ	8/07/24	34,806	EUR	2,717
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	174,768	GBP	(167,605)
Oesterreichische Post AG	Euro STR - 3.80%	Monthly	JPHQ	8/23/24	183,079	EUR	1,193
Oxford BioMedica PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/23	133,968	GBP	28,148
Oxford Nanopore Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/13/24	230,695	GBP	2,467
Palfinger AG	Euro STR - 0.30%	Monthly	JPHQ	7/12/24	17,934	EUR	3,444
Palo Alto Networks Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/02/24	22,384		27
Parsons Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/09/24	286,697		–
Partners Group Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/24	170,281	CHF	1,440
Patrick Industries Inc.	SOFR - 3.50%	Monthly	GSCO	4/03/24	372,009		2,968
Patrick Industries Inc.	SOFR - 3.50%	Monthly	GSCO	4/03/24	518,568		(650)
Peab AB	1-Week STIBOR - 0.28%	Monthly	SEBA	2/22/24	4,139,907	SEK	10,631
Pepco	1-Day FEDEF - 5.25%	Monthly	MSCS	4/12/24	143,289		20,222
Pepkor	1-Day SABOR - 0.50%	Monthly	MSCS	10/10/23	6,593,263	ZAR	7,091
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/23	177,342	EUR	20,758
Persimmon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/24	227,234	GBP	35,344
Petrofac Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	9/02/24	136,845	GBP	12,826
Pfeiffer Vacuum	Euro STR - 0.30%	Monthly	JPHQ	3/07/24	313,394	EUR	9,926
Pharmanutra SpA	Euro STR - 0.30%	Monthly	JPHQ	1/10/24	51,925	EUR	3,269
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	377,513	GBP	37,125
Picton Property Income Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/26/24	13,485	GBP	1,264
Pierre & Vacances	1-Day EONIA - 2.13%	Monthly	MSCS	8/15/24	40,369	EUR	(37)
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/24	302,118	EUR	55,668
Polypeptide	1-Day SARON - 0.35%	Monthly	JPHQ	9/18/23	298,780	CHF	(53,442)
Post Holdings Inc.	SOFR - 0.35%	Monthly	GSCO	3/02/24	340,898		1,293
Post Holdings Inc.	SOFR - 0.35%	Monthly	GSCO	3/02/24	485,849		1,397
PostNL	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	378,202	EUR	(139,027)
Progress Software Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/05/24	589,624		2,456
Prosus NV	Euro STR - 0.30%	Monthly	JPHQ	9/20/23	74,001	EUR	4,100
PRS REIT PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	171,050	GBP	32,470
Prudential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/14/24	217,762	GBP	22,892
PSG Konsult Ltd.	1-Day SABOR - 0.875%	Monthly	MSCS	5/20/24	1,807,882	ZAR	(16,438)
PZ Cussons PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	220,811	GBP	43,613
Qt Group OYJ	Euro STR - 4.16%	Monthly	SEBA	7/17/24	252,654	EUR	36,961
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	252,997	GBP	27,898
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	1,893,515	SEK	(6,634)
Re:NewCell AB	1-Week STIBOR - 1.75%	Monthly	SEBA	7/17/24	813,502	SEK	(21,590)
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	236,510	GBP	13,962
Recticel	Euro STR - 0.30%	Monthly	JPHQ	11/21/23	306,968	EUR	79,317
Redeia Corporacion SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/24	101,463	EUR	(483)
Reinet Investments S.C.A	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/24	3,452,095	ZAR	3,978
RELX PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	107,594	GBP	(7,833)
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/23	423,867	EUR	47,121

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
Renishaw PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/13/24	286,346	GBP	$20,442
Rentokil Initial PLC	1-Day FEDEF - 0.65%	Monthly	MSCS	11/27/23	276,997	GBP	(23,516)
Reply SpA	Euro STR - 0.30%	Monthly	JPHQ	7/18/24	198,769	EUR	4,026
Restore PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/18/24	58,557	GBP	33,582
Rieter	Euro STR - 0.35%	Monthly	JPHQ	7/24/24	47,917	CHF	(29)
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/24	2,076,041	DKK	(13,157)
Robertet	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	28,681	EUR	849
Royal Bafokeng Platinum Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/24	2,105,328	ZAR	11,817
Royal Caribbean Group	SOFR - 3.50%	Monthly	GSCO	3/08/24	2,936,341		13,052
Royal Unibrew	1-Week CIBOR - 0.28%	Monthly	SEBA	11/27/23	3,222,888	DKK	(8,522)
RTL Group	Euro STR - 0.30%	Monthly	JPHQ	1/30/24	354,240	EUR	71,054
Sabre Insurance Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	112,823	GBP	(57,055)
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	375,868	EUR	(84,488)
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	179,546	GBP	(14,288)
Saipem SpA	1-Month EURIBOR - 6.65%	Monthly	JPHQ	2/26/24	212,801	EUR	(11,424)
Salcef Group SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	220,871	EUR	(88,393)
SalMar ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/29/24	2,151,331	NOK	(41,317)
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/24	1,480,632	NOK	30,496
Salvatore Ferragamo SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	167,761	EUR	9,096
Sampo PLC	Euro STR - 0.28%	Monthly	SEBA	7/17/24	165,819	EUR	9,838
Sanlam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	1,851,240	ZAR	(23,162)
Sanoma Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/24	107,014	EUR	8,985
Santam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	2,463,509	ZAR	(15,872)
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/24	121,307		(65,149)
Sarepta Therapeutics Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	4/20/24	599,363		2,267
Sartorius Stedim Biotech	1-Day EONIA - 0.30%	Monthly	MSCS	6/21/24	264,249	EUR	(22,975)
SBM Offshore NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	376,340	EUR	10,589
Schibsted ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	599,468	NOK	(814)
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/24	109,432	EUR	15,715
Schweiter Technologies AG	1-Day SARON - 0.35%	Monthly	JPHQ	5/06/24	219,451	CHF	14,066
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/24	823,798	SEK	(3,323)
secunet Security Networks AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	168,413	EUR	(18,947)
Seeing Machines Ltd.	1-Day SONIA - 5.75%	Monthly	MSCS	8/05/24	50,757	GBP	(3,479)
Segro PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	274,288	GBP	11,116
Sensirion AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/24	335,565	CHF	42,228
SFC Energy AG	Euro STR - 7.00%	Monthly	JPHQ	7/17/24	23,581	EUR	(6,551)
SGS SA	1-Day SARON - 0.35%	Monthly	JPHQ	6/17/24	141,812	CHF	8,088
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	251,172	EUR	34,209
SIG Group AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	322,653	CHF	(20,188)
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/23	131,846	CHF	(642)
Siltronic AG	Euro STR - 1.05%	Monthly	JPHQ	5/13/24	149,613	EUR	(5,554)
Sixt SE	Euro STR - 0.30%	Monthly	JPHQ	4/17/24	371,597	EUR	45,570
Skanska AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/07/24	1,493,885	SEK	2,310
SkiStar AB	1-Week STIBOR - 0.73%	Monthly	SEBA	7/15/24	2,057,238	SEK	(8,063)
Smart Metering Systems PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/12/24	335,133	GBP	74,359
Soitec SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/12/24	159,640	EUR	(16,161)
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	145,606	EUR	13,131
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/24	154,144	GBP	47,798
Sonova Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/24	121,591	CHF	931
Southwest Airlines Co.	SOFR - 0.75%	Monthly	GSCO	3/16/24	516,973		28,342
Spar Group Ltd. (The)	1-Day SABOR - 0.50%	Monthly	MSCS	10/06/23	4,395,626	ZAR	(3,441)
SpareBank 1 Nord-Norge	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/23	2,983,129	NOK	(32,605)
Sparebank 1 Oestlandet	1-Week NIBOR - 0.28%	Monthly	SEBA	12/22/23	192,972	NOK	(288)
Spinnova OYJ	Euro STR - 10.50%	Monthly	SEBA	8/08/24	19,548	EUR	6,957
Spirax-Sarco Engineering PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	258,025	GBP	22,507
St Galler Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/06/23	183,031	CHF	(6,345)
Steico SE	Euro STR - 0.95%	Monthly	JPHQ	2/09/24	87,192	EUR	28,552
Stora Enso OYJ	Euro STR - 0.28%	Monthly	SEBA	8/05/24	203,924	EUR	(16,313)
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/23	3,123,898	EUR	(60,498)
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	3/25/24	3,720,398	EUR	35,171
STRATEC SE	Euro STR - 0.35%	Monthly	JPHQ	4/19/24	100,305	EUR	19,961

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
Straumann Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/18/23	215,047	CHF	$(25,562)
Strix Group PLC	1-Day SONIA - 2.00%	Monthly	MSCS	7/17/24	54,709	GBP	21,398
Sudzucker AG	Euro STR - 0.30%	Monthly	JPHQ	8/19/24	130,344	EUR	(5,218)
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/15/23	89,241	GBP	13,343
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	4,351,338	SEK	(31,985)
Swedencare AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/13/24	740,780	SEK	(47,796)
Swiss Prime Site	1-Day SARON - 0.35%	Monthly	JPHQ	5/01/24	193,035	CHF	(15,216)
Sword Group SE	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/24	21,927	EUR	(211)
Symrise AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/23	181,923	EUR	6,310
Synthomer PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/22/24	235,122	GBP	88,928
TAG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/16/24	207,632	EUR	(112,217)
Talenom OYJ	Euro STR - 2.50%	Monthly	SEBA	7/17/24	25,003	EUR	6,811
Talgo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	179,381	EUR	(49,537)
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	215,585	EUR	(23,650)
Technoprobe	Euro STR - 0.30%	Monthly	JPHQ	10/16/23	262,398	EUR	(19,894)
Telecom Italia	Euro STR - 0.75%	Monthly	JPHQ	7/14/24	410,716	EUR	(27,961)
Tenaris SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	91,238	EUR	(2,809)
TETRA Tech Inc.	OBFR	Monthly	NOMU	8/18/24	49,673		(50)
Thermador Groupe SA	1-Day EONIA - 2.25%	Monthly	MSCS	8/16/24	42,243	EUR	(871)
Thule Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	3,947,249	SEK	(115,121)
TI Fluid Systems PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/19/24	113,615	GBP	(18,412)
Tinexta SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	326,293	EUR	37,246
Tomra Systems ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	1/08/24	2,827,724	NOK	36,624
Topdanmark A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/26/24	2,128,867	DKK	24,946
Trainline PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/24	43,162	GBP	(1,926)
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	897,434	ZAR	7,784
Transocean Ltd.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/01/24	2,284,968		10,509
Treatt PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	131,871	GBP	24,546
Trelleborg AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/24	3,483,244	SEK	(17,516)
Tritax EuroBox PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	163,812	GBP	17,709
Trustpilot Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	88,578	GBP	(2,809)
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/24	3,102,219	DKK	50,011
TUI LN Hedge	1-Day EONIA - 0.65%	Monthly	MSCS	5/27/24	202,171	EUR	4,092
Turkiye Sinai Kalkinma Bankasi AS	1-Day FEDEF - 2.00%	Monthly	MSCS	1/23/24	49,373		(2,984)
Tyler Technologies Inc.	SOFR - 0.35%	Monthly	GSCO	3/01/24	451,303		15,852
TYMAN PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/07/24	188,036	GBP	(37,974)
U.S. Steel Corp.	SOFR - 0.35%	Monthly	GSCO	2/23/24	763,570		(3,230)
Ubisoft Entertainment SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	278,229	EUR	(32,572)
Umicore NV	Euro STR - 0.30%	Monthly	JPHQ	8/05/24	161,599	EUR	14,869
Unicaja Banco SA	1-Day EONIA - 0.35%	Monthly	MSCS	6/17/24	297,148	EUR	(29,787)
Unilever	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/23	88,413	GBP	(1,367)
UnipolSai	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	264,869	EUR	4,428
UNIQA Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	3/18/24	170,102	EUR	8,476
Unite Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/24	157,852	GBP	(13,392)
UPM Kymmene Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/24	96,086	EUR	(9,643)
Urban Logistics REIT PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	226,556	GBP	32,819
Vail Resorts Inc.	SOFR - 3.50%	Monthly	GSCO	5/03/24	210,251		844
Valneva SE	1-Day EONIA - 4.50%	Monthly	MSCS	5/16/24	134,562	EUR	(12,331)
Varex Imaging Corp.	1-Day FEDEF - 0.20%	Monthly	BOFA	4/21/24	933,696		4,726
VAT Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/24	294,592	CHF	(18,227)
Veradigm Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	2/08/24	546,439		2,361
VERBIO Vereinigte BioEnergie AG	Euro STR - 1.00%	Monthly	JPHQ	7/01/24	177,690	EUR	(30,209)
Vestas Wind Systems A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/12/24	1,309,200	DKK	29,112
Vestel	1-Day FEDEF - 7.63%	Monthly	MSCS	9/08/23	88,881		(35,618)
VGP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	339,993	EUR	(52,611)
Viaplay Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	550,239	SEK	5,469
Victrex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	186,536	GBP	3,479
Virbac	1-Day EONIA - 0.30%	Monthly	MSCS	4/01/24	214,228	EUR	5,664
Viscofan SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/24	228,990	EUR	(1,622)
Vistry Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/03/24	164,225	GBP	(3,029)
Vitec Software Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/22/24	2,575,529	SEK	(24,805)
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	191,291	EUR	(20,958)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[c] (continued)
Waga Energy SA	1-Day EONIA - 0.75%	Monthly	MSCS	7/17/24	39,746	EUR	$798
Wallenstam AB Series B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/24	1,740,787	SEK	(3,971)
Wayfair Inc.	SOFR - 3.50%	Monthly	GSCO	3/17/24	980,049		–
Wendel Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/27/24	370,955	EUR	52,640
Whitbread PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/12/24	118,941	GBP	(16,639)
Wiit SpA	Euro STR - 0.70%	Monthly	JPHQ	7/31/24	80,832	EUR	5,862
Winnebago Industries Inc.	1-Day FEDEF - 0.20%	Monthly	BOFA	5/03/24	279,698		(2,666)
WithSecure Corp.	1-Week ESTR - 0.275%	Monthly	SEBA	4/22/24	67,509	EUR	17,019
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/23	188,398	GBP	35,430
Xior Student Housing	Euro STR - 0.30%	Monthly	JPHQ	5/16/24	96,483	EUR	3,334
XP Power Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	184,785	GBP	(31,065)
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	918,730	SEK	(14,793)
Ypsomed Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	74,859	CHF	(30,446)
Ziff Davis	1-Day FEDEF - 0.20%	Monthly	BOFA	3/08/24	240,007		1,116
Ziff Davis	SOFR	Monthly	GSCO	3/16/24	278,099		3,429
Zur Rose Group AG	1-Day SARON - 2.10%	Monthly	JPHQ	7/17/24	165,994	CHF	(144,844)

							(1,321,343)

Total - Total Return Swap Contracts							$(3,145,790)

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bFair valued using significant unobservable inputs. See Note 6 regarding fair value investments.

cThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Abbreviations Counterparty		Currency		Selected Portfolio

ANZB	Australia and New Zealand Banking Group Limited	AUD	Australian Dollar	AONIA	Australian Interbank Offered Rate

BNPP	BNP Paribas	BRL	Brazilian Real	BBSW	Bank Bill Swap Rate

BNYM	The Bank of New York Mellon Corp.	CAD	Canadian Dollar	BKBM	Bank Bill Benchmark Rate

BOFA	Bank of America, NA	CHF	Swiss Franc	BRLCDI	Brazil Cetip Di Interbank Deposit Rate

BZWS	Barclays Bank PLC	CLP	Chilean Peso	CAC	Cotation Assistee en Continu

CASI	Credit Agricole Securities Inc.	CNY	Chinese Yuan	CBOE	Chicago Board Options Exchange

CITI	Citigroup, NA	COP	Colombian Peso	CIBOR	Copenhagen Interbank Offered Rate

DBAB	Deutsche Bank, AG	CZK	Czech Koruna	CLP TNA	Chilean Peso Indice Camara Promedia Rate

GSCO	Goldman Sachs International	DKK	Danish Krone	COLIBOR	Colombia Overnight Interbank Rate

HSBC	HSBC Bank PLC	EUR	Euro	CZEONIA	Czech Overnight Index Average

JPHQ	JP Morgan Chase Bank, NA	GBP	British Pound	DAX	Deutscher Aktienindex

MLCO	Merrill Lynch & Co., Inc.	HKD	Hong Kong Dollar	DIP	Debtor-In-Possession

MSCO	Morgan Stanley & Co. LLC	IDR	Indonesian Rupiah	DJIA	Dow Jones Industrial Average

MSCS	Morgan Stanley Capital Services LLC	INR	Indian Rupee	EMTN	Euro Medium Term Notes

NOMU	Nomura International PLC	JPY	Japanese Yen	EONIA	Euro OverNight Index Average

NWMK	NatWest Markets	KRW	South Korean Won	ESTR	Euro Short Term Rate

RBS	Royal Bank of Scotland PLC	MXN	Mexican Peso	ETF	Exchange Traded Fund

SCBL	Standard Chartered PLC	NOK	Norwegian Krone	EURIBOR	Euro Interbank Offered Rate

SCGN	Societe Generale	NZD	New Zealand Dollar	FEDEF	Federal Funds Effective Rate

SEBA	Skandinaviska Enskilda Banken AB	PEN	Peruvian Nuevo Sol	FHLMC	Federal Home Loan Mortgage Corp.

SSBT	State Street Bank and Trust Company	PLN	Polish Zloty	FNMA	Federal National Mortgage Association

STBK	Santander Bank, NA	SEK	Swedish Krona	FRN	Floating Rate Note

TDBK	Toronto-Dominion Bank	SGD	Singapore Dollar	FTSE	Financial Times Stock Exchange

UBSW	UBS AG	TWD	Taiwan Dollar	HIBOR	Hong Kong Interbank Offered Rate

WFSI	Wells Fargo Securities International Limited	USD	United States Dollar	HONIX	Hong Kong Overnight Index Rate

		UYU	Uruguayan Peso	JIBAR	Johannesburg Interbank Agreed Rate

		ZAR	South African Rand	KDR	Korean Depositary Receipt

				LIBOR	London InterBank Offered Rate

Index				MIBOR	Mumbai Interbank Offered Rate

CDX.NA.HY	CDX North America High Yield Index			MUTSCALM	Japan Unsecured Overnight Call Rate

CDX.NA.IG	CDX North America Investment Grade Index			NIBOR	Norwegian Interbank Offered Rate

ITRX.Asia.Ex-Japan.IG	iTraxx Asia Ex-Japan Investment Grade Index			OAT	Obligation Assumable by the Treasurer

ITRX.EUR	iTraxx Europe Index			OBFR	Overnight Bank Funding Rate

ITRX.EUR.XOVER	iTraxx Europe Crossover Index			PIK	Payment In-Kind

				RC	Revolving Loan Commitment

				REIT	Real Estate Investment Trust

				SABOR	South African Benchmark Overnight Rate

				SARON	Swiss Average Rate Overnight

				SIBCSORA	Singapore Overnight Rate Average

				SOFR	Secured Overnight Financing Rate

				SONIA	Sterling Overnight Index Average

				SPDR	Standard & Poor’s Depositary Receipt

				STIBOR	Stockholm Interbank Offered Rate

				STR	Short Term Rate

				TOPIX	Tokyo Price Index

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, K2 Alternative Strategies Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.

2. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At August 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.

At August 31, 2023, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Bausch Health Cos. Inc., Term Loan B	$89,066
CSC Holdings LLC, Term Loan B	144,637
Euro Garage Ltd., Term Loan B-1	30,092
Hercules Achievement Inc., Initial Term Loan	15,960
K. Hovnanian Enterprises Inc., Term Loan RC	1,000,000
Oldcastle BuildingEnvelope Inc., Term Loan RC	160,865
Peloton Interactive Inc., Initial Term Loan	98,751
Upfield Group BV, Term Loan RC	137,621

$1,676,992

4. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a

“Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31, 2023, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 5.07%	$3,348,000	$8,146,000	$(9,241,000)	$-	$-	$2,253,000	2,253,000	$28,229

5. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2023, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments. At August 31, 2023, the Fund’s investments in the K2 Subsidiary were as follows:

Fund Name	Subsidiary Name[a]	Consolidated Net Assets	Subsidiary Net Assets	% of Consolidated Net Assets

K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$793,716,671	$49,171,746	6.2%

a The Fund’s investments in the K2 Subsidiary is limited to 25% of consolidated assets.

6. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of August 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$191,020,912	$20,866,713		$8,566	[e]	$211,896,191
Convertible Bonds	–	101,368,954		–		101,368,954
Convertible Bonds in Reorganization	–	127,420		–		127,420
Corporate Bonds and Notes	–	66,235,449		15,985		66,251,434
Corporate Bonds and Notes in Reorganization	–	1,962,879		–		1,962,879
Senior Floating Rate Interests	–	5,576,139		–		5,576,139
Foreign Government and Agency Securities	–	42,849,850		–		42,849,850
U.S. Government and Agency Securities	–	15,065,269		–		15,065,269
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	455,486		–		455,486
Options Purchased	2,225,848	182,959		–		2,408,807
Short Term Investments	250,100,392	–		–		250,100,392

Total Investments in Securities	$443,347,152	$254,691,118	[c]	$24,551		$698,062,821

Other Financial Instruments:
Futures Contracts	$3,006,456	$–		$–		$3,006,456
Forward Exchange Contracts	–	7,673,757		–		7,673,757
Swap Contracts	–	12,914,766		–		12,914,766
Unfunded Loan Commitments	–	–		30,000		30,000

Total Other Financial Instruments	$3,006,456	$20,588,523		$30,000		$23,624,979

Liabilities:
Other Financial Instruments:
Options Written	$587,834	$28,607		$–		$616,441
Securities Sold Short[a]	94,771,395	25,607,000	[d]	–		120,378,395
Futures Contracts	2,941,161	–		–		2,941,161
Forward Exchange Contracts	–	8,169,650		–		8,169,650
Swap Contracts	–	15,751,449		–	[e]	15,751,449
Unfunded Loan Commitments	–	4,659		–		4,659

Total Other Financial Instruments	$98,300,390	$49,561,365		$–		$147,861,755

[a]	For detailed categories, see the accompanying Consolidated Schedule of Investments.
[b]	Includes common stocks, exchange traded funds, and preferred stocks as well as other equity interests.
[c]

Includes foreign securities valued at $20,643,756, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[d]

Includes foreign securities valued at $1,824,670, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[e]	Includes securities determined to have no value at August 31, 2023.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.